1933 Act Registration No. 333-17255
                                     1940 Act File No. 811-07955

               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D. C.  20549

                            FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]
   Post-Effective Amendment No. 8                                [X]

                               and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]
   Amendment No. 10                                              [X]

                     STEIN ROE ADVISOR TRUST
         (Exact Name of Registrant as Specified in Charter)

    One South Wacker Drive, Chicago, Illinois       60606
     (Address of Principal Executive Offices)     (Zip Code)

Registrant's Telephone Number, including Area Code:  1-800-338-2550

    Heidi J. Walter               Cameron S. Avery
    Vice-President & Secretary    Bell, Boyd & Lloyd
    Stein Roe Advisor Trust       Three First National Plaza
    One South Wacker Drive        70 W. Madison Street, Suite 3300
    Chicago, Illinois  60606      Chicago, Illinois  60602
           (Name and Address of Agents for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b)
[X]  on November 1, 1998 pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of rule 485

Registrant has previously elected to register under the Securities Act of 1933 an indefinite number of its shares of beneficial interest, without par value, of the series of shares designated Stein Roe Advisor Growth & Income Fund, Stein Roe Advisor International Fund, Stein Roe Advisor Young Investor Fund, Stein Roe Advisor Special Venture Fund, Stein Roe Advisor Balanced Fund, Stein Roe Advisor Growth Stock Fund, Stein Roe Advisor Special Fund, Stein Roe Advisor High-Yield Municipals Fund, Stein Roe Advisor Intermediate Bond Fund, and Stein Roe Advisor Income Fund.

This Registration Statement has also been signed by SR&F Base
Trust as it relates to each Fund of the Trust.

                     STEIN ROE ADVISOR TRUST
                     CROSS REFERENCE SHEET

ITEM
NO.    CAPTION
-----  -------
                         PART A (PROSPECTUS)
1      Front cover
2      Fee Table; Summary
3 (a)  Financial Highlights
  (b)  Inapplicable
  (c)  Investment Return
  (d)  Inapplicable
4 Organization and Description of Shares; The Fund; Investment Policies; Investment Restrictions; Risks
       and Investment Considerations; Portfolio Investments and Strategies; Summary--Investment Risks
5 (a)  Management--Trustees and Investment Adviser
  (b)  Management--Trustees and Investment Adviser, Fees and
       Expenses
  (c)  Management--Portfolio Managers
  (d)  Inapplicable
  (e)  Management--Transfer Agent
  (f)  Management--Fees and Expenses; Financial Highlights; Fee
       Table
  (g)  Inapplicable
5A     Inapplicable
6 (a) Organization and Description of Shares; see statement of additional information: General Information and History
  (b)  Inapplicable
  (c)  Organization and Description of Shares
  (d)  Organization and Description of Shares
  (e)  For More Information
  (f)  Distributions and Income Taxes
  (g)  Distributions and Income Taxes
  (h)  Master Fund/Feeder Fund: Structure and Risk Factors
7      How to Purchase Shares
  (a)  Management--Distributor
  (b)  How to Purchase Shares; Net Asset Value
  (c)  How to Purchase Shares
  (d)  How to Purchase Shares
  (e)  Inapplicable
  (f)  Management--Fees and Expenses
  (g)  Inapplicable
8 (a)  How to Sell (Redeem) Shares
  (b)  How to Purchase Shares
  (c)  How to Sell (Redeem) Shares
  (d)  How to Sell (Redeem) Shares
9      Inapplicable

            PART B  (STATEMENT OF ADDITIONAL INFORMATION)
10     Cover page
11     Table of Contents
12     General Information and History
13 Investment Policies; Portfolio Investments and Strategies; Investment Restrictions
14     Management
15(a)  Inapplicable
  (b)  Principal Shareholders
  (c)  Principal Shareholders
16(a)  Investment Advisory Services; Management; see prospectus:
       Management
  (b)  Investment Advisory Services
  (c)  Inapplicable
  (d)  Investment Advisory Services
  (e)  Inapplicable
  (f)  Distributor
  (g)  Inapplicable
  (h)  Custodian; Independent Auditors
  (i)  Transfer Agent and Shareholder Servicing
17(a)  Portfolio Transactions
  (b)  Inapplicable
  (c)  Portfolio Transactions
  (d)  Portfolio Transactions
  (e)  Portfolio Transactions
18     General Information and History
19(a) Purchases and Redemptions; see prospectus: How to Purchase Shares, How to Sell (Redeem) Shares
  (b)  Purchases and Redemptions; see prospectus: Net Asset Value
  (c)  Purchases and Redemptions
20 Additional Income Tax Considerations; Portfolio Investments and Strategies--Taxation of Options and Futures
21(a)  Distributor
  (b)  Inapplicable
  (c)  Inapplicable
22(a)  Inapplicable
  (b)  Investment Performance
23     Financial Statements

                              PART C
24     Financial Statements and Exhibits
25     Persons Controlled By or Under Common Control with
       Registrant
26     Number of Holders of Securities
27     Indemnification
28     Business and Other Connections of Investment Adviser
29     Principal Underwriters
30     Location of Accounts and Records
31     Management Services
32     Undertakings

The prospectuses and statements of additional information relating to Stein Roe Advisor Growth & Income Fund, Stein Roe Advisor International Fund, Stein Roe Advisor Young Investor Fund, Stein Roe Advisor Special Venture Fund, Stein Roe Advisor Balanced Fund, Stein Roe Advisor Growth Stock Fund, and Stein Roe Advisor Special Fund, each a series of Stein Roe Advisor Trust, are not affected by the filing of this post-effective amendment No. 8.

Prospectus  Nov. 1, 1998


Stein Roe Advisor Funds


Stein Roe Advisor Intermediate Bond Fund
Stein Roe Advisor High-Yield Municipals Fund


Advisor Intermediate Bond Fund seeks high current income by investing primarily in marketable debt securities. The dollar-weighted average life of the portfolio is expected to be between three and 10 years.



Advisor High-Yield Municipals Fund seeks a high current yield exempt from federal income tax. It invests principally in a diversified portfolio of long-term medium- or lower-quality
Municipal Securities, which may involve greater risk.


Each Fund invests all of its net investable assets in a corresponding Portfolio of SR&F Base Trust that has the same investment objective and substantially the same investment policies as the Fund. The investment experience of each Fund will correspond to that of its respective portfolio. (See Master
Fund/Feeder Fund: Structure and Risk Factors.)


Lower-quality securities, commonly known as "junk bonds," are subject to a greater risk with regard to payment of interest and return of principal than higher-rated bonds. Investors should carefully consider the risks associated with junk bonds before investing. (See Investment Policies, Risks and Investment Considerations, Master Fund/Feeder Fund: Structure and Risk Factors, and Appendix-Ratings.)

Shares of the Funds may be purchased only through Intermediaries, including retirement plan service providers.

Each Fund is a multi-class series of Stein Roe Advisor Trust and each Portfolio is a series of SR&F Base Trust. Each Trust is an open-end management investment company. This prospectus relates only to Class K shares of each Fund.

This prospectus contains information you should know before investing in the Funds. Please read it carefully and retain it for future reference.


A Statement of Additional Information dated Nov. 1, 1998, containing more detailed information, has been filed with the Securities and Exchange Commission and (together with any supplements thereto) is incorporated herein by reference. The Statement of Additional Information and most recent financial statements may be obtained without charge by writing to Stein Roe Mutual Funds, Suite 3200, One South Wacker Drive, Chicago, Illinois 60606, or by calling the Adviser. For additional information, call Retirement Services at 800-322-1130 or Advisor/Broker Services at 800-322-0593.


MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION.  SHARES
ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY
OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE
POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

                                           Page

Summary......................................3
Fee Table................................... 4
Financial Highlights........................ 5
The Funds................................... 6
Investment Policies......................... 6
Performance Information..................... 8
Risks and Investment Considerations ........ 9
Investment Restrictions ....................11
Portfolio Investments and Strategies........12
Net Asset Value ............................19
How to Purchase Shares......................20
How to Sell (Redeem) Shares ................21
Distributions and Income Taxes..............22
Management .................................23
Organization and Description of Shares......25
Master Fund/Feeder Fund: Structure
   and Risk Factors.........................26
For More Information .......................27
Appendix-Ratings............................27


SUMMARY


Stein Roe Advisor Intermediate Bond Fund ("Advisor Intermediate Bond Fund") and Stein Roe Advisor High-Yield Municipals Fund ("Advisor High-Yield Municipals Fund") are series of Stein Roe Advisor Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. (See The Funds and Organization and Description of Shares.) This prospectus is not a solicitation in any jurisdiction in which shares of the Funds are not qualified for sale.


Investment Objectives and Policies. Each Fund seeks to achieve its objective by investing all of its net investable assets in a corresponding Portfolio of SR&F Base Trust that has the same investment objective and substantially the same investment policies as the Fund.

Advisor Intermediate Bond Fund pursues a high level of current income, consistent with capital preservation, by investing primarily in marketable debt securities. At least 60% of assets will be invested in debt securities rated within the three highest grades assigned by Moody's or by S&P, or in U.S. Government Securities, commercial paper, and certain bank obligations. Under normal market conditions, it invests at least 65% of its assets in securities with an average life of between three and 10 years, and expects that the dollar-weighted average life of its portfolio will be between three and 10 years.



Advisor High-Yield Municipals Fund seeks a high current yield exempt from federal income tax by investing principally in long-term, medium- or lower-quality Municipal Securities. Medium-quality Municipal Securities are obligations of issuers that the Adviser believes possess adequate, but not outstanding, capacities to service the obligations. Lower-quality Municipal Securities are obligations of issuers that are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of issuer default and bankruptcy, and are commonly referred to as "junk bonds." The Adviser attributes to medium- and lower-quality obligations the same general characteristics as do rating services. Because many issuers of medium- and lower-quality Municipal Securities choose not to have their obligations rated by a rating agency, many of the obligations in the portfolio may be unrated. The market for unrated securities is usually less broad than for rated obligations, which could adversely affect their marketability.

For a more detailed discussion of the investment objective and policies, please see Investment Policies and Portfolio Investments and Strategies. There is, of course, no assurance that a Fund or its corresponding Portfolio will achieve their common investment objective.


Investment Risks. The risks inherent in each Fund depend primarily upon the term and quality of the obligations in its investment portfolio, as well as on market conditions. Interest rate fluctuations will affect its net asset value, but not the income received from portfolio securities. However, because yields on debt securities available for purchase vary over time, no specific yield on shares of a Fund can be assured. Advisor Intermediate Bond Fund is appropriate for investors who seek high income with less net asset value fluctuation from interest rate changes than that of a longer-term fund and who can accept greater levels of credit and other risks associated with securities that are rated below investment grade. Advisor High-Yield Municipals Fund is designed for investors who seek a high level of tax-exempt income and who can accept still greater fluctuation in portfolio value and other risks, such as increased credit risk, associated with medium- or lower-quality long-term Municipal Securities. Advisor Intermediate Bond Fund may invest in foreign securities, which may entail a greater degree of risk than investing in securities of domestic issuers. Please see Investment Restrictions and Risks and Investment Considerations for further information.


Purchases and Redemptions. Fund shares may be purchased only through Intermediaries, including certain broker-dealers, bank trust departments, asset allocation programs sponsored by the Adviser, wrap fee programs, and retirement plan service providers. For information on purchasing and redeeming Fund shares, please see How to Purchase Shares, How to Sell (Redeem) Shares, and Management-Distributor.

Management and Fees. Stein Roe & Farnham Incorporated (the "Adviser") is investment adviser to each Portfolio. In addition, it provides administrative services to the Funds and Portfolios. For a description of the Adviser and these service arrangements, see Management.

FEE TABLE

                                     Advisor         Advisor High-
                                   Intermediate   Yield Municipals
                                     Bond Fund           Fund
                                   ------------   ----------------
Shareholder Transaction Expenses*
Sales Load Imposed on Purchases        None              None
Sales Load Imposed on Reinvested
  Dividends                            None              None
Deferred Sales Load                    None              None
Redemption Fees*                       None              None
Exchange Fees                          None              None
Estimated Annual Fund Operating
  Expenses (as a percentage of
  average net assets; after
  reimbursement)
Management and Administrative Fees        -                 -
12b-1 Fees                             0.25%             0.25%
Other Expenses                         0.75%             0.85%
                                       -----             -----
Total Operating Expenses (after
  reimbursement)                       1.00%             1.10%
                                       =====             =====

______________
* Redemption proceeds exceeding $500 sent via federal funds wire will be subject to a $7.50 charge per transaction.

Example.
You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return; and (2) redemption at the end of each time period:


                                1 year  3 years  5 years  10 years
                                ------  -------  -------  --------
Advisor Intermediate Bond Fund   $10      $32      $55      $122
Advisor High-Yield
  Municipals Fund                 11       35       61       134

The purpose of the Fee Table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly as an investor in Class K shares of a Fund. The Fee Table is based on actual expenses incurred in the last fiscal year and reflects the combined expenses of both the Funds and the Portfolios. The figures assume that the percentage amounts listed under Estimated Annual Fund Operating Expenses remain the same during each of the periods, that all income dividends and capital gains distributions are reinvested in additional shares, and that, for purposes of fee breakpoints, net assets remain at the same level as in the most recently completed fiscal year.

Other Expenses and Total Operating Expenses reflect fee reimbursements by the Adviser or the Distributor, as hereinafter defined. Absent such reimbursements, Management and Administrative Fees, Other Expenses and Total Operating Expenses for Class K shares would have been 0.55%, 9.70% and 10.50% for Advisor Intermediate Bond Fund; and 0.60%, 15.40% and 16.25% for Advisor High-Yield Municipals Fund, respectively. Any such reimbursement will lower the overall expense ratio for Class K shares and increase its overall return to investors. (Also see Management-Fees and Expenses.)


Each Fund pays the Adviser an administrative fee based on its average daily net assets and each Portfolio pays the Adviser a management fee based on its average daily net assets. The trustees of the Trust have considered whether the annual operating expenses of each Fund, including its share of the expenses of its corresponding Portfolio, would be more or less than if the Fund invested directly in the securities held by the Portfolio. The Trustees concluded that the Funds' expenses would not be materially greater in such case.

The figures in the Example are not necessarily indicative of past or future expenses, and actual expenses may be greater or less than those shown. Although information such as that shown in the Example and Fee Table is useful in reviewing expenses and in providing a basis for comparison with other mutual funds, it should not be used for comparison with other investments using different assumptions or time periods.

Because the Funds pay a 12b-1 fee, long-term investors in a Fund may pay more over long periods of time in distribution expenses than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD"). For further information on the 12b-1 fee, see Management-Distributor or call your financial representative.


FINANCIAL HIGHLIGHTS

The following tables reflect the results of operations of each Fund on a per-share basis and have been audited by Ernst & Young LLP, independent auditors. The tables should be read in conjunction with the Funds' financial statements and notes thereto. The annual report, which may be obtained from the Trust without charge upon request, contains additional performance information.

Advisor Intermediate Bond Fund
                                                  Period Ended
                                                June 30, 1998 (a)
                                                ----------------
Net Asset Value, Beginning of Period..................$10.00
                                                      ------
Income from Investment Operations
  Net investment income ............................... 0.24
  Net realized and unrealized gains on
   investments........................................  0.01
                                                      ------
    Total from investment operations................... 0.25
Distributions from net investment income.............  (0.24)
                                                      ------
Net Asset Value, End of Period....................... $10.01
                                                      ======
Ratio of expenses to average net assets (b)..... ..... 1.00% (d)
Ratio of net investment income to average net
  assets (c)..................................... .... 6.06% (d)
Total return (c).................................. ... 2.52%
Net assets, end of period (000 omitted) ........... .$2,122

Advisor High-Yield Municipals Fund
                                                  Period Ended
                                                June 30, 1998 (a)
                                                -----------------
Net Asset Value, Beginning of Period.................$10.00
                                                     ------
Income from Investment Operations
  Net investment income................................0.20
  Net realized and unrealized gains on investments..  (0.06)
                                                     ------
    Total from investment operations.................  0.14
Distributions from net investment income............  (0.20)
                                                     ------
Net Asset Value, End of Period...................... $ 9.94
                                                     ======
Ratio of expenses to average net assets (b)...........1.10% (d)
Ratio of net investment income to average net
  assets (c)..........................................5.13% (d)
Total return (c)......................................1.42%
Net assets, end of period (000 omitted) .............$1,029
------------
(a) From commencement of operations on Feb. 4, 1998.
(b) If the Funds had paid all of their expenses and there had been no reimbursement of expenses by the Adviser, this ratio would have been 10.50% for Advisor Intermediate Bond Fund and 16.25% for Advisor High-Yield Municipals Fund for the period ended June 30, 1998.
(c) Computed giving effect to the Adviser's fee waiver.
(d) Annualized.


THE FUNDS


Stein Roe Advisor Intermediate Bond Fund ("Advisor Intermediate Bond Fund") and Stein Roe Advisor High-Yield Municipals Fund ("Advisor High-Yield Municipals Fund") (referred to collectively as the "Funds") are multi-class series of the Trust, which is an open-end management investment company authorized to issue shares of beneficial interest in separate series.


Rather than invest in securities directly, each Fund seeks to achieve its investment objective by using the "master fund/feeder fund structure." Under that structure, a feeder fund and one or more other feeder funds pool their assets in a master portfolio that has the same investment objective and substantially the same investment policies as the feeder funds. (See Master Fund/Feeder
Fund: Structure and Risk Factors.) Each Fund invests all of its assets in a "master fund" that has an investment objective identical to that of the Fund. Each master fund is a series of SR&F Base Trust (each master fund is referred to as a "Portfolio").

Stein Roe & Farnham Incorporated (the "Adviser") provides portfolio management services to each Portfolio and administrative services to the Funds and Portfolios.

INVESTMENT POLICIES

Each Fund invests as described below. Further information on investment techniques that may be employed by the Portfolios and the risks associated with such techniques may be found under Risks and Investment Considerations and Portfolio Investments and Strategies in this prospectus and in the Statement of Additional Information.


ADVISOR INTERMEDIATE BOND FUND. This Fund's investment objective is to provide a high level of current income, consistent with the preservation of capital, by investing primarily in marketable debt securities. It invests all of its net investable assets in SR&F Intermediate Bond Portfolio ("Intermediate Bond Portfolio").
Under normal market conditions, Intermediate Bond Portfolio will invest at least 65% of the value of its total assets (taken at market value at the time of investment) in convertible and non-convertible bonds and debentures, and at least 60% of its assets will be invested in the following:


(1) Marketable straight-debt securities of domestic issuers, and of foreign issuers payable in U.S. dollars, rated at time of purchase within the three highest grades assigned by Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's Corporation ("S&P");
(2) U.S. Government Securities;
(3) Commercial paper rated Prime-1 by Moody's or A-1 by S&P at time of purchase, or, if unrated, issued or guaranteed by a corporation with any outstanding debt rated Aa or better by Moody's or AA or better by S&P; and
(4) Bank obligations, including repurchase agreements, of banks having total assets in excess of $1 billion.

Under normal market conditions, Intermediate Bond Portfolio invests at least 65% of its assets in debt securities with an average life of between three and 10 years, and expects that the dollar-weighted average life of its portfolio will be between three and 10 years. Average life (sometimes referred to as duration) is the weighted average period over which the Adviser expects the principal to be paid, and differs from stated maturity in that it estimates the effect of expected principal prepayments and call provisions. With respect to GNMA securities and other mortgage-backed securities, average life is likely to be substantially less than the stated maturity of the mortgages in the underlying pools. With respect to obligations with call provisions, average life is typically the next call date on which the obligation reasonably may be expected to be called.
Securities without prepayment or call provisions generally have an average life equal to their stated maturity. During periods of rising interest rates, the average life of mortgage-backed securities and callable obligations may increase substantially because they are not likely to be prepaid, which may result in greater net asset value fluctuation.

Intermediate Bond Portfolio also may invest in other debt securities (including those convertible into or carrying warrants to purchase common stocks or other equity interests, and privately placed debt securities), preferred stocks, and marketable common stocks that the Adviser considers likely to yield relatively high income in relation to cost.

Intermediate Bond Portfolio may invest up to 35% of its total assets in debt securities that are rated below investment grade (with no minimum permitted rating) and that, on balance, are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of issuer default and bankruptcy, and are commonly referred to as "junk bonds." (See Portfolio Investments and Strategies and Risks and Investment Considerations for more information on the risks associated with investing in debt securities rated below investment grade.)



ADVISOR HIGH-YIELD MUNICIPALS FUND. This Fund seeks a high current yield exempt from federal income tax by investing primarily in a diversified portfolio of Municipal Securities. Advisor High-Yield Municipals Fund invests all of its net investable assets in SR&F High-Yield Municipals Portfolio ("High-Yield Municipals Portfolio"). High-Yield Municipals Portfolio invests principally in long-term (generally maturing in more than 10 years) medium- or lower-quality Municipal Securities bearing a high rate of interest income; possible capital appreciation is of secondary importance.

It is a fundamental policy that normally assets will be invested so that at least 80% of its gross income will be derived from securities the interest on which is exempt from federal income tax in the opinion of counsel for the issuers of such securities, except during periods in which the Adviser believes a temporary defensive position is advisable.


Medium-quality Municipal Securities are obligations of issuers that the Adviser believes possess adequate, but not outstanding, capacities to service the obligations. Lower-quality Municipal Securities are obligations of issuers that are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of issuer default and bankruptcy, and are commonly referred to as "junk bonds." The lowest rating assigned by Moody's is for bonds that can be regarded as having extremely poor prospects of ever attaining any real investment standing. The Adviser attributes to medium- and lower-quality obligations the same general characteristics as do rating services. Because many issuers of medium- and lower-quality Municipal Securities choose not to have their obligations rated by a rating agency, many of the obligations in the investment portfolio may be unrated. High-Yield Municipals Portfolio may invest in debt obligations that are in default, but such obligations are not expected to exceed 10% of its assets.


Investment in medium- or lower-quality debt securities involves greater investment risk, including the possibility of issuer default or bankruptcy. An economic downturn could severely disrupt this market and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations.

Medium- and lower-quality debt securities tend to be less marketable than higher-quality debt securities because the market for them is less broad. The market for unrated debt securities is even narrower. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and High-Yield Municipals Portfolio may have greater difficulty selling its portfolio securities.

Although High-Yield Municipals Portfolio invests principally in medium- or lower-quality Municipal Securities, it may invest in Municipal Securities of higher quality when the Adviser believes it is appropriate to do so.

PERFORMANCE INFORMATION

The total return from an investment in Class K shares of a Fund is measured by the distributions received, plus or minus the change in the net asset value per share for a given period, assuming reinvestment of all distributions. A total return percentage may be calculated by dividing the value of a share at the end of the period (including reinvestment of distributions) by the value of the share at the beginning of the period and subtracting one. For a given period, an average annual total return may be calculated by finding the average annual compounded rate that would equate a hypothetical $1,000 investment to the ending redeemable value.

Comparison of the total return of Class K shares of a Fund with alternative investments should consider differences between the class and the alternative investments, the periods and methods used in calculation of the return being compared, and the impact of taxes on alternative investments. The performance of Class K shares of a Fund may be compared to various indices. Performance and quotations from various publications may be included in sales literature and advertisements. Of course, past performance is no guarantee of future results. Share prices may vary, and your shares when redeemed may be worth more or less than your original purchase price.


Each Fund invests all of its net investable assets in the corresponding Portfolio of Base Trust that has the same investment objective and substantially the same investment policies as the Fund. The historical performance for the period prior to Feb. 4, 1998, is based on the performance of the Portfolios restated to reflect 12b-1 fees and other expenses applicable to Class K shares as set forth in the Fee Table, without giving effect to any fee reimbursements described therein and assuming reinvestment of dividends and capital gains. Historical performance as restated should not be interpreted as indicative of a Fund's future performance. The average annual total returns for the periods ended June 30, 1998, for 1-year, 5-year, and 10-year investments were:
                                    1 year   5 years   10 years
                                    ------   -------   --------
Advisor Intermediate Bond Fund       9.24%    6.50%      8.23%
Advisor High-Yield Municipals Fund   8.06     6.41       7.77


RISKS AND INVESTMENT CONSIDERATIONS

Although each Fund seeks to reduce risk by investing in a diversified portfolio, this does not eliminate all risk. The risks inherent in each Fund depend primarily upon the term and quality of the obligations in its corresponding Portfolio, as well as on market conditions. A decline in prevailing levels of interest rates generally increases the value of securities in the investment portfolio, while an increase in rates usually reduces the value of those securities. As a result, interest rate fluctuations will affect net asset value, but not the income received from portfolio securities. (Because yields on debt securities available for purchase vary over time, no specific yield on shares can be assured.) In addition, if the bonds in an investment portfolio contain call, prepayment or redemption provisions, during a period of declining interest rates, these securities are likely to be redeemed, and the Portfolio will probably be unable to replace them with securities having as great a yield.


Advisor Intermediate Bond Fund is appropriate for investors who seek high income with less net asset value fluctuation from interest rate changes than that of a longer-term fund, and who can accept greater levels of credit and other risks associated with securities that are rated below investment grade. Advisor High-Yield Municipals Fund is designed for investors who seek a high level of tax-exempt income and who can accept still greater fluctuation in portfolio value and other risks, such as increased credit risk, associated with medium- and lower-quality long-term Municipal Securities.


Although High-Yield Municipals Portfolio currently limits its investments in Municipal Securities to those the interest on which is exempt from the regular federal income tax, it may invest up to 100% of its total assets in Municipal Securities the interest on which is subject to the federal alternative minimum tax. (See Distributions and Income Taxes.) High-Yield Municipals Portfolio may invest 25% or more of its assets in Municipal Securities that are related in such a way that an economic, business, or political development affecting one such security could also affect the other securities. For example, Municipal Securities the interest upon which is paid from revenues of similar-type projects, such as hospitals, utilities, or housing, would be so related. High-Yield Municipals Portfolio may invest 25% or more of its assets in industrial development bonds (subject to the concentration restrictions described in this prospectus under Investment Restrictions and in the Statement of Additional Information). Assets that are not invested in Municipal Securities may be held in cash or invested in short-term taxable investments.

High-Yield Municipals Portfolio may purchase high-yield Municipal Securities, commonly referred to as "junk bonds," which are Municipal Securities rated lower than investment grade. Although high-yield Municipal Securities generally offer higher yields than investment grade Municipal Securities with comparable maturities, high-yield Municipal Securities involve greater risks and their total return and yield can be expected to fluctuate more than those of investment grade Municipal Securities. High-yield Municipal Securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments, and are also subject to the risks associated with substantial market-price volatility resulting from changes in interest rates and economic conditions, as well as the possibility of default or bankruptcy. A real or perceived economic downturn or higher interest rates could cause a decline in the price of high-yield Municipal Securities. Some additional risks include the possibility that the interest of High-Yield Municipals Portfolio in a high-yield Municipal Security could be subordinated to the prior claims of other creditors, and the tax or other advantages of high-yield Municipal Securities could be limited or restricted by Congress. High-yield Municipal Securities are thinly traded and can be more difficult to sell and value accurately than high-quality Municipal Securities. Successful investment in high-yield Municipal Securities involves greater investment risk and is highly dependent on the Adviser's credit analysis. Because reliable objective pricing data may not be readily available, the Adviser's judgment may play a greater role in the valuation process.


Investments in foreign securities by Intermediate Bond Portfolio, including ADRs, represent both risks and opportunities not typically associated with investments in domestic issuers. Risks of foreign investing include currency risk, less complete financial information on issuers, different accounting, auditing and financial reporting standards, different settlement practices, less market liquidity, more market volatility, less well-developed and regulated markets, and greater political instability. In addition, various restrictions by foreign governments on investments by nonresidents may apply, including imposition of exchange controls and withholding taxes on dividends, and seizure or nationalization of investments owned by nonresidents. Foreign investments also tend to involve higher transaction and custody costs. Intermediate Bond Portfolio may enter into foreign currency forward contracts and use options and futures contracts, as described elsewhere in this prospectus, to limit or reduce foreign currency risk.

The Portfolios may invest in futures and options. Risks associated with futures and options include their failure as hedging techniques in cases where the price movements of securities underlying the futures and options do not follow the price movements of the portfolio securities subject to the hedge, that the loss from investing in futures transactions is potentially unlimited, that gains and losses on investments in futures and options depend on the portfolio manager's ability to predict correctly the direction of stock prices, interest rates and economic factors and that a Portfolio will likely be unable to control losses by closing its position where a liquid secondary market does not exist.

There can be no assurance that a Fund or Portfolio will achieve its objective, nor can it assure that payments of interest and principal on portfolio securities will be made when due. If the rating of a portfolio security is lost or reduced, a Portfolio would not be required to sell the security, but the Adviser would consider such a change in deciding whether to retain the security in the portfolio.


The investment objective of each Fund and Portfolio is not fundamental and may be changed by the Board of Trustees without a vote of shareholders.

Further information on investment techniques that may be employed by the Portfolios may be found under Portfolio Investments and Strategies.


Year 2000 Compliance. Like other investment companies, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by the Adviser and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Funds' Adviser, administrator, distributor and transfer agent ("Liberty Companies") are taking steps that they believe are reasonably designed to address the Year 2000 problem, including working with vendors who furnish services, software and systems to the Funds, to provide that date-related information and data can be properly processed after January 1, 2000. Many Fund service providers and vendors, including the Liberty Companies, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to January 1, 2000. The Funds will not pay the cost of these modifications. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after January 1, 2000 will be timely made or that services to the Funds will not be adversely affected.


INVESTMENT RESTRICTIONS

For purposes of discussion under this section, the term "Fund" refers to each Fund and each Portfolio, unless otherwise noted.
Each Fund is diversified as that term is defined in the Investment Company Act of 1940.

A Fund may not invest in a security if, as a result of such investment: (1) with respect to 75% of its assets, more than 5% of its total assets would be invested in the securities of any one issuer, except for U.S. Government Securities or repurchase agreements /1/ for such securities, and, in the case of Advisor High-Yield Municipals Fund or High-Yield Municipals Portfolio, obligations guaranteed by guarantees or letters of credit of a single guarantor may exceed this limit (see the Statement of Additional Information); or (2) 25% or more of its total assets would be invested in the securities of a group of issuers in the same industry, except that this restriction does not apply to U.S. Government Securities. Notwithstanding these limitations, a Fund, but not a Portfolio, may invest all of its assets in another investment company having the identical investment objective under a master fund/feeder fund structure.
-------------

/1/ A repurchase agreement involves a sale of securities to a Portfolio with the concurrent agreement of the seller (bank or securities dealer) to repurchase the securities at the same price plus an amount equal to an agreed-upon interest rate within a specified time. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Portfolio could experience both delays in liquidating the underlying securities and losses. No more than 10% (in the case of Intermediate Bond Portfolio) or 15% (in the case of High-Yield Municipals Portfolio) of net assets may be invested in repurchase agreements maturing in more than seven days and other illiquid securities.

-------------


Although a Fund may not make loans, it may (1) purchase money market instruments and enter into repurchase agreements; (2) acquire publicly distributed or privately placed debt securities;
(3) participate in an interfund lending program with other Stein Roe Funds and Portfolios; and (4) in the case of Advisor Intermediate Bond Fund and Intermediate Bond Portfolio, lend portfolio securities under certain conditions. A Fund may not borrow money, except for nonleveraging, temporary, or emergency purposes or in connection with participation in the interfund lending program. Neither a Fund's aggregate borrowings (including reverse repurchase agreements) nor its aggregate loans at any one time may exceed 33 1/3% of the value of its total assets. Additional securities may not be purchased when borrowings, less proceeds receivable from sales of portfolio securities, exceed 5% of total assets.


The policies set forth in the second and third paragraphs under Investment Restrictions (but not the footnote) are fundamental policies of each Fund./2/ The Statement of Additional Information contains all of the investment restrictions.
-------------
/2/ A fundamental policy may be changed only with the approval of a "majority of the outstanding vote securities" of a Fund as defined in the Investment Company Act.
-------------

PORTFOLIO INVESTMENTS AND STRATEGIES

U.S. Government Securities.  U.S. Government Securities include:
(1) bills, notes, bonds, and other debt securities, differing as to maturity and rates of interest, that are issued by and are direct obligations of the U.S. Treasury; and (2) other securities that are issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities and that include, but are not limited to, Government National Mortgage Association ("GNMA"), Federal Farm Credit Banks, Federal Home Loan Banks, Farmers Home Administration, Federal Home Loan Mortgage Corporation ("FHLMC"), and Federal National Mortgage Association ("FNMA"). U.S. Government Securities are generally viewed by the Adviser as being among the safest of debt securities with respect to the timely payment of principal and interest (but not with respect to any premium paid on purchase), but generally bear a lower rate of interest than corporate debt securities. However, they are subject to market risk like other debt securities, and therefore the Funds' shares can be expected to fluctuate in value.

Municipal Securities. Municipal Securities are debt obligations issued by or on behalf of the governments of states, territories or possessions of the United States, the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is generally exempt from the regular federal income tax. Subject to its investment policies described above, High-Yield Municipals Portfolio may invest in Municipal Securities rated with any credit rating below investment grade. Medium- and lower-quality Municipal Securities involve greater investment risk, as discussed above under Investment Policies.

The two principal classifications of Municipal Securities are "general obligation" and "revenue" bonds. "General obligation" bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. "Revenue" bonds are usually payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Industrial development bonds are usually revenue bonds, the credit quality of which is normally directly related to the credit standing of the industrial user involved. Municipal Securities may bear either fixed or variable rates of interest. Variable rate securities bear rates of interest that are adjusted periodically according to formulae intended to minimize fluctuation in values of the instruments.

Within the principal classifications of Municipal Securities, there are various types of instruments, including municipal bonds, municipal notes, municipal leases, custodial receipts, and participation certificates. Municipal notes include tax, revenue, and bond anticipation notes of short maturity, generally less than three years, which are issued to obtain temporary funds for various public purposes. Municipal lease securities, and participation certificates therein, evidence certain types of interests in lease or installment purchase contract obligations of a municipal authority or other entity. Custodial receipts represent ownership in future interest or principal payments (or both) on certain Municipal Securities and are underwritten by securities dealers or banks. Some Municipal Securities may not be backed by the faith, credit, and taxing power of the issuer and may involve "non-appropriation" clauses, which provide that the municipal authority is not obligated to make lease or other contractual payments, unless specific annual appropriations are made by the municipality. High-Yield Municipals Portfolio may invest more than 5% of its net assets in municipal bonds and notes, but does not expect to invest more than 5% of its net assets in the other Municipal Securities described in this paragraph. The Board is responsible for determining the credit quality of unrated municipal leases on an ongoing basis, including an assessment of the likelihood that such leases will not be cancelled.

High-Yield Municipals Portfolio may also purchase Municipal Securities that are insured as to the timely payment of interest and principal. Such insured Municipal Securities may already be insured when purchased or the Portfolio may purchase insurance in order to turn an uninsured Municipal Security into an insured Municipal Security.

Some Municipal Securities are backed by (1) the full faith and credit of the U.S. Government; (2) agencies or instrumentalities of the U.S. Government; or (3) U.S. Government Securities.

Medium- and Lower-Quality Debt Securities. Investment in medium- or lower-quality debt securities involves greater investment risk, including the possibility of issuer default or bankruptcy. A Portfolio seeks to reduce investment risk through diversification, credit analysis, and evaluation of developments in both the economy and financial markets.

An economic downturn could severely disrupt the high-yield market and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. In addition, lower-quality bonds are less sensitive to interest rate changes than higher-quality instruments (see Risks and Investment Considerations) and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations.

Lower-quality debt securities are obligations of issuers that are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of issuer default and bankruptcy, and are commonly referred to as "junk bonds." The lowest rating assigned by Moody's is for bonds that can be regarded as having extremely poor prospects of ever attaining any real investment standing and the lowest rating assigned by S&P is for bonds that are in default, and payment of interest and/or repayment of principal is in arrears.

Achievement of the investment objective will be more dependent on the Adviser's credit analysis than would be the case if a Portfolio were investing in higher-quality debt securities. Since the ratings of rating services (which evaluate the safety of principal and interest payments, not market risks) are used only as preliminary indicators of investment quality, the Adviser employs its own credit research and analysis, from which it has developed a proprietary credit rating system based upon comparative credit analyses of issuers within the same industry. These analyses may take into consideration such quantitative factors as an issuer's present and potential liquidity, profitability, internal capability to generate funds, debt/equity ratio and debt servicing capabilities, and such qualitative factors as an assessment of management, industry characteristics, accounting methodology, and foreign business exposure.

Medium- and lower-quality debt securities tend to be less marketable than higher-quality debt securities because the market for them is less broad. The market for unrated debt securities is even narrower. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and a Portfolio may have greater difficulty selling its portfolio securities. (See Net Asset Value.) The market value of these securities and their liquidity may be affected by adverse publicity and investor perceptions.


Defensive Investments. When the Adviser considers a temporary defensive position advisable, Intermediate Bond Portfolio may invest, without limitation, in high quality fixed income securities or hold assets in cash or cash equivalents.

Derivatives. Consistent with its objective, a Portfolio may invest in a broad array of financial instruments and securities, including conventional exchange-traded and non-exchange-traded options; futures contracts; futures options; securities collateralized by underlying pools of mortgages or other receivables; and other instruments, the value of which is "derived" from the performance of an underlying asset or a "benchmark" such as a security index, an interest rate, or-in the case of Intermediate Bond Portfolio-a currency ("Derivatives"). No Portfolio expects to invest more than 5% of its net assets in any type of Derivative except: for each Portfolio, options, futures contracts, and futures options; and for Intermediate Bond Portfolio, mortgage or other asset-backed securities.


Derivatives are most often used to manage investment risk or to create an investment position indirectly because they are more efficient or less costly than direct investment. They also may be used in an effort to enhance portfolio returns.


The successful use of Derivatives (including options and futures) depends on the Adviser's ability to correctly predict changes in the levels and directions of movements in security prices, interest rates and other market factors affecting the Derivative itself or the value of the underlying asset or benchmark. In addition, correlations in the performance of an underlying asset to a Derivative may not be well established. Finally, privately negotiated and over-the-counter Derivatives may not be as well regulated and may be less marketable than exchange-traded Derivatives. For additional information on Derivatives, please refer to the Statement of Additional Information.


Mortgage and Other Asset-Backed Debt Securities. Intermediate Bond Portfolio may invest in securities secured by mortgages or other assets such as automobile or home improvement loans and credit card receivables. These instruments may be issued or guaranteed by the U.S. Government or by its agencies or instrumentalities or by private entities such as commercial, mortgage and investment banks and financial companies or financial subsidiaries of industrial companies.

Securities issued by GNMA represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmers Home Administration, or guaranteed by the Veterans
Administration.  Securities issued by FNMA and FHLMC, U.S.
Government-sponsored corporations, also represent an interest in a pool of mortgages.

The timely payment of principal and interest on GNMA securities is guaranteed by GNMA and backed by the full faith and credit of the U.S. Treasury. FNMA guarantees full and timely payment of interest and principal on FNMA securities. FHLMC guarantees timely payment of interest and ultimate collection of principal on FHLMC securities. FNMA and FHLMC securities are not backed by the full faith and credit of the U.S. Treasury.

Mortgage-backed debt securities, such as those issued by GNMA, FNMA and FHLMC, are of the "modified pass-through type," which means the interest and principal payments on mortgages in the pool are "passed through" to investors. Mortgage-backed securities provide either a pro rata interest in underlying mortgages or an interest in collateralized mortgage obligations ("CMOs"), which represent a right to interest and/or principal payments from an underlying mortgage pool. CMOs are not guaranteed by either the U.S. Government or by its agencies or instrumentalities and are usually issued in multiple classes, each of which has different payment rights, prepayment risks, and yield characteristics.

Mortgage-backed securities involve the risk of prepayment of the underlying mortgages at a faster or slower rate than the established schedule. Prepayments generally increase with falling interest rates and decrease with rising rates, but they also are influenced by economic, social, and market factors. If mortgages are prepaid during periods of declining interest rates, there would be a resulting loss of the full-term benefit of any premium paid by the Portfolio on purchase of the securities, and the proceeds of prepayment would likely be invested at lower interest rates. Intermediate Bond Portfolio tends to invest in CMOs of classes known as planned amortization classes ("PACs") which have prepayment protection features tending to make them less susceptible to price volatility.

Non-mortgage asset-backed securities, including those backed by credit card receivables and auto loans, usually have less prepayment risk than mortgage-backed securities, but have the risk that the collateral will not be available to support payments on the underlying loans which finance payments on the securities themselves. Therefore, greater emphasis is placed on the credit quality of the security issuer and the guarantor, if any.

Asset-backed securities tend to experience greater price volatility than straight debt securities.


REMICs. Intermediate Bond Portfolio may invest in real estate mortgage investment conduits ("REMICs"). REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by FNMA or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or FNMA-, FHLMC- or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. FNMA REMIC Certificates are issued and guaranteed as to timely distribution and principal and interest by FNMA.

Floating Rate Instruments. Intermediate Bond Portfolio may also invest in floating rate instruments which provide for periodic adjustments in coupon interest rates that are automatically reset based on changes in amount and direction of specified market interest rates. In addition, the adjusted duration of some of these instruments may be materially shorter than their stated maturities. To the extent such instruments are subject to lifetime or periodic interest rate caps or floors, such instruments may experience greater price volatility than debt instruments without such features. Adjusted duration is an inverse relationship between market price and interest rates and refers to the approximate percentage change in price for a 100 basis point change in yield. For example, if interest rates decrease by 100 basis points, a market price of a security with an adjusted duration of 2 would increase by approximately 2%. Intermediate Bond Portfolio does not intend to invest more than 10% of net assets in floating rate instruments.

Futures and Options. Each Portfolio may purchase and write both call options and put options on securities and on indexes, and enter into interest rate and index futures contracts and options on such futures contracts in order to provide additional revenue, or to hedge against changes in security prices or interest rates. Each Portfolio may also write options on such futures contracts and purchase other types of forward or investment contracts linked to individual securities, indexes or other benchmarks, consistent with its investment objective, in order to provide additional revenue, or to hedge against changes in security prices and interest rates. In addition, Intermediate Bond Portfolio may purchase and write both call options and put options on foreign currencies, and enter into foreign currency futures contracts. Each Portfolio may write a call or put option only if the option is covered. As the writer of a covered call option, the Portfolio foregoes, during the option's life, the opportunity to profit from increases in market value of the security covering the call option above the sum of the premium and the exercise price of the call. There can be no assurance that a liquid market will exist when a Portfolio seeks to close out a position. Because of low margin deposits required, the use of futures contracts involves a high degree of leverage, and may result in losses in excess of the amount of the margin deposit.

Rule 144A Securities. Each Portfolio may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the 1933 Act. That Rule permits certain qualified institutional buyers, such as the Portfolios, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Adviser, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the restriction of investing no more than 10% (for Intermediate Bond Portfolio) or 15% (for High-Yield Municipals Portfolio) of net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Adviser will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Adviser could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and if, as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, a Portfolio's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Portfolio does not invest more than 10% (15% in the case of High-Yield Municipals Portfolio) of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities. No Portfolio expects to invest as much as 5% of its total assets in Rule 144A securities that have not been deemed to be liquid by the Adviser.


Private Placements. High-Yield Municipals Portfolio may invest in securities that are purchased in private placements (including privately placed securities eligible for purchase and sale under Rule 144A of the Securities Act of 1933) and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Portfolio could find it more difficult to sell such securities when the Adviser believes it is advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing net asset value.


Participation Interests. High-Yield Municipals Portfolio may purchase participation interests or certificates of participation in all or part of specific holdings of Municipal Securities, including municipal lease obligations. Some participation interests, certificates of participation, and municipal lease obligations are illiquid and, as such, will be subject to the 15% limit on investments in illiquid securities.

Tender Option Bonds; Trust Receipts. High-Yield Municipals Portfolio may purchase tender option bonds and trust receipts. It does not currently intend to invest more than 5% of its assets in tender option bonds. A tender option bond is a Municipal Security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the Municipal Security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Adviser will consider on an ongoing basis the creditworthiness of the issuer of the underlying Municipal Securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying Municipal Securities and for other reasons. High-Yield Municipals Portfolio may invest up to 10% of net assets in tender option bonds and trust receipts.

Foreign Securities. Intermediate Bond Portfolio may invest in foreign securities, but will not invest in a foreign security if, as a result of such investment, more than 25% of its total assets would be invested in foreign securities. For purposes of this restriction, foreign debt securities do not include securities represented by American Depositary Receipts ("ADRs"), foreign debt securities denominated in U.S. dollars, or securities guaranteed by a U.S. person such as a corporation domiciled in the United States that is a parent or affiliate of the issuer of the securities being guaranteed. The Portfolio may invest in sponsored or unsponsored ADRs. In addition to, or in lieu of, such direct investment, the Portfolio may construct a synthetic foreign position by (a) purchasing a debt instrument denominated in one currency, generally U.S. dollars; and (b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. Because of the availability of a variety of highly liquid U.S. dollar debt instruments, a synthetic foreign position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign currency debt instruments. In connection with the purchase of foreign securities, the Portfolio may contract to purchase an amount of foreign currency sufficient to pay the purchase price of the securities at the settlement date. The Portfolio does not intend to invest more than 5% of its net assets in foreign securities. (See Risks and Investment Considerations.)

Lending of Portfolio Securities. Subject to certain restrictions, Intermediate Bond Portfolio may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Portfolio. The Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Portfolio would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, the Portfolio could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Portfolio seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights. The Portfolios may participate in an interfund lending program, subject to certain restrictions described in the Statement of Additional Information.


When-Issued and Delayed-Delivery Securities; Forward Commitments; Standby Commitments. Each Portfolio's assets may include securities purchased on a when-issued or delayed-delivery basis, and High-Yield Municipals Portfolio may purchase forward commitments. Although the payment and interest terms of these securities are established at the time the purchaser enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Portfolio makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if the Adviser deems it advisable for investment reasons. Securities purchased in this manner involve a risk of loss if the value of the security purchased declines before the settlement date.

When-issued or delayed-delivery securities may sometimes be purchased on a "dollar roll" basis, meaning that a Portfolio will sell securities with a commitment to purchase similar, but not identical, securities at a future date. Generally, the securities are repurchased at a price lower than the sales price. Dollar roll transactions involve the risk of restrictions on the Portfolio's ability to repurchase the security if the counterparty becomes insolvent; an adverse change in the price of the security during the period of the roll or that the value of the security repurchased will be less than the security sold; and transaction costs exceeding the return earned by the Portfolio on the sales proceeds of the dollar roll.

Each Portfolio may also invest in securities purchased on a standby commitment basis, which is a delayed-delivery agreement in which the Portfolio binds itself to accept delivery of a security at the option of the other party to the agreement.


PIK and Zero Coupon Bonds. Intermediate Bond Portfolio may invest in both zero coupon bonds and bonds the interest on which is payable in kind ("PIK bonds"). High-Yield Municipals Portfolio may also invest in zero coupon bonds. A zero coupon bond is a bond that does not pay interest for its entire life. A PIK bond pays interest in the form of additional securities. The market prices of both zero coupon and PIK bonds are affected to a greater extent by changes in prevailing levels of interest rates and thereby tend to be more volatile in price than securities that pay interest periodically and in cash. In addition, because a Portfolio accrues income with respect to these securities prior to the receipt of such interest in cash, it may have to dispose of portfolio securities under disadvantageous circumstances in order to obtain cash needed to pay income dividends in amounts necessary to avoid unfavorable tax consequences.

Short Sales Against the Box. Each Portfolio may sell short securities it owns or has the right to acquire without further consideration, a technique called selling short "against the box." Short sales against the box may protect against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such securities should be wholly or partly offset by a corresponding gain in the short position. However, any potential gains in such securities should be wholly or partially offset by a corresponding loss in the short position. Short sales against the box may be used to lock in a profit on a security when, for tax reasons or otherwise, the Adviser does not want to sell the security. For a more complete explanation, please refer to the Statement of Additional Information.

Portfolio Turnover. In attempting to attain its objective, each Portfolio may sell portfolio securities without regard to the period of time they have been held. However, the Adviser may adjust the average effective maturity of an investment portfolio from time to time, depending on its assessment of the relative yields available on securities of different maturities and its expectations of future changes in interest rates. As a result, the turnover rates may vary from year to year. A high rate of portfolio turnover may result in increased transaction expenses and the realization of capital gains (which may be taxable) or losses. (See Distributions and Income Taxes.)


NET ASSET VALUE


Each Fund determines the net asset value of its shares as of the close of regular session trading on the New York Stock Exchange ("NYSE") (currently 3:00 p.m., Central time, or 4:00 p.m., Eastern time) by dividing the difference between the value of its assets and liabilities allocable to that class by the number of shares of that class outstanding. Net asset value will not be determined on days when the NYSE is closed unless, in the judgment of the Board of Trustees, the net asset value of a Fund should be determined on any such day, in which case the determination will be made at 3:00 p.m., Central time, or 4:00 p.m., Eastern time. Each Portfolio allocates net asset value, income, and expenses to its feeder funds in proportion to their respective interests in the Portfolio.

Securities held by Intermediate Bond Portfolio for which market quotations are readily available at the time of valuation are valued on that basis. Long-term straight-debt securities for which market quotations are not readily available are valued at a fair value based on valuations provided by pricing services approved by the Board, which may employ electronic data processing techniques, including a matrix system, to determine valuations. Short-term debt securities with remaining maturities of 60 days or less are valued at their amortized cost, which does not take into account unrealized gains or losses. The Board believes that the amortized cost represents a fair value for such securities. Short-term debt securities with remaining maturities of more than 60 days for which market quotations are not readily available are valued by use of a matrix prepared by the Adviser based on quotations for comparable securities. Other assets and securities for which these valuation methods do not produce a fair value are valued by a method that the Board believes will determine a fair value.


Securities held by High-Yield Municipals Portfolio are valued based on valuations provided by a pricing service. These valuations are reviewed by the Adviser. If the Adviser believes that a valuation received from the service does not represent a fair value, it values the obligation by a method that the Board believes will determine a fair value. The Board may approve the use of another pricing service and any pricing service used may employ electronic data processing techniques, including a so-called "matrix" system, to determine valuations. Other assets and securities are valued by a method that the Board believes will determine a fair value.


We value a security at fair value if the value of the security has been materially affected by events that have occurred after the close of the market on whatever exchange the security is traded. In this circumstance, we use fair value pricing to protect long-term investors from the actions of short-term investors who might buy or redeem shares in an attempt to profit from short-term market movements.


HOW TO PURCHASE SHARES

You may purchase Class K shares of a Fund only through intermediaries, including certain broker-dealers, bank trust departments, asset allocation programs sponsored by the Adviser, wrap fee programs, and retirement plan service providers
("Intermediaries"). The Adviser and the Trust do not recommend, endorse, or receive payments from any Intermediary.

Class K shares of the Funds are offered continuously. Orders received in good order prior to the time at which a Fund values its shares (or placed with an Intermediary before such time and transmitted by the Intermediary before the Fund processes that day's share transactions or such other time as agreed to by the parties) will be processed based on that day's closing net asset value.


Conditions of Purchase. Each purchase order for Fund shares must be accepted by an authorized officer of the Distributor or its authorized agent or designee and is not binding until accepted and entered on the books of that Fund. Once your purchase order has been accepted, you may not cancel or revoke it; you may, however, redeem the shares. The Trust reserves the right not to accept any purchase order that it determines not to be in the best interests of the Trust or of a Fund's shareholders.


To reduce the volume of mail you receive, only one copy of certain materials, such as prospectuses and shareholder reports, will be mailed to your household (same address). Please call 800-322-0593 if you wish to receive additional copies free of charge.

Purchases Through Intermediaries. You must purchase shares through Intermediaries. These Intermediaries may charge for their services or place limitations on the extent to which you may use the services offered by the Trust. In addition, each Intermediary will establish its own procedures for the purchase of Fund shares, including minimum initial and additional investments, and the acceptable methods of payment for shares. Your Intermediary may be closed on days when the NYSE is open. As a result, prices of Fund shares may be significantly affected on days when you have no access to your Intermediary to buy shares. If you wish to purchase shares, please contact your Intermediary for instructions.

HOW TO SELL (REDEEM) SHARES

You may redeem shares only through Intermediaries. Each Intermediary will establish its own procedures for the sale of Fund shares. Your Intermediary may be closed on days when the NYSE is open. As a result, prices for Fund shares may be significantly affected on days when you have no access to your Intermediary to sell shares. If you wish to redeem shares through an Intermediary, please contact the Intermediary for instructions.


Exchange Privilege. Through an account with an Intermediary, you may redeem all or any portion of your Fund shares and use the proceeds to purchase shares of any other Fund that is a series of the Trust offered for sale in the state in which the Intermediary is located. Each Intermediary will establish its own exchange policies and procedures. In particular, individual participants of qualified retirement plans may exchange shares through the plan sponsor or administrator. Those participants may exchange shares only for shares of the same class of other Funds of the Trust that are included in the plan. An exchange transaction is a sale and purchase of shares for federal income tax purposes and may result in capital gain or loss. Before exchanging into another Fund of the Trust, you should obtain its prospectus and read it carefully. The registration of the account to which you are making an exchange must be exactly the same as that of the account from which the exchange is made. The Trust reserves the right to suspend, limit, modify, or terminate the Exchange Privilege or its use in any manner by any person or class; Intermediaries would be notified of such a change.


General Redemption Policies. The Trust will terminate the exchange privilege as to a particular shareholder if the Adviser determines, in its sole discretion, that the shareholder's exchange activity is likely to adversely impact the Adviser's ability to manage the investment portfolio in accordance with the investment objectives or otherwise harm a Fund or its remaining shareholders. The Trust cannot accept a redemption request that specifies a particular date or price for redemption or any special conditions.

The price at which your redemption order will be executed is the net asset value next determined after proper redemption instructions are received by the Intermediary. (See Net Asset Value.) Because the redemption price you receive depends upon the net asset value per share at the time of redemption, it may be more or less than the price you originally paid for the shares and may result in a realized capital gain or loss.

The Trust will pay redemption proceeds as soon as practicable, generally within seven days after proper instructions are received. However, for shares recently purchased by check, a Fund will delay sending proceeds 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonest purchase payment checks. To avoid delay in payment, investors are advised to purchase shares unconditionally, such as by certified check or other immediately available funds. (See Distributions and Income Taxes.)

DISTRIBUTIONS AND INCOME TAXES

Distributions. Income dividends are declared each business day, paid monthly, and confirmed at least quarterly. Each Fund intends to distribute by the end of each calendar year at least 98% of any net capital gains realized from the sale of securities during the 12-month period ended October 31 in that year. The Funds intend to distribute any undistributed net investment income and net realized capital gains in the following year.

All income dividends and capital gains distributions on Fund shares will be reinvested in additional shares of the same class of that Fund unless you elect to have distributions paid by check. Reinvestment normally occurs on the payable date. Regardless of your election, distributions of $10 or less will not be paid by check to the shareholder, but will be reinvested in additional shares of the same class of the Fund at net asset value. If you have elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to your address of record, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares. The Trust reserves the right to reinvest the proceeds and future distributions in additional shares of a Fund if checks mailed to you for distributions are returned as undeliverable or are not presented for payment within six months. No interest will accrue on amounts represented by uncashed distribution or redemption checks. To change your election, call the Fund for instructions.

Income Taxes. For federal income tax purposes, each Fund is treated as a separate taxable entity distinct from the other series of the Trust. This section is not intended to be a full discussion of income tax laws and their effect on shareholders. You may wish to consult your own tax advisor.


Advisor Intermediate Bond Fund. Your distributions will be taxable to you, under income tax law, whether received in cash or reinvested in additional shares. For federal income tax purposes, any distribution that is paid in January but was declared in the prior calendar year is deemed paid in the prior calendar year.


You will be subject to federal income tax at ordinary rates on income dividends and distributions of net short-term capital gains. Distributions of net long-term capital gains will be taxable to you as long-term capital gains regardless of the length of time you have held your shares.

You will be advised annually as to the source of distributions.
If you are not subject to tax on your income, you will not be required to pay tax on these amounts.

If you realize a loss on the sale or exchange of Fund shares held for six months or less, your short-term loss is recharacterized as long-term to the extent of any long-term capital gains distributions you have received with respect to those shares.


Advisor High-Yield Municipals Fund. High-Yield Municipals Portfolio currently limits its investments in Municipal Securities to those the interest on which the Adviser believes is exempt from the regular federal income tax ("exempt-interest dividends"). It may, however, invest up to 100% of its total assets in Municipal Securities the interest on which is subject to the alternative minimum tax. In addition, if it should ever invest in securities the interest on which is not exempt, dividends paid by it from such interest would be subject to federal income tax at ordinary rates. Promptly after the end of each calendar year, shareholders of Advisor High-Yield Municipals Fund will receive a statement of the federal income tax status of all dividends and capital gains distributions paid during the year. The portion of your dividends and distributions that is taxable will be taxable to you whether received in cash or reinvested in additional shares. If you are receiving Social Security benefits, tax-exempt income, including exempt-interest dividends received from Advisor High-Yield Municipals Fund, will be added to your taxable income in determining whether a portion of your benefits will be subject to federal income tax. Interest on borrowings you incur to purchase or carry shares is not deductible for federal income tax purposes. You may be subject to state and local taxes on distributions from Advisor High-Yield Municipals Fund, including those distributions that are exempt from federal income tax.


MANAGEMENT

Trustees and Investment Adviser. The Board of Trustees of the Trust and the Board of Trustees of SR&F Base Trust have overall management responsibility for the Funds and Portfolios, respectively. See Management in the Statement of Additional Information for the names of and other information about the trustees and officers. Since the Trust and SR&F Base Trust have the same trustees, the trustees have adopted conflict of interest procedures to monitor and address potential conflicts between the interests of the Funds and the Portfolios and other feeder funds investing in a Portfolio that share a common Board of Trustees with the Trust and SR&F Base Trust.

The Adviser, Stein Roe & Farnham Incorporated, One South Wacker Drive, Chicago, Illinois 60606, is responsible for managing the investment portfolio of each Portfolio and the business affairs of the Funds, the Portfolios, the Trust and SR&F Base Trust, subject to the direction of the respective Board. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940. The Adviser (or its predecessor) has advised and managed mutual funds since 1949. The Adviser is a wholly owned indirect subsidiary of Liberty Financial Companies, Inc. ("Liberty Financial"), which in turn is a majority owned indirect subsidiary of Liberty Mutual Insurance Company.

The Adviser's mutual funds and institutional asset management businesses are managed together with its affiliate, Colonial Management Associates, Inc. ("CMA"). A single management team includes employees of each company. CMA is a registered investment adviser serving mutual funds and institutions. Certain officers of CMA also are officers of the Adviser in their roles as managers of the combined business. CMA shares personnel, facilities and systems with the Adviser that the Adviser uses in providing services to the Funds.

In approving the use of a single combined prospectus, the Board considered the possibility that one Fund might be liable for misstatements in the prospectus regarding information concerning another Fund.


Portfolio Managers. Michael T. Kennedy has been portfolio manager of Intermediate Bond Portfolio since its inception in 1998 and had been portfolio manager of its predecessor since 1988. He is a senior vice president of the Adviser, and has been associated with the Adviser since 1987. A chartered financial analyst and a chartered investment counselor, he received his B.S. degree from Marquette University and his M.M. from Northwestern University. Mr. Kennedy is a member of the Adviser's Taxable Strategy Team and managed $520 million in mutual fund net assets for the Adviser as of June 30, 1998.

Maureen G. Newman has been portfolio manager of High-Yield
Municipals Portfolio since November 1998.   Ms. Newman is jointly
employed by CMA and the Adviser (each of which is an indirect wholly owned subsidiary of Liberty Financial). She has managed tax-exempt funds for CMA since May 1996. Prior to joining CMA, Ms. Newman was a portfolio manager and bond analyst at Fidelity Investments from May 1985 to May 1996.


Fees and Expenses. The Adviser is entitled to receive a monthly administrative fee from each Fund, computed and accrued daily, and a monthly management fee from each Portfolio. However, as noted above under Fee Table, the Adviser may voluntarily undertake to reimburse a Fund for a portion of its operating expenses and its pro rata share of the operating expenses of its corresponding Portfolio. Following are the annual rates of fees as a percentage of average net assets:


Portfolio      Management Fee           Fund               Administrative Fee
-------------  -----------------------  -----------------  ------------------
Intermediate                            Advisor
  Bond                                    Intermediate
  Portfolio    .350%                      Bond Fund        .150%
High-Yield                              Advisor High-
  Municipals                              Yield Municipals
  Portfolio    .450% up to $100 million,  Fund             .150% up to $100 million,
               .425% next $100 million,                    .125% next $100 million,
               .400% thereafter                            .100% thereafter


Under a separate agreement with each Trust, the Adviser provides certain accounting and bookkeeping services to the Funds and the Portfolios including computation of net asset value and calculation of net income and capital gains and losses on disposition of assets.

In addition, the Adviser is free to make additional payments out of its own assets to promote the sale of shares of the Funds.

Portfolio Transactions. The Adviser places the orders for the purchase and sale of portfolio securities and options and futures contracts. In doing so, the Adviser seeks to obtain the best combination of price and execution, which involves a number of judgmental factors.


Transfer Agent and Shareholder Services. Liberty Funds Services, Inc. ("Transfer Agent"), P. O. Box 1722, Boston, Massachusetts 02105, an indirect subsidiary of Liberty Financial, is the agent of the Trust for the transfer of shares, disbursement of dividends, and maintenance of shareholder accounting records.


Some Intermediaries that maintain nominee accounts with the Funds for their clients who are Fund shareholders may be paid by the Transfer Agent for shareholder servicing and accounting services they provide with respect to the underlying Fund shares.


Distributor. Class K shares of each Fund are offered for sale through Liberty Funds Distributor, Inc. ("Distributor") without any sales commissions. The Distributor is a subsidiary of Colonial Management Associates, Inc., which is an indirect subsidiary of Liberty Financial. The business address of the Distributor is One Financial Center, Boston, Massachusetts 02111; however, all Fund correspondence (including purchase and redemption orders) should be mailed to Liberty Funds Services, Inc., the Transfer Agent, at P.O. Box 1722, Boston, Massachusetts 02105.


The trustees of the Trust have adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). With respect to Class K shares, the Plan provides that as compensation for expenses related to the promotion and distribution of shares of the Funds including its expenses related to sale and promotion of Fund shares and to servicing of the shares, the Distributor receives from each Fund a servicing and/or distribution fee at an annual rate not exceeding 0.25% of the average net assets attributable to Class K shares. The Distributor generally pays this compensation to institutions that distribute Fund shares and/or provide services to the Funds and their shareholders.
Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the Funds during any year may be more or less than the cost of distribution or other services provided to the Funds. NASD rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative sales charges paid.

Custodian. State Street Bank and Trust Company (the "Bank"), 225 Franklin Street, Boston, Massachusetts 02101, is the custodian for the Funds and the Portfolios. Foreign securities are maintained in the custody of foreign banks and trust companies that are members of the Bank's Global Custody Network or foreign depositories used by such members. (See Custodian in the Statement of Additional Information.)

ORGANIZATION AND DESCRIPTION OF SHARES

The Trust is a Massachusetts business trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated July 31, 1996, which provides that each shareholder shall be deemed to have agreed to be bound by the terms thereof. The Declaration of Trust may be amended by a vote of either the Trust's shareholders or its trustees. The Trust may issue an unlimited number of shares, in one or more series as the Board may authorize. Currently, 10 series are authorized and outstanding.

Under Massachusetts law, shareholders of a Massachusetts business trust such as the Trust could, in some circumstances, be held personally liable for unsatisfied obligations of the trust. The Declaration of Trust provides that persons extending credit to, contracting with, or having any claim against the Trust or any particular series shall look only to the assets of the Trust or of the respective series for payment under such credit, contract or claim, and that the shareholders, trustees and officers shall have no personal liability therefor. The Declaration of Trust requires that notice of such disclaimer of liability be given in each contract, instrument or undertaking executed or made on behalf of the Trust. The Declaration of Trust provides for indemnification of any shareholder against any loss and expense arising from personal liability solely by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the Trust was unable to meet its obligations.

The risk of a particular series incurring financial loss on account of unsatisfied liability of another series of the Trust also is believed to be remote, because it would be limited to claims to which the disclaimer did not apply and to circumstances in which the other series was unable to meet its obligations.

As a business trust, the Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies, or approving an investment advisory contract.

MASTER FUND/FEEDER FUND:  STRUCTURE AND RISK FACTORS

Each Fund, which is a series of an open-end management investment company, seeks to achieve its objective by investing all of its assets in another mutual fund having an investment objective identical to that of the Fund. The initial shareholder of each Fund approved this policy of permitting it to act as a feeder fund by investing in its corresponding Portfolio. Please refer to Investment Policies, Portfolio Investments and Strategies, and Investment Restrictions for a description of the investment objectives, policies, and restrictions of the Funds and the Portfolios. The management fees and expenses of both the Funds and the Portfolios are described under Fee Table and Management. Each Fund bears its proportionate share of Portfolio expenses.

The Adviser has provided investment management services in connection with other mutual funds employing the master fund/feeder fund structure since 1991.

Each Portfolio is a separate series of SR&F Base Trust ("Base Trust"), a Massachusetts common law trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated Aug. 23, 1993. The Declaration of Trust of Base Trust provides that a Fund and other investors in a Portfolio will each be liable for all obligations of the Portfolio that are not satisfied by the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself were unable to meet its obligations. Accordingly, the trustees of the Trust believe that neither a Fund nor its shareholders will be adversely affected by reason of a Fund's investing in a Portfolio.

The Declaration of Trust of Base Trust provides that a Portfolio will terminate 120 days after the withdrawal of a Fund or any other investor in the Portfolio, unless the remaining investors vote to agree to continue the business of the Portfolio. The trustees of the Trust may vote a Fund's interests in a Portfolio for such continuation without approval of the Fund's shareholders.

The common investment objective of each Fund and its corresponding Portfolio is nonfundamental and may be changed without shareholder approval. The fundamental policies of each Fund and the fundamental policies of its corresponding Portfolio can be changed only with shareholder approval.

If a Fund, as a Portfolio investor, is requested to vote on a proposed change in fundamental policy of its corresponding Portfolio or any other matter pertaining to the Portfolio (other than continuation of the business of the Portfolio after withdrawal of another investor), the Fund will solicit proxies from its shareholders and vote its interest in the Portfolio for and against such matters proportionately to the instructions to vote for and against such matters received from the Fund shareholders. A Fund will vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. There can be no assurance that any matter receiving a majority of votes cast by Fund shareholders will receive a majority of votes cast by all Portfolio investors. If other investors hold a majority interest in a Portfolio, they could have voting control over the Portfolio.

In the event that a Portfolio's fundamental policies were changed so as to be inconsistent with those of a Fund, the Board of Trustees of the Trust would consider what action might be taken, including changes to the Fund's fundamental policies, withdrawal of the Fund's assets from its corresponding Portfolio and investment of such assets in another pooled investment entity, or the retention of another investment adviser. Any of these actions would require the approval of the Fund's shareholders. A Fund's inability to find a substitute master fund or comparable investment management could have a significant impact upon its shareholders' investments. Any withdrawal of a Fund's assets could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Fund. Should such a distribution occur, a Fund would incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could affect the liquidity of the Fund.

Each investor in a Portfolio, including the corresponding Fund, may add to or reduce its investment in the Portfolio on each day the NYSE is open for business. The investor's percentage of the aggregate interests in the Portfolio will be computed as the percentage equal to the fraction (1) the numerator of which is the beginning of the day value of such investor's investment in the Portfolio on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day; and (2) the denominator of which is the aggregate beginning of the day net asset value of the Portfolio on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of the close of business.

Base Trust may permit other investment companies and/or other institutional investors to invest in the Portfolios, but members of the general public may not invest directly in a Portfolio. Other investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, might incur different administrative fees and expenses than the Fund, and their shares might be sold with a sales commission. Therefore, Fund shareholders might have different investment returns than shareholders in another investment company that invests exclusively in its corresponding Portfolio. Investment by such other investors in a Portfolio would provide funds for the purchase of additional portfolio securities and would tend to reduce the Portfolio's operating expenses as a percentage of its net assets. Conversely, large-scale redemptions by any such other investors in a Portfolio could result in untimely liquidations of the Portfolio's security holdings, loss of investment flexibility, and increases in the operating expenses of the Portfolio as a percentage of its net assets. As a result, the Portfolio's security holdings may become less diverse, resulting in increased risk.

Information regarding other investors in the Portfolios may be obtained by writing to SR&F Base Trust, Suite 3200, One South Wacker Drive, Chicago, Illinois 60606, or by calling 800-338-2550. The Adviser may provide administrative or other services to one or more of such investors.

FOR MORE INFORMATION

For more information about the Funds, call Retirement Services at 800-322-1130 or Advisor/Broker Services at 800-322-0593.

APPENDIX-RATINGS


Ratings in General. A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Adviser believes that the quality of debt securities should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons. The Adviser, through independent analysis, attempts to discern variations in credit ratings of the published services, and to anticipate changes in credit ratings. The following is a description of the characteristics of certain ratings used by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), and Fitch IBCA.


Ratings by Moody's
Corporate and Municipal Bonds: Aaa. Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such bonds.

Aa. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa bonds.

A. Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Bonds rated Baa are considered medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C. Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Conditional Ratings. Municipal bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Note: Moody's applies numerical modifiers 1, 2, and 3 in the Aa through B classifications of its municipal bond rating system and in the Aa through Caa classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Municipal Notes:  MIG 1.  This designation denotes best quality.
There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Demand Feature of Variable Rate Demand Securities: Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Commercial Paper: Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

          Prime-1            Highest Quality
          Prime-2            Higher Quality
          Prime-3            High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

Ratings by S&P:
Corporate and Municipal Bonds: AAA. Bonds rated AAA have the highest rating. Capacity to pay interest and repay principal is extremely strong.

AA. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

A. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher-rated categories.

BBB. Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher-rated categories.

BB, B, CCC, CC, and C. Debt rated BB, B, CCC, CC, or C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C1. The rating C1 is reserved for income bonds on which no interest is being paid.

D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears. The D rating also is issued upon the filing of a bankruptcy petition if debt service payments are jeopardized.

NOTE: The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major ratings categories. Foreign debt is rated on the same basis as domestic debt measuring the creditworthiness of the issuer; ratings of foreign debt do not take into account currency exchange and related uncertainties.

The "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

Provisional Ratings. The letter "p" indicates that the rating of a municipal bond is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Municipal Notes: SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating.
Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

- Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

- Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

Demand Feature of Variable Rate Demand Securities: S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

Commercial Paper: A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment.
Issues in this category are further refined with the designations
1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong.
Those issues determined to possess overwhelming safety characteristics are designed A-1+.


RATINGS BY FITCH IBCA
Investment Grade Bond Ratings
Fitch IBCA investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch IBCA's assessment of the issuer's ability to meet the obligations of a specific debt or preferred issue in a timely manner. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch IBCA ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch IBCA ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security. Fitch IBCA ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch IBCA believes to be reliable. Fitch IBCA does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.


AAA. Bonds and preferred stock considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA. Bonds and preferred stock considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and/or dividends and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bond and preferred rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A. Bonds and preferred stock considered to be investment grade and of high quality. The obligor's ability to pay interest and/or dividends and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt or preferred securities with higher ratings.

BBB. Bonds and preferred stock considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds or preferred will fall below investment grade is higher than for securities with higher ratings.

BB. Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B. Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC. Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC. Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C. Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D. Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

Plus (+) or Minus (-). Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA, DDD, DD or D categories.


NR.  Indicates that Fitch IBCA does not rate the specific issue.


Conditional. A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.


Suspended. A rating is suspended when Fitch IBCA deems the amount of information available from the issuer to be inadequate for rating purposes.

Withdrawn. A rating will be withdrawn when an issue matures or is called or refinanced, and, at Fitch IBCA's discretion, when an issuer fails to furnish proper and timely information.


FitchAlert. Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be raised or lowered. FitchAlert is relatively short-term and should be resolved within 12 months.

Ratings Outlook. An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.

Short-Term Ratings

F-1+. Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1. Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2. Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3. Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S. Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D. Default. Issues assigned this rating are in actual or imminent payment default.

Prospectus  Nov. 1, 1998

Stein Roe Advisor Funds
Stein Roe Advisor Income Fund

Advisor Income Fund seeks high current income by investing principally in medium-quality debt securities and, to a lesser extent, in lower-quality securities which may involve greater
risk.   The Fund invests all of its net investable assets in SR&F
Income Portfolio, a portfolio of SR&F Base Trust that has the same investment objective and substantially the same investment policies as the Fund. The investment experience of the Fund will correspond to that of the Portfolio. (See Master Fund/Feeder
Fund: Structure and Risk Factors.)

Lower-quality securities, commonly known as "junk bonds," are subject to a greater risk with regard to payment of interest and return of principal than higher-rated bonds. Investors should carefully consider the risks associated with junk bonds before investing. (See Investment Policies, Risks and Investment Considerations, Master Fund/Feeder Fund: Structure and Risk Factors, and Appendix-Ratings.)

Shares of the Fund may be purchased only through Intermediaries, including retirement plan service providers.

The Fund is a multi-class series of Stein Roe Advisor Trust and the Portfolio is a series of SR&F Base Trust. Each Trust is an open-end management investment company. This prospectus relates only to Class K shares of the Fund.

This prospectus contains information you should know before investing in the Fund. Please read it carefully and retain it for future reference.

A Statement of Additional Information dated Nov. 1, 1998, containing more detailed information, has been filed with the Securities and Exchange Commission and (together with any supplements thereto) is incorporated herein by reference. The Statement of Additional Information and most recent financial statements may be obtained without charge by writing to Stein Roe Mutual Funds, Suite 3200, One South Wacker Drive, Chicago, Illinois 60606, or by calling the Adviser. For additional information, call Retirement Services at 800-322-1130 or Advisor/Broker Services at 800-322-0593.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION.  SHARES
ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY
OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE
POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

                                        Page
Summary...................................2
Fee Table.................................3
Financial Highlights......................4
The Fund..................................5
Investment Policies.......................5
Performance Information...................6
Risks and Investment Considerations ......7
Investment Restrictions ..................9
Portfolio Investments and Strategies......9
Net Asset Value .........................15
How to Purchase Shares...................15
How to Sell (Redeem) Shares .............16
Distributions and Income Taxes...........17
Management ..............................18
Organization and Description of Shares...20
Master Fund/Feeder Fund: Structure
   and Risk Factors......................20
For More Information ....................22
Appendix-Ratings.........................23

SUMMARY

Stein Roe Advisor Income Fund (the "Fund") is a series of Stein Roe Advisor Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. (See The Fund and Organization and Description of Shares.) This prospectus is not a solicitation in any jurisdiction in which shares of the Fund are not qualified for sale.

Investment Objectives and Policies. The Fund seeks to achieve its objective by investing all of its net investable assets in the Portfolio, which has the same investment objective and substantially the same investment policies as the Fund.

The Fund seeks high current income by investing principally in medium-quality debt securities (such as securities rated A or Baa by Moody's or A or BBB by S&P), with at least 60% of its assets invested in medium- or higher-quality debt securities. Medium-quality debt securities may have some speculative characteristics. It may also invest to a lesser extent in securities of lower quality, which may entail greater risk. Lower-quality securities are commonly referred to as "junk bonds."

For a more detailed discussion of the investment objective and policies, please see Investment Policies and Portfolio Investments and Strategies. There is, of course, no assurance that the Fund or the Portfolio will achieve their common investment objective.

Investment Risks. The risks inherent in the Fund depend primarily upon the term and quality of the obligations in the investment portfolio, as well as on market conditions. Interest rate fluctuations will affect its net asset value, but not the income received from portfolio securities. However, because yields on debt securities available for purchase vary over time, no specific yield on shares of the Fund can be assured. The Fund is designed for investors who seek a higher level of income and who can accept greater levels of credit and other risks associated with securities of medium or lower quality. The Fund may invest in foreign securities, which may entail a greater degree of risk than investing in securities of domestic issuers. Please see Investment Restrictions and Risks and Investment Considerations for further information.

Purchases and Redemptions. Fund shares may be purchased only through Intermediaries, including certain broker-dealers, bank trust departments, asset allocation programs sponsored by the Adviser, wrap fee programs, and retirement plan service providers. For information on purchasing and redeeming Fund shares, please see How to Purchase Shares, How to Sell (Redeem) Shares, and Management-Distributor.

Management and Fees. Stein Roe & Farnham Incorporated (the "Adviser") is investment adviser to the Portfolio. In addition, it provides administrative services to the Fund and Portfolio. For a description of the Adviser and these service arrangements, see Management.

FEE TABLE

Shareholder Transaction Expenses*
Sales Load Imposed on Purchases              None
Sales Load Imposed on Reinvested Dividends   None
Deferred Sales Load                          None
Redemption Fees*                             None
Exchange Fees                                None

Estimated Annual Fund Operating
  Expenses (as a percentage of average
  net assets; after reimbursement)
Management and Administrative Fees              -
12b-1 Fees                                  0.25%
Other Expenses                              0.85%
   Total Operating Expenses (after          -----
       reimbursement)                       1.10%
                                            =====
______________
* Redemption proceeds exceeding $500 sent via federal funds wire will be subject to a $7.50 charge per transaction.

Example.
You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return; and (2) redemption at the end of each time period:

        1 year    3 years     5 years      10 years
        ------    -------     -------      --------
        $11        $35          $61         $134

The purpose of the Fee Table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly as an investor in Class K shares of the Fund. The Fee Table is based on actual expenses incurred in the last fiscal year and reflects the combined expenses of both the Fund and the Portfolio. The figures assume that the percentage amounts listed under Estimated Annual Fund Operating Expenses remain the same during each of the periods, that all income dividends and capital gains distributions are reinvested in additional shares, and that, for purposes of fee breakpoints, net assets remain at the same level as in the most recently completed fiscal year.

Other Expenses and Total Operating Expenses reflect fee reimbursements by the Adviser or the Distributor, as hereinafter defined. Absent such reimbursements, Management and Administrative Fees, Other Expenses and Total Operating Expenses for Class K shares would have been 0.63%, 68.69% and 69.57%, respectively. Any such reimbursement will lower the overall expense ratio for Class K shares and increase its overall return to investors. (Also see Management-Fees and Expenses.)

The Fund pays the Adviser an administrative fee based on its average daily net assets and the Portfolio pays the Adviser a management fee based on its average daily net assets. The trustees of the Trust have considered whether the annual operating expenses of the Fund, including its share of the expenses of the Portfolio, would be more or less than if the Fund invested directly in the securities held by the Portfolio. The Trustees concluded that the Fund's expenses would not be materially greater in such case.

The figures in the Example are not necessarily indicative of past or future expenses, and actual expenses may be greater or less than those shown. Although information such as that shown in the Example and Fee Table is useful in reviewing expenses and in providing a basis for comparison with other mutual funds, it should not be used for comparison with other investments using different assumptions or time periods.

Because the Fund pays a 12b-1 fee, long-term investors in the Fund may pay more over long periods of time in distribution expenses than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD"). For further information on the 12b-1 fee, see Management-Distributor or call your financial representative.

FINANCIAL HIGHLIGHTS

The following table reflects the results of operations of the Fund on a per-share basis and have been audited by Ernst & Young LLP, independent auditors. The table should be read in conjunction with the Fund's financial statements and notes thereto. The annual report, which may be obtained from the Trust without charge upon request, contains additional performance information.

                                                 Period Ended
                                               June 30, 1998 (a)
                                               ----------------
Net Asset Value, Beginning of Period................$10.00
Income from Investment Operations                   ------
  Net investment income..............................0.26
  Net realized and unrealized gains on investments  (0.05)
                                                    -----
    Total from investment operations.................0.21
Distributions from net investment income..........  (0.26)
                                                   ------
Net Asset Value, End of Period.....................$ 9.95
                                                   ======
Ratio of expenses to average net assets (b).........1.10% (d)
Ratio of net investment income to average net
  assets (c)........................................6.50% (d)
Total return (c)....................................2.11%
Net assets, end of period (000 omitted) ............$102
___________________
(a) From commencement of operations on Feb. 4, 1998.
(b) If the Fund had paid all of its expenses and there had been no reimbursement of expenses by the Adviser, this ratio would have been 69.57% for the period ended June 30, 1998.
(c) Computed giving effect to the Adviser's fee waiver.
(d) Annualized.

THE FUND

Stein Roe Advisor Income Fund (the "Fund")is a multi-class series of the Trust, which is an open-end management investment company authorized to issue shares of beneficial interest in separate series.

Rather than invest in securities directly, the Fund seeks to achieve its investment objective by using the "master fund/feeder fund structure." Under that structure, a feeder fund and one or more other feeder funds pool their assets in a master portfolio that has the same investment objective and substantially the same investment policies as the feeder funds. (See Master Fund/Feeder
Fund: Structure and Risk Factors.) The Fund invests all of its assets in SR&F Income Portfolio (the "Portfolio"), a "master fund" that has an investment objective identical to that of the Fund. The Portfolio is a series of SR&F Base Trust.

Stein Roe & Farnham Incorporated (the "Adviser") provides portfolio management services to the Portfolio and administrative services to the Fund and Portfolio.

INVESTMENT POLICIES

The Fund invests as described below. Further information on investment techniques that may be employed by the Portfolio and the risks associated with such techniques may be found under Risks and Investment Considerations and Portfolio Investments and Strategies in this prospectus and in the Statement of Additional Information.

The investment objective of the Fund is to provide a high level of current income. Consistent with that investment objective, capital preservation and capital appreciation are regarded as secondary objectives. The Fund invests all of its net investable assets in the Portfolio.

The Portfolio attempts to achieve its objective by investing principally in medium-quality debt securities, which are obligations of issuers that the Adviser believes possess adequate, but not outstanding, capacities to service their debt securities, such as securities rated A or Baa by Moody's Investors Service, Inc. ("Moody's) or A or BBB by Standard & Poor's Corporation ("S&P"). The Adviser generally attributes to medium-quality securities the same characteristics as rating services.

Although the Portfolio will invest at least 60% of its assets in medium- or higher-quality debt securities, it may also invest to a lesser extent in debt securities of lower quality (in the case of rated securities, having a rating by Moody's or S&P of not less than C). Although the Portfolio can invest up to 40% of its assets in lower-quality securities, it does not intend to invest more than 35% in lower-quality securities. Lower-quality debt securities are obligations of issuers that are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of issuer default and bankruptcy, and are commonly referred to as "junk bonds." The Portfolio may invest in lower-quality debt securities; for example, if the Adviser believes the financial condition of the issuers or the protection offered to the particular obligations is stronger than is indicated by low ratings or otherwise. (See Portfolio Investments and Strategies and Risks and Investment Considerations for more information on the risks associated with investing in medium- and lower-quality debt securities.) The Portfolio may invest in higher-quality securities; for example, under extraordinary economic or financial market conditions, or when the spreads between the yields on medium- and high-quality securities are relatively narrow.

Some issuers of debt securities choose not to have their securities rated by a rating service, and the Portfolio may invest in unrated securities that the Adviser believes are suitable for investment.

Under normal market conditions, the Portfolio will invest at least 65% of the value of its total assets (taken at market value) in convertible and non-convertible bonds and debentures. Such securities may be accompanied by the right to acquire equity securities evidenced by warrants attached to the security or acquired as part of a unit with the security. Equity securities acquired by conversion or exercise of such a right may be retained by the Portfolio for a sufficient time to permit orderly disposition thereof or to establish long-term holding periods for federal income tax purposes.

The Portfolio may invest up to 35% of its total assets in other debt securities, marketable preferred and common stocks, and foreign and municipal securities that the Adviser considers likely to yield relatively high income in relation to costs, and rights to acquire such securities. Any assets not otherwise invested may be invested in money market instruments.

PERFORMANCE INFORMATION

The total return from an investment in Class K shares of the Fund is measured by the distributions received, plus or minus the change in the net asset value per share for a given period, assuming reinvestment of all distributions. A total return percentage may be calculated by dividing the value of a share at the end of the period (including reinvestment of distributions) by the value of the share at the beginning of the period and subtracting one. For a given period, an average annual total return may be calculated by finding the average annual compounded rate that would equate a hypothetical $1,000 investment to the ending redeemable value.

Comparison of the total return of Class K shares of the Fund with alternative investments should consider differences between the class and the alternative investments, the periods and methods used in calculation of the return being compared, and the impact of taxes on alternative investments. The performance of Class K shares of the Fund may be compared to various indices.
Performance and quotations from various publications may be included in sales literature and advertisements. Of course, past performance is no guarantee of future results. Share prices may vary, and your shares when redeemed may be worth more or less than your original purchase price.

The Fund invests all of its net investable assets in the Portfolio, which has the same investment objective and substantially the same investment policies as the Fund. The historical performance for the period prior to Feb. 4, 1998 is based on the performance of the Portfolio restated to reflect 12b-1 fees and other expenses applicable to Class K shares as set forth in the Fee Table, without giving effect to any fee reimbursements described therein and assuming reinvestment of dividends and capital gains. Historical performance as restated should not be interpreted as indicative of the Fund's future performance. The average annual total returns for the periods ended June 30, 1998, for 1-year, 5-year, and 10-year investments were:

                1 year    5 years    10 years
                ------    -------    --------
                 8.47%      7.00%      8.58%

RISKS AND INVESTMENT CONSIDERATIONS

Although the Fund seeks to reduce risk by investing in a diversified portfolio, this does not eliminate all risk. The risks inherent in the Fund depend primarily upon the term and quality of the obligations in the Portfolio, as well as on market conditions. A decline in prevailing levels of interest rates generally increases the value of securities in the investment portfolio, while an increase in rates usually reduces the value of those securities. As a result, interest rate fluctuations will affect net asset value, but not the income received from portfolio securities. (Because yields on debt securities available for purchase vary over time, no specific yield on shares can be assured.) In addition, if the bonds in the investment portfolio contain call, prepayment or redemption provisions, during a period of declining interest rates, these securities are likely to be redeemed, and the Portfolio will probably be unable to replace them with securities having as great a yield.

The Fund is designed for investors who seek a higher level of income and who can accept greater levels of credit and other risks associated with securities of medium or lower quality.

Investments in foreign securities by the Portfolio, including ADRs, represent both risks and opportunities not typically associated with investments in domestic issuers. Risks of foreign investing include currency risk, less complete financial information on issuers, different accounting, auditing and financial reporting standards, different settlement practices, less market liquidity, more market volatility, less well-developed and regulated markets, and greater political instability. In addition, various restrictions by foreign governments on investments by nonresidents may apply, including imposition of exchange controls and withholding taxes on dividends, and seizure or nationalization of investments owned by nonresidents. Foreign investments also tend to involve higher transaction and custody costs. The Portfolio may enter into foreign currency forward contracts and use options and futures contracts, as described elsewhere in this prospectus, to limit or reduce foreign currency risk.

The Portfolio may invest in futures and options. Risks associated with futures and options include their failure as hedging techniques in cases where the price movements of securities underlying the futures and options do not follow the price movements of the portfolio securities subject to the hedge, that the loss from investing in futures transactions is potentially unlimited, that gains and losses on investments in futures and options depend on the portfolio manager's ability to predict correctly the direction of stock prices, interest rates and economic factors and that the Portfolio will likely be unable to control losses by closing its position where a liquid secondary market does not exist.

There can be no assurance that the Fund or Portfolio will achieve its objective, nor can it assure that payments of interest and principal on portfolio securities will be made when due. If the rating of a portfolio security is lost or reduced, the Portfolio would not be required to sell the security, but the Adviser would consider such a change in deciding whether to retain the security in the portfolio.

The investment objective of the Fund and Portfolio is not fundamental and may be changed by the Board of Trustees without a vote of shareholders.

Further information on investment techniques that may be employed by the Portfolio may be found under Portfolio Investments and Strategies.

Year 2000 Compliance. Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Adviser and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund's Adviser, administrator, distributor and transfer agent ("Liberty Companies") are taking steps that they believe are reasonably designed to address the Year 2000 problem, including working with vendors who furnish services, software and systems to the Fund, to provide that date-related information and data can be properly processed after January 1, 2000. Many Fund service providers and vendors, including the Liberty Companies, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to January 1, 2000. The Fund will not pay the cost of these modifications. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after January 1, 2000 will be timely made or that services to the Fund will not be adversely affected.

INVESTMENT RESTRICTIONS

Neither the Fund nor the Portfolio may invest in a security if, as a result of such investment: (1) with respect to 75% of its assets, more than 5% of its total assets would be invested in the securities of any one issuer, except for U.S. Government Securities or repurchase agreements /1/ for such securities; or
(2) 25% or more of its total assets would be invested in the securities of a group of issuers in the same industry, except that this restriction does not apply to U.S. Government Securities. Notwithstanding these limitations, the Fund, but not the Portfolio, may invest all of its assets in another investment company having the identical investment objective under a master fund/feeder fund structure.
----------------
/1/ A repurchase agreement involves a sale of securities to the Portfolio with the concurrent agreement of the seller (bank or securities dealer) to repurchase the securities at the same price plus an amount equal to an agreed-upon interest rate within a specified time. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Portfolio could experience both delays in liquidating the underlying securities and losses. No more than 10% of net assets may be invested in repurchase agreements maturing in more than seven days and other illiquid securities.
----------------

Although the Fund and the Portfolio may not make loans, each may
(1) purchase money market instruments and enter into repurchase agreements; (2) acquire publicly distributed or privately placed debt securities; (3) participate in an interfund lending program with other Stein Roe Funds and Portfolios; and (4) lend portfolio securities under certain conditions. They may not borrow money, except for nonleveraging, temporary, or emergency purposes or in connection with participation in the interfund lending program. Neither the aggregate borrowings (including reverse repurchase agreements) nor aggregate loans at any one time may exceed 33 1/3% of the value of its total assets. Additional securities may not be purchased when borrowings, less proceeds receivable from sales of portfolio securities, exceed 5% of total assets.

The policies set forth in the second and third paragraphs under Investment Restrictions (but not the footnote) are fundamental policies./2/ The Statement of Additional Information contains all of the investment restrictions.
----------------
/2/ A fundamental policy may be changed only with the approval of a "majority of the outstanding vote securities" as defined in the Investment Company Act.
----------------

PORTFOLIO INVESTMENTS AND STRATEGIES

U.S. Government Securities.  U.S. Government Securities include:
(1) bills, notes, bonds, and other debt securities, differing as to maturity and rates of interest, that are issued by and are direct obligations of the U.S. Treasury; and (2) other securities that are issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities and that include, but are not limited to, Government National Mortgage Association ("GNMA"), Federal Farm Credit Banks, Federal Home Loan Banks, Farmers Home Administration, Federal Home Loan Mortgage Corporation ("FHLMC"), and Federal National Mortgage Association ("FNMA"). U.S. Government Securities are generally viewed by the Adviser as being among the safest of debt securities with respect to the timely payment of principal and interest (but not with respect to any premium paid on purchase), but generally bear a lower rate of interest than corporate debt securities. However, they are subject to market risk like other debt securities, and therefore the Fund's shares can be expected to fluctuate in value.

Medium- and Lower-Quality Debt Securities. Investment in medium- or lower-quality debt securities involves greater investment risk, including the possibility of issuer default or bankruptcy. The Portfolio seeks to reduce investment risk through diversification, credit analysis, and evaluation of developments in both the economy and financial markets.

An economic downturn could severely disrupt the high-yield market and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. In addition, lower-quality bonds are less sensitive to interest rate changes than higher-quality instruments (see Risks and Investment Considerations) and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations.

Lower-quality debt securities are obligations of issuers that are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of issuer default and bankruptcy, and are commonly referred to as "junk bonds." The lowest rating assigned by Moody's is for bonds that can be regarded as having extremely poor prospects of ever attaining any real investment standing and the lowest rating assigned by S&P is for bonds that are in default, and payment of interest and/or repayment of principal is in arrears.

Achievement of the investment objective will be more dependent on the Adviser's credit analysis than would be the case if the Portfolio were investing in higher-quality debt securities. Since the ratings of rating services (which evaluate the safety of principal and interest payments, not market risks) are used only as preliminary indicators of investment quality, the Adviser employs its own credit research and analysis, from which it has developed a proprietary credit rating system based upon comparative credit analyses of issuers within the same industry. These analyses may take into consideration such quantitative factors as an issuer's present and potential liquidity, profitability, internal capability to generate funds, debt/equity ratio and debt servicing capabilities, and such qualitative factors as an assessment of management, industry characteristics, accounting methodology, and foreign business exposure.

Medium- and lower-quality debt securities tend to be less marketable than higher-quality debt securities because the market for them is less broad. The market for unrated debt securities is even narrower. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and the Portfolio may have greater difficulty selling its portfolio securities. (See Net Asset Value.) The market value of these securities and their liquidity may be affected by adverse publicity and investor perceptions.

Defensive Investments. When the Adviser considers a temporary defensive position advisable, the Portfolio may invest, without limitation, in high quality fixed income securities or hold assets in cash or cash equivalents.

Derivatives. Consistent with its objective, the Portfolio may invest in a broad array of financial instruments and securities, including conventional exchange-traded and non-exchange-traded options; futures contracts; futures options; securities collateralized by underlying pools of mortgages or other receivables; and other instruments, the value of which is "derived" from the performance of an underlying asset or a "benchmark" such as a security index, an interest rate, or a currency ("Derivatives"). The Portfolio does not expect to invest more than 5% of its net assets in any type of Derivative except options, futures contracts, and futures options.

Derivatives are most often used to manage investment risk or to create an investment position indirectly because they are more efficient or less costly than direct investment. They also may be used in an effort to enhance portfolio returns.

The successful use of Derivatives (including options and futures) depends on the Adviser's ability to correctly predict changes in the levels and directions of movements in security prices, interest rates and other market factors affecting the Derivative itself or the value of the underlying asset or benchmark. In addition, correlations in the performance of an underlying asset to a Derivative may not be well established. Finally, privately negotiated and over-the-counter Derivatives may not be as well regulated and may be less marketable than exchange-traded Derivatives. For additional information on Derivatives, please refer to the Statement of Additional Information.

REMICs. The Portfolio may invest in real estate mortgage investment conduits ("REMICs"). REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by FNMA or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or FNMA-, FHLMC- or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. FNMA REMIC Certificates are issued and guaranteed as to timely distribution and principal and interest by FNMA.

Floating Rate Instruments. The Portfolio may also invest in floating rate instruments which provide for periodic adjustments in coupon interest rates that are automatically reset based on changes in amount and direction of specified market interest rates. In addition, the adjusted duration of some of these instruments may be materially shorter than their stated maturities. To the extent such instruments are subject to lifetime or periodic interest rate caps or floors, such instruments may experience greater price volatility than debt instruments without such features. Adjusted duration is an inverse relationship between market price and interest rates and refers to the approximate percentage change in price for a 100 basis point change in yield. For example, if interest rates decrease by 100 basis points, a market price of a security with an adjusted duration of 2 would increase by approximately 2%. The Portfolio does not intend to invest more than 5% of net assets in floating rate instruments.

Futures and Options. The Portfolio may purchase and write both call options and put options on securities and on indexes, and enter into interest rate and index futures contracts and options on such futures contracts in order to provide additional revenue, or to hedge against changes in security prices or interest rates. The Portfolio may also write options on such futures contracts and purchase other types of forward or investment contracts linked to individual securities, indexes or other benchmarks, consistent with its investment objective, in order to provide additional revenue, or to hedge against changes in security prices and interest rates. In addition, the Portfolio may purchase and write both call options and put options on foreign currencies, and enter into foreign currency futures contracts. The Portfolio may write a call or put option only if the option is covered. As the writer of a covered call option, the Portfolio foregoes, during the option's life, the opportunity to profit from increases in market value of the security covering the call option above the sum of the premium and the exercise price of the call. There can be no assurance that a liquid market will exist when the Portfolio seeks to close out a position. Because of low margin deposits required, the use of futures contracts involves a high degree of leverage, and may result in losses in excess of the amount of the margin deposit.

Rule 144A Securities. The Portfolio may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the 1933 Act. That Rule permits certain qualified institutional buyers, such as the Portfolio, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Adviser, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the restriction of investing no more than 10% of net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Adviser will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Adviser could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and if, as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Portfolio's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Portfolio does not invest more than 10% of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities. The Portfolio does not expect to invest as much as 5% of its total assets in Rule 144A securities that have not been deemed to be liquid by the Adviser.

Foreign Securities. The Portfolio may invest in foreign securities, but will not invest in a foreign security if, as a result of such investment, more than 25% of its total assets would be invested in foreign securities. For purposes of this restriction, foreign debt securities do not include securities represented by American Depositary Receipts ("ADRs"), foreign debt securities denominated in U.S. dollars, or securities guaranteed by a U.S. person such as a corporation domiciled in the United States that is a parent or affiliate of the issuer of the securities being guaranteed. The Portfolio may invest in sponsored or unsponsored ADRs. In addition to, or in lieu of, such direct investment, the Portfolio may construct a synthetic foreign position by (a) purchasing a debt instrument denominated in one currency, generally U.S. dollars; and (b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. Because of the availability of a variety of highly liquid U.S. dollar debt instruments, a synthetic foreign position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign currency debt instruments. In connection with the purchase of foreign securities, the Portfolio may contract to purchase an amount of foreign currency sufficient to pay the purchase price of the securities at the settlement date. No Portfolio intends to invest more than 5% of its net assets in foreign securities. (See Risks and Investment Considerations.)

Lending of Portfolio Securities. Subject to certain restrictions, the Portfolio may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Portfolio. The Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Portfolio would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, the Portfolio could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Portfolio seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights. The Portfolio may participate in an interfund lending program, subject to certain restrictions described in the Statement of Additional Information.

When-Issued and Delayed-Delivery Securities. The Portfolio's assets may include securities purchased on a when-issued or delayed-delivery basis,. Although the payment and interest terms of these securities are established at the time the purchaser enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Portfolio makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if the Adviser deems it advisable for investment reasons. Securities purchased in this manner involve a risk of loss if the value of the security purchased declines before the settlement date.

When-issued or delayed-delivery securities may sometimes be purchased on a "dollar roll" basis, meaning that the Portfolio will sell securities with a commitment to purchase similar, but not identical, securities at a future date. Generally, the securities are repurchased at a price lower than the sales price. Dollar roll transactions involve the risk of restrictions on the Portfolio's ability to repurchase the security if the counterparty becomes insolvent; an adverse change in the price of the security during the period of the roll or that the value of the security repurchased will be less than the security sold; and transaction costs exceeding the return earned by the Portfolio on the sales proceeds of the dollar roll.

The Portfolio may also invest in securities purchased on a standby commitment basis, which is a delayed-delivery agreement in which the Portfolio binds itself to accept delivery of a security at the option of the other party to the agreement.

PIK and Zero Coupon Bonds. The Portfolio may invest in both zero coupon bonds and bonds the interest on which is payable in kind ("PIK bonds"). A zero coupon bond is a bond that does not pay interest for its entire life. A PIK bond pays interest in the form of additional securities. The market prices of both zero coupon and PIK bonds are affected to a greater extent by changes in prevailing levels of interest rates and thereby tend to be more volatile in price than securities that pay interest periodically and in cash. In addition, because the Portfolio accrues income with respect to these securities prior to the receipt of such interest in cash, it may have to dispose of portfolio securities under disadvantageous circumstances in order to obtain cash needed to pay income dividends in amounts necessary to avoid unfavorable tax consequences.

Short Sales Against the Box. The Portfolio may sell short securities it owns or has the right to acquire without further consideration, a technique called selling short "against the box." Short sales against the box may protect against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such securities should be wholly or partly offset by a corresponding gain in the short position. However, any potential gains in such securities should be wholly or partially offset by a corresponding loss in the short position. Short sales against the box may be used to lock in a profit on a security when, for tax reasons or otherwise, the Adviser does not want to sell the security. For a more complete explanation, please refer to the Statement of Additional Information.

Portfolio Turnover. In attempting to attain its objective, the Portfolio may sell portfolio securities without regard to the period of time they have been held. Further, the Adviser may purchase and sell securities for the Portfolio with a view to maximizing current return, even if portfolio changes would cause the realization of capital gains. The average stated maturity of the Portfolio generally will exceed ten years. However, the Adviser may adjust the average effective maturity of an investment portfolio from time to time, depending on its assessment of the relative yields available on securities of different maturities and its expectations of future changes in interest rates. As a result, the turnover rates may vary from year to year. A high rate of portfolio turnover may result in increased transaction expenses and the realization of capital gains (which may be taxable) or losses. (See Distributions and Income Taxes.)

NET ASSET VALUE

The Fund determines the net asset value of its shares as of the close of regular session trading on the New York Stock Exchange ("NYSE") (currently 3:00 p.m., Central time, or 4:00 p.m., Eastern time) by dividing the difference between the value of its assets and liabilities allocable to that class by the number of shares of that class outstanding. Net asset value will not be determined on days when the NYSE is closed unless, in the judgment of the Board of Trustees, the net asset value of the Fund should be determined on any such day, in which case the determination will be made at 3:00 p.m., Central time, or 4:00 p.m., Eastern time. The Portfolio allocates net asset value, income, and expenses to its feeder funds in proportion to their respective interests in the Portfolio.

Securities held by the Portfolio for which market quotations are readily available at the time of valuation are valued on that basis. Long-term straight-debt securities for which market quotations are not readily available are valued at a fair value based on valuations provided by pricing services approved by the Board, which may employ electronic data processing techniques, including a matrix system, to determine valuations. Short-term debt securities with remaining maturities of 60 days or less are valued at their amortized cost, which does not take into account unrealized gains or losses. The Board believes that the amortized cost represents a fair value for such securities. Short-term debt securities with remaining maturities of more than 60 days for which market quotations are not readily available are valued by use of a matrix prepared by the Adviser based on quotations for comparable securities. Other assets and securities for which these valuation methods do not produce a fair value are valued by a method that the Board believes will determine a fair value.

We value a security at fair value if the value of the security has been materially affected by events that have occurred after the close of the market on whatever exchange the security is traded. In this circumstance, we use fair value pricing to protect long-term investors from the actions of short-term investors who might buy or redeem shares in an attempt to profit from short-term market movements.

HOW TO PURCHASE SHARES

You may purchase Class K shares of the Fund only through intermediaries, including certain broker-dealers, bank trust departments, asset allocation programs sponsored by the Adviser, wrap fee programs, and retirement plan service providers
("Intermediaries"). The Adviser and the Trust do not recommend, endorse, or receive payments from any Intermediary.

Class K shares of the Fund are offered continuously. Orders received in good order prior to the time at which the Fund values its shares (or placed with an Intermediary before such time and transmitted by the Intermediary before the Fund processes that day's share transactions or such other time as agreed to by the parties) will be processed based on that day's closing net asset value.

Conditions of Purchase. Each purchase order for Fund shares must be accepted by an authorized officer of the Distributor or its authorized agent or designee and is not binding until accepted and entered on the books of the Fund. Once your purchase order has been accepted, you may not cancel or revoke it; you may, however, redeem the shares. The Trust reserves the right not to accept any purchase order that it determines not to be in the best interests of the Trust or of the Fund's shareholders.

To reduce the volume of mail you receive, only one copy of certain materials, such as prospectuses and shareholder reports, will be mailed to your household (same address). Please call 800-322-0593 if you wish to receive additional copies free of charge.

Purchases Through Intermediaries. You must purchase shares through Intermediaries. These Intermediaries may charge for their services or place limitations on the extent to which you may use the services offered by the Trust. In addition, each Intermediary will establish its own procedures for the purchase of Fund shares, including minimum initial and additional investments, and the acceptable methods of payment for shares. Your Intermediary may be closed on days when the NYSE is open. As a result, prices of Fund shares may be significantly affected on days when you have no access to your Intermediary to buy shares. If you wish to purchase shares, please contact your Intermediary for instructions.

HOW TO SELL (REDEEM) SHARES

You may redeem shares only through Intermediaries. Each Intermediary will establish its own procedures for the sale of Fund shares. Your Intermediary may be closed on days when the NYSE is open. As a result, prices for Fund shares may be significantly affected on days when you have no access to your Intermediary to sell shares. If you wish to redeem shares through an Intermediary, please contact the Intermediary for instructions.

Exchange Privilege. Through an account with an Intermediary, you may redeem all or any portion of your Fund shares and use the proceeds to purchase shares of any other Fund that is a series of the Trust offered for sale in the state in which the Intermediary is located. Each Intermediary will establish its own exchange policies and procedures. In particular, individual participants of qualified retirement plans may exchange shares through the plan sponsor or administrator. Those participants may exchange shares only for shares of the same class of other Funds of the Trust that are included in the plan. An exchange transaction is a sale and purchase of shares for federal income tax purposes and may result in capital gain or loss. Before exchanging into another Fund of the Trust, you should obtain its prospectus and read it carefully. The registration of the account to which you are making an exchange must be exactly the same as that of the account from which the exchange is made. The Trust reserves the right to suspend, limit, modify, or terminate the Exchange Privilege or its use in any manner by any person or class; Intermediaries would be notified of such a change.

General Redemption Policies. The Trust will terminate the exchange privilege as to a particular shareholder if the Adviser determines, in its sole discretion, that the shareholder's exchange activity is likely to adversely impact the Adviser's ability to manage the investment portfolio in accordance with the investment objectives or otherwise harm the Fund or its remaining shareholders. The Trust cannot accept a redemption request that specifies a particular date or price for redemption or any special conditions.

The price at which your redemption order will be executed is the net asset value next determined after proper redemption instructions are received by the Intermediary. (See Net Asset Value.) Because the redemption price you receive depends upon the net asset value per share at the time of redemption, it may be more or less than the price you originally paid for the shares and may result in a realized capital gain or loss.

The Trust will pay redemption proceeds as soon as practicable, generally within seven days after proper instructions are received. However, for shares recently purchased by check, the Fund will delay sending proceeds 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonest purchase payment checks. To avoid delay in payment, investors are advised to purchase shares unconditionally, such as by certified check or other immediately available funds. (See Distributions and Income Taxes.)

DISTRIBUTIONS AND INCOME TAXES

Distributions. Income dividends are declared each business day, paid monthly, and confirmed at least quarterly. The Fund intends to distribute by the end of each calendar year at least 98% of any net capital gains realized from the sale of securities during the 12-month period ended October 31 in that year. The Fund intends to distribute any undistributed net investment income and net realized capital gains in the following year.

All income dividends and capital gains distributions on Fund shares will be reinvested in additional shares of the same class of the Fund unless you elect to have distributions paid by check. Reinvestment normally occurs on the payable date. Regardless of your election, distributions of $10 or less will not be paid by check to the shareholder, but will be reinvested in additional shares of the same class of the Fund at net asset value. If you have elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to your address of record, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares. The Trust reserves the right to reinvest the proceeds and future distributions in additional shares of the Fund if checks mailed to you for distributions are returned as undeliverable or are not presented for payment within six months. No interest will accrue on amounts represented by uncashed distribution or redemption checks. To change your election, call the Fund for instructions.

Income Taxes. For federal income tax purposes, the Fund is treated as a separate taxable entity distinct from the other series of the Trust. This section is not intended to be a full discussion of income tax laws and their effect on shareholders. You may wish to consult your own tax advisor.

Your distributions will be taxable to you, under income tax law, whether received in cash or reinvested in additional shares. For federal income tax purposes, any distribution that is paid in January but was declared in the prior calendar year is deemed paid in the prior calendar year.

You will be subject to federal income tax at ordinary rates on income dividends and distributions of net short-term capital gains. Distributions of net long-term capital gains will be taxable to you as long-term capital gains regardless of the length of time you have held your shares.

You will be advised annually as to the source of distributions.
If you are not subject to tax on your income, you will not be required to pay tax on these amounts.

If you realize a loss on the sale or exchange of Fund shares held for six months or less, your short-term loss is recharacterized as long-term to the extent of any long-term capital gains distributions you have received with respect to those shares.

MANAGEMENT

Trustees and Investment Adviser. The Board of Trustees of the Trust and the Board of Trustees of SR&F Base Trust have overall management responsibility for the Fund and Portfolio, respectively. See Management in the Statement of Additional Information for the names of and other information about the trustees and officers. Since the Trust and SR&F Base Trust have the same trustees, the trustees have adopted conflict of interest procedures to monitor and address potential conflicts between the interests of the Fund and the Portfolio and other feeder funds investing in the Portfolio that share a common Board of Trustees with the Trust and SR&F Base Trust.

The Adviser, Stein Roe & Farnham Incorporated, One South Wacker Drive, Chicago, Illinois 60606, is responsible for managing the investment portfolio of the Portfolio and the business affairs of the Fund, the Portfolio, the Trust and SR&F Base Trust, subject to the direction of the respective Board. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940. The Adviser (or its predecessor) has advised and managed mutual funds since 1949. The Adviser is a wholly owned indirect subsidiary of Liberty Financial Companies, Inc. ("Liberty Financial"), which in turn is a majority owned indirect subsidiary of Liberty Mutual Insurance Company.

The Adviser's mutual funds and institutional asset management businesses are managed together with its affiliate, Colonial Management Associates, Inc. ("CMA"). A single management team includes employees of each company. CMA is a registered investment adviser serving mutual funds and institutions. Certain officers of CMA also are officers of the Adviser in their roles as managers of the combined business. CMA shares personnel, facilities and systems with the Adviser that the Adviser uses in providing services to the Fund.

Portfolio Manager. Stephen F. Lockman has been portfolio manager of the Portfolio since its inception in 1998 and had been portfolio manager of its predecessor since 1997. Mr. Lockman joined the Adviser in 1994 and was senior research analyst for the Adviser's fixed income department from 1994 to 1997. Mr. Lockman previously served as portfolio manager for the Illinois State Board of Investment from 1987 to 1994. A chartered financial analyst, Mr. Lockman earned a bachelor's degree from the University of Illinois and a master's degree from DePaul University. As of June 30, 1998, Mr. Lockman managed $526 million in mutual fund net assets.

Fees and Expenses. The Adviser is entitled to receive a monthly administrative fee from the Fund, computed and accrued daily, of
 .150% up to $100 million and .125% thereafter; and a monthly management fee from the Portfolio of .500% up to $100 million and
 .475% thereafter. However, as noted above under Fee Table, the Adviser may voluntarily undertake to reimburse the Fund for a portion of its operating expenses and its pro rata share of the operating expenses of the Portfolio.

Under a separate agreement with each Trust, the Adviser provides certain accounting and bookkeeping services to the Fund and the Portfolio including computation of net asset value and calculation of net income and capital gains and losses on disposition of assets.

In addition, the Adviser is free to make additional payments out of its own assets to promote the sale of shares of the Fund.

Portfolio Transactions. The Adviser places the orders for the purchase and sale of portfolio securities and options and futures contracts. In doing so, the Adviser seeks to obtain the best combination of price and execution, which involves a number of judgmental factors.

Transfer Agent and Shareholder Services. Liberty Funds Services, Inc. ("Transfer Agent"), P. O. Box 1722, Boston, Massachusetts 02105, an indirect subsidiary of Liberty Financial, is the agent of the Trust for the transfer of shares, disbursement of dividends, and maintenance of shareholder accounting records.

Some Intermediaries that maintain nominee accounts with the Fund for their clients who are Fund shareholders may be paid by the Transfer Agent for shareholder servicing and accounting services they provide with respect to the underlying Fund shares.

Distributor. Class K shares of the Fund are offered for sale through Liberty Funds Distributor, Inc. ("Distributor") without any sales commissions. The Distributor is a subsidiary of Colonial Management Associates, Inc., which is an indirect subsidiary of Liberty Financial. The business address of the Distributor is One Financial Center, Boston, Massachusetts 02111; however, all Fund correspondence (including purchase and redemption orders) should be mailed to Liberty Funds Services, Inc., the Transfer Agent, at P.O. Box 1722, Boston, Massachusetts 02105.

The trustees of the Trust have adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). With respect to Class K shares, the Plan provides that as compensation for expenses related to the promotion and distribution of shares of the Fund including its expenses related to sale and promotion of Fund shares and to servicing of the shares, the Distributor receives from the Fund a servicing and/or distribution fee at an annual rate not exceeding 0.25% of the average net assets attributable to Class K shares. The Distributor generally pays this compensation to institutions that distribute Fund shares and/or provide services to the Fund and its shareholders. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the Fund during any year may be more or less than the cost of distribution or other services provided to the Fund. NASD rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative sales charges paid.

Custodian. State Street Bank and Trust Company (the "Bank"), 225 Franklin Street, Boston, Massachusetts 02101, is the custodian for the Fund and the Portfolio. Foreign securities are maintained in the custody of foreign banks and trust companies that are members of the Bank's Global Custody Network or foreign depositories used by such members. (See Custodian in the Statement of Additional Information.)

ORGANIZATION AND DESCRIPTION OF SHARES

The Trust is a Massachusetts business trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated July 31, 1996, which provides that each shareholder shall be deemed to have agreed to be bound by the terms thereof. The Declaration of Trust may be amended by a vote of either the Trust's shareholders or its trustees. The Trust may issue an unlimited number of shares, in one or more series as the Board may authorize. Currently, ten series are authorized and outstanding.

Under Massachusetts law, shareholders of a Massachusetts business trust such as the Trust could, in some circumstances, be held personally liable for unsatisfied obligations of the trust. The Declaration of Trust provides that persons extending credit to, contracting with, or having any claim against the Trust or any particular series shall look only to the assets of the Trust or of the respective series for payment under such credit, contract or claim, and that the shareholders, trustees and officers shall have no personal liability therefor. The Declaration of Trust requires that notice of such disclaimer of liability be given in each contract, instrument or undertaking executed or made on behalf of the Trust. The Declaration of Trust provides for indemnification of any shareholder against any loss and expense arising from personal liability solely by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the Trust was unable to meet its obligations.

The risk of a particular series incurring financial loss on account of unsatisfied liability of another series of the Trust also is believed to be remote, because it would be limited to claims to which the disclaimer did not apply and to circumstances in which the other series was unable to meet its obligations.

As a business trust, the Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies, or approving an investment advisory contract.

MASTER FUND/FEEDER FUND:  STRUCTURE AND RISK FACTORS

The Fund, which is a series of an open-end management investment company, seeks to achieve its objective by investing all of its assets in another mutual fund having an investment objective identical to that of the Fund. The initial shareholder of the Fund approved this policy of permitting it to act as a feeder fund by investing in the Portfolio. Please refer to Investment Policies, Portfolio Investments and Strategies, and Investment Restrictions for a description of the investment objectives, policies, and restrictions of the Fund and the Portfolio. The management fees and expenses of both the Fund and the Portfolio are described under Fee Table and Management. The Fund bears its proportionate share of Portfolio expenses.

The Adviser has provided investment management services in connection with other mutual funds employing the master fund/feeder fund structure since 1991.

The Portfolio is a separate series of SR&F Base Trust ("Base Trust"), a Massachusetts common law trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated Aug. 23, 1993. The Declaration of Trust of Base Trust provides that the Fund and other investors in the Portfolio will each be liable for all obligations of the Portfolio that are not satisfied by the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself were unable to meet its obligations.
Accordingly, the trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investing in the Portfolio.

The Declaration of Trust of Base Trust provides that the Portfolio will terminate 120 days after the withdrawal of the Fund or any other investor in the Portfolio, unless the remaining investors vote to agree to continue the business of the Portfolio. The trustees of the Trust may vote the Fund's interests in the Portfolio for such continuation without approval of the Fund's shareholders.

The common investment objective of the Fund and the Portfolio is nonfundamental and may be changed without shareholder approval. The fundamental policies of the Fund and the fundamental policies of the Portfolio can be changed only with shareholder approval.

If the Fund, as the Portfolio investor, is requested to vote on a proposed change in fundamental policy of the Portfolio or any other matter pertaining to the Portfolio (other than continuation of the business of the Portfolio after withdrawal of another investor), the Fund will solicit proxies from its shareholders and vote its interest in the Portfolio for and against such matters proportionately to the instructions to vote for and against such matters received from the Fund shareholders. The Fund will vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. There can be no assurance that any matter receiving a majority of votes cast by Fund shareholders will receive a majority of votes cast by all Portfolio investors. If other investors hold a majority interest in the Portfolio, they could have voting control over the Portfolio.

In the event that the Portfolio's fundamental policies were changed so as to be inconsistent with those of the Fund, the Board of Trustees of the Trust would consider what action might be taken, including changes to the Fund's fundamental policies, withdrawal of the Fund's assets from the Portfolio and investment of such assets in another pooled investment entity, or the retention of another investment adviser. Any of these actions would require the approval of the Fund's shareholders. The Fund's inability to find a substitute master fund or comparable investment management could have a significant impact upon its shareholders' investments. Any withdrawal of the Fund's assets could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Fund. Should such a distribution occur, the Fund would incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could affect the liquidity of the Fund.

Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the NYSE is open for business. The investor's percentage of the aggregate interests in the Portfolio will be computed as the percentage equal to the fraction (1) the numerator of which is the beginning of the day value of such investor's investment in the Portfolio on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day; and (2) the denominator of which is the aggregate beginning of the day net asset value of the Portfolio on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of the close of business.

Base Trust may permit other investment companies and/or other institutional investors to invest in the Portfolio, but members of the general public may not invest directly in the Portfolio.
Other investors in the Portfolio are not required to sell their shares at the same public offering price as the Fund, might incur different administrative fees and expenses than the Fund, and their shares might be sold with a sales commission. Therefore, Fund shareholders might have different investment returns than shareholders in another investment company that invests exclusively in the Portfolio. Investment by such other investors in the Portfolio would provide funds for the purchase of additional portfolio securities and would tend to reduce the Portfolio's operating expenses as a percentage of its net assets. Conversely, large-scale redemptions by any such other investors in the Portfolio could result in untimely liquidations of the Portfolio's security holdings, loss of investment flexibility, and increases in the operating expenses of the Portfolio as a percentage of its net assets. As a result, the Portfolio's security holdings may become less diverse, resulting in increased risk.

Information regarding other investors in the Portfolio may be obtained by writing to SR&F Base Trust, Suite 3200, One South Wacker Drive, Chicago, Illinois 60606, or by calling 800-338-2550. The Adviser may provide administrative or other services to one or more of such investors.

FOR MORE INFORMATION

For more information about the Fund, call Retirement Services at 800-322-1130 or Advisor/Broker Services at 800-322-0593.

APPENDIX-RATINGS

Ratings In General. A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Adviser believes that the quality of debt securities should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons. The following is a description of the characteristics of ratings used by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P").

Corporate Bond Ratings
Ratings By Moody's. Aaa. Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are more unlikely to impair the fundamentally strong position of such bonds.

Aa. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa bonds.

A. Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Bonds rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Ratings By S&P.  AAA.  Debt rated AAA has the highest rating.
Capacity to pay interest and repay principal is extremely strong.

AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB, B, CCC, CC, and C. Debt rated BB, B, CCC, CC, or C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C1. This rating is reserved for income bonds on which no interest is being paid.

D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears. The D rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

NOTES: The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Foreign debt is rated on the same basis as domestic debt measuring the creditworthiness of the issuer; ratings of foreign debt do not take into account currency exchange and related uncertainties.

The "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

Commercial Paper Ratings
Ratings By Moody's. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

          Prime-1    Highest Quality
          Prime-2    Higher Quality
          Prime-3    High Quality

If an issuer represents to Moody's that its commercial paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment.

Ratings By S&P. A brief description of the applicable rating symbols and their meaning follows:

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

A-1. This designation indicates that the degree of safety regarding timely payment is very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

      Statement of Additional Information Dated Nov. 1, 1998


                      STEIN ROE ADVISOR TRUST
    Suite 3200, One South Wacker Drive, Chicago, Illinois  60606

            Stein Roe Advisor High-Yield Municipals Fund
              Stein Roe Advisor Intermediate Bond Fund
                   Stein Roe Advisor Income Fund


     This Statement of Additional Information is not a prospectus, but provides additional information that should be read in conjunction with the Funds' prospectus dated Nov. 1, 1998, and any supplements thereto ("Prospectus"). The Prospectus may be obtained at no charge by calling the Adviser. For additional information, call Retirement Services at 800-322-1130 or Advisor/Broker Services at 800-322-0593.



                          TABLE OF CONTENTS
                                                         Page

General Information and History............................2
Investment Policies........................................3
   Stein Roe Advisor High-Yield Municipals Fund............3
   Stein Roe Advisor Intermediate Bond Fund................3
   Stein Roe Advisor Income Fund...........................5
Portfolio Investments and Strategies.......................6
Investment Restrictions...................................26
Additional Investment Considerations......................30
Management................................................32
Financial Statements......................................35
Principal Shareholders....................................35
Investment Advisory Services..............................36
Custodian.................................................38
Independent Auditors......................................39
Distributor...............................................39
Transfer Agent and Shareholder Servicing..................40
Purchases and Redemptions.................................40
Portfolio Transactions....................................42
Additional Income Tax Considerations......................44
Investment Performance....................................46
Appendix-Ratings..........................................51


                  GENERAL INFORMATION AND HISTORY


     Stein Roe Advisor High-Yield Municipals Fund, Stein Roe Advisor Intermediate Bond Fund, and Stein Roe Advisor Income Fund (referred to collectively as the "Funds") are separate series of Stein Roe Advisor Trust (the "Trust"). Stein Roe Advisor Intermediate Bond Fund and Stein Roe Advisor Income Fund are referred to collectively as the "Bond Funds." Each Fund offers one class of shares, Class K. On Sept. 13, 1996, the spelling of the name of the Trust was changed from Stein Roe Adviser Trust to Stein Roe Advisor Trust.


     Currently 10 series of the Trust are authorized and outstanding. Each share of a series, without par value, is entitled to participate pro rata in any dividends and other distributions declared by the Board on shares of that series, and all shares of a series have equal rights in the event of liquidation of that series. Each whole share (or fractional share) outstanding on the record date established in accordance with the By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes). As a business trust, the Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies, or approving an investment advisory contract. If requested to do so by the holders of at least 10% of its outstanding shares, the Trust will call a special meeting for the purpose of voting upon the question of removal of a trustee or trustees and will assist in the communications with other shareholders as if the Trust were subject to Section 16(c) of the Investment Company Act of 1940. All shares of all series of the Trust are voted together in the election of trustees. On any other matter submitted to a vote of shareholders, shares are voted in the aggregate and not by individual series, except that shares are voted by individual series when required by the Investment Company Act of 1940 or other applicable law, or when the Board of Trustees determines that the matter affects only the interests of one or more series, in which case shareholders of the unaffected series are not entitled to vote on such matters.

Special Considerations Regarding Master Fund/Feeder Fund Structure


     Each Fund acts as a "feeder fund." Rather than investing in securities directly, it seeks to achieve its objective by pooling its assets with those of other investment companies for investment in a separate "master fund" having the same investment objective and substantially the same investment policies as its feeder funds. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs. Each master fund is a series of SR&F Base Trust (the master funds are referred to collectively as the "Portfolios"; SR&F Intermediate Bond Portfolio and SR&F Income Portfolio are referred to collectively as the "Bond Portfolios"). For more information, please refer to the Prospectus under the caption Master Fund/Feeder Fund: Structure and Risk Factors.


     Stein Roe & Farnham Incorporated (the "Adviser") provides administrative and accounting and recordkeeping services to each Fund and each Portfolio and provides investment advisory services to each Portfolio.

                           INVESTMENT POLICIES

     In pursuing its respective objective, each Portfolio will invest as described below and may employ the investment techniques described under Portfolio Investments and Strategies. The investment objective is a non-fundamental policy and may be changed by the Board of Trustees without the approval of a "majority of the outstanding voting securities." /1/
---------------
/1/ A "majority of the outstanding voting securities" means the approval of the lesser of (i) 67% or more of the shares at a meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy or (ii) more than 50% of the outstanding shares.
---------------

Stein Roe Advisor High-Yield Municipals Fund

     Stein Roe Advisor High-Yield Municipals Fund ("Advisor High-Yield Municipals Fund") seeks to achieve its objective by investing in SR&F High-Yield Municipals Portfolio ("High-Yield Municipals Portfolio"). Their common investment objective is to seek a high current yield exempt from federal income tax. High-Yield Municipals Portfolio attempts to achieve this objective by investing primarily in a diversified portfolio of long-term medium- or lower-quality Municipal Securities (generally maturing in more than ten years) bearing a high rate of interest income; possible capital appreciation is of secondary importance. Of course, there is no guarantee that the payments of interest and principal on securities held by High-Yield Municipals Portfolio will be made when due.

     It is a fundamental policy that normally assets will be invested so that at least 80% of the gross income will be derived from securities the interest on which is exempt from federal income tax in the opinion of counsel for the issuers of such securities, except during periods in which the Adviser believes a temporary defensive position is advisable.

     Although High-Yield Municipals Portfolio invests primarily in medium- and lower-quality Municipal Securities, it may invest in Municipal Securities of higher quality when the Adviser believes it is appropriate to do so.

Stein Roe Advisor Intermediate Bond Fund

     Stein Roe Advisor Intermediate Bond Fund ("Advisor Intermediate Bond Fund") seeks to achieve its objective by investing in SR&F Intermediate Bond Portfolio ("Intermediate Bond Portfolio"). Their common investment objective is to provide a high level of current income, consistent with the preservation of capital, by investing primarily in marketable debt securities. Under normal market conditions, Intermediate Bond Portfolio will invest at least 65% of the value of its total assets (taken at market value at the time of investment) in convertible and non-convertible bonds and debentures, and at least 60% of its assets will be invested in the following:

(1) Marketable straight-debt securities of domestic issuers, and of foreign issuers payable in U.S. dollars, rated at time of purchase within the three highest grades assigned by Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa, or A) or by Standard & Poor's Corporation ("S&P") (AAA, AA, or A);

(2) U.S. Government Securities;

(3) Commercial paper rated Prime-1 by Moody's or A-1 by S&P at time of purchase, or, if unrated, issued or guaranteed by a corporation with any outstanding debt rated Aa or better by Moody's or AA or better by S&P; and

(4) Bank obligations, including repurchase agreements, of banks having total assets in excess of $1 billion.

     Under normal market conditions, Intermediate Bond Portfolio invests at least 65% of its assets in securities with an average life of between three and ten years, and expects that the dollar-weighted average life of its portfolio will be between three and ten years. Average life is the weighted average period over which the Adviser expects the principal to be paid, and differs from stated maturity in that it estimates the effect of expected principal prepayments and call provisions. With respect to GNMA securities and other mortgage-backed securities, average life is likely to be substantially less than the stated maturity of the mortgages in the underlying pools. With respect to obligations with call provisions, average life is typically the next call date on which the obligation reasonably may be expected to be called. Securities without prepayment or call provisions generally have an average life equal to their stated maturity. During periods of rising interest rates, the average life of mortgage-backed securities and callable obligations may increase substantially because they are not likely to be prepaid, which may result in greater net asset value fluctuation.

     Intermediate Bond Portfolio also may invest in other debt securities (including those convertible into, or carrying warrants to purchase, common stocks or other equity interests, and privately placed debt securities); preferred stocks (including those convertible into, or carrying warrants to purchase, common stocks or other equity interests); and marketable common stocks that the Adviser considers likely to yield relatively high income in relation to cost.

     Intermediate Bond Portfolio may invest up to 35% of its total assets in debt securities that are rated below investment grade (with no minimum permitted rating) and that, on balance, are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of issuer default and bankruptcy. (See Portfolio Investments and Strategies for more information on the risks associated with investing in debt securities rated below investment grade.)

Stein Roe Advisor Income Fund

     Stein Roe Advisor Income Fund ("Advisor Income Fund") seeks to achieve its objective by investing in SR&F Income Portfolio ("Income Portfolio"). Income Portfolio attempts to achieve their common objective by investing principally in medium-quality debt securities, which are obligations of issuers that the Adviser believes possess adequate, but not outstanding, capacities to service their debt securities, such as securities rated A or Baa by Moody's or A or BBB by S&P. The Adviser generally attributes to medium-quality securities the same characteristics as do rating services.

     Although Income Portfolio will invest at least 60% of its assets in medium- or higher-quality debt securities, it may also invest to a lesser extent in debt securities of lower quality (in the case of rated securities, having a rating by Moody's or S&P of not less than C). Although Income Portfolio can invest up to 40% of its assets in lower-quality securities, it does not intend to invest more than 35% in lower-quality securities. Lower-quality debt securities are obligations of issuers that are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Income Portfolio may invest in lower-quality debt securities; for example, if the Adviser believes the financial condition of the issuers or the protection offered to the particular obligations is stronger than is indicated by low ratings or otherwise. (See Portfolio Investments and Strategies for more information on the risks associated with investing in debt securities rated below investment grade.) Income Portfolio may invest in higher-quality securities; for example, under extraordinary economic or financial market conditions, or when the spreads between the yields on medium- and high-quality securities are relatively narrow.

     Some issuers of debt securities choose not to have their securities rated by a rating service, and Income Portfolio may invest in unrated securities that the Adviser believes are suitable for investment.

     Under normal market conditions, Income Portfolio will invest at least 65% of the value of its total assets (taken at market value) in convertible and non-convertible bonds and debentures. Such securities may be accompanied by the right to acquire equity securities evidenced by warrants attached to the security or acquired as part of a unit with the security. Equity securities acquired by conversion or exercise of such a right may be retained by Income Portfolio for a sufficient time to permit orderly disposition thereof or to establish long-term holding periods for federal income tax purposes.

     Income Portfolio may invest up to 35% of its total assets in other debt securities, marketable preferred and common stocks, and foreign and municipal securities that the Adviser considers likely to yield relatively high income in relation to costs, and rights to acquire such securities. (Municipal securities are securities issued by or on behalf of state and local governments, the interest on which is generally exempt from federal income tax.) Any assets not otherwise invested may be invested in money market instruments.

                PORTFOLIO INVESTMENTS AND STRATEGIES



AMT Securities

     Although High-Yield Municipals Portfolio currently limits its investments in Municipal Securities to those the interest on which is exempt from the regular federal income tax, it may invest 100% of its total assets in Municipal Securities the interest on which is subject to the federal alternative minimum tax ("AMT").

Debt Securities


      In pursuing its investment objective, each Portfolio invests in debt securities of corporate and governmental issuers. The risks inherent in debt securities depend primarily on the term and quality of the obligations in the investment portfolio as well as on market conditions. A decline in the prevailing levels of interest rates generally increases the value of debt securities, while an increase in rates usually reduces the value of those securities.


     Securities in the fourth highest grade may possess speculative characteristics, and changes in economic conditions are more likely to affect the issuer's capacity to pay interest and repay principal. If the rating of a security held by a Portfolio is lost or reduced below investment grade, the Portfolio is not required to dispose of the security, but the Adviser will consider that fact in determining whether that Portfolio should continue to hold the security.

     Securities that are rated below investment grade are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and therefore carry greater investment risk, including the possibility of issuer default and bankruptcy.

Medium- and Lower-Quality Debt Securities

     Each Portfolio may invest in medium- and lower-quality debt securities. Medium-quality debt securities, although considered investment grade, have some speculative characteristics. Lower-quality securities, commonly referred to as "junk bonds," are those rated below the fourth highest rating category or bond of comparable quality.

     Investment in medium- or lower-quality debt securities involves greater investment risk, including the possibility of issuer default or bankruptcy. A Portfolio seeks to reduce investment risk through diversification, credit analysis, and evaluation of developments in both the economy and financial markets.

     An economic downturn could severely disrupt the high-yield market and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. In addition, lower-quality bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations.

     Lower-quality debt securities are obligations of issuers that are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of issuer default and bankruptcy, and are commonly referred to as "junk bonds." The lowest rating assigned by Moody's is for bonds that can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Achievement of the investment objective will be more dependent on the Adviser's credit analysis than would be the case if a Portfolio were investing in higher-quality debt securities. Since the ratings of rating services (which evaluate the safety of principal and interest payments, not market risks) are used only as preliminary indicators of investment quality, the Adviser employs its own credit research and analysis, from which it has developed a proprietary credit rating system based upon comparative credit analyses of issuers within the same industry. These analyses may take into consideration such quantitative factors as an issuer's present and potential liquidity, profitability, internal capability to generate funds, debt/equity ratio and debt servicing capabilities, and such qualitative factors as an assessment of management, industry characteristics, accounting methodology, and foreign business exposure.

     Medium- and lower-quality debt securities tend to be less marketable than higher-quality debt securities because the market for them is less broad. The market for unrated debt securities is even narrower. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and a Portfolio may have greater difficulty selling its portfolio securities. The market value of these securities and their liquidity may be affected by adverse publicity and investor perceptions.

Defensive Investments

     When the Adviser considers a temporary defensive position advisable, each Bond Portfolio may invest, without limitation, in high-quality fixed income securities or hold assets in cash or cash equivalents.

Derivatives


       Consistent with its objective, each Bond Portfolio and, to a lesser extent, High-Yield Municipals Portfolio may invest in a broad array of financial instruments and securities, including conventional exchange-traded and non-exchange-traded options, futures contracts, futures options, securities collateralized by underlying pools of mortgages or other receivables, floating rate instruments, and other instruments that securitize assets of various types ("Derivatives"). In each case, the value of the instrument or security is "derived" from the performance of an underlying asset or a "benchmark" such as a security index, an interest rate, or a currency.

     Derivatives are most often used to manage investment risk or to create an investment position indirectly because using them is more efficient or less costly than direct investment that cannot be readily established directly due to portfolio size, cash availability, or other factors. They also may be used in an effort to enhance portfolio returns.


     The successful use of Derivatives depends on the Adviser's ability to correctly predict changes in the levels and directions of movements in security prices, interest rates and other market factors affecting the Derivative itself or the value of the underlying asset or benchmark. In addition, correlations in the performance of an underlying asset to a Derivative may not be well established. Finally, privately negotiated and over-the-counter Derivatives may not be as well regulated and may be less marketable than exchange-traded Derivatives.


     No Portfolio intends to invest more than 5% of its assets in any type of Derivative. (See Options and Futures below.)


     Some mortgage-backed debt securities are of the "modified pass-through type," which means the interest and principal payments on mortgages in the pool are "passed through" to investors. During periods of declining interest rates, there is increased likelihood that mortgages will be prepaid, with a resulting loss of the full-term benefit of any premium paid by a Portfolio on purchase of such securities; in addition, the proceeds of prepayment would likely be invested at lower interest rates.

     Mortgage-backed securities provide either a pro rata interest in underlying mortgages or an interest in collateralized mortgage obligations ("CMOs") that represent a right to interest and/or principal payments from an underlying mortgage pool. CMOs are not guaranteed by either the U.S. Government or by its agencies or instrumentalities, and are usually issued in multiple classes each of which has different payment rights, prepayment risks, and yield characteristics. Mortgage-backed securities involve the risk of prepayment on the underlying mortgages at a faster or slower rate than the established schedule. Prepayments generally increase with falling interest rates and decrease with rising rates but they also are influenced by economic, social, and market factors. If mortgages are prepaid during periods of declining interest rates, there would be a resulting loss of the full-term benefit of any premium paid by a Portfolio on purchase of the CMO, and the proceeds of prepayment would likely be invested at lower interest rates.

     Non-mortgage asset-backed securities usually have less prepayment risk than mortgage-backed securities, but have the risk that the collateral will not be available to support payments on the underlying loans that finance payments on the securities themselves.

     Floating rate instruments provide for periodic adjustments in coupon interest rates that are automatically reset based on changes in amount and direction of specified market interest rates. In addition, the adjusted duration of some of these instruments may be materially shorter than their stated maturities. To the extent such instruments are subject to lifetime or periodic interest rate caps or floors, such instruments may experience greater price volatility than debt instruments without such features. Adjusted duration is an inverse relationship between market price and interest rates and refers to the approximate percentage change in price for a 100 basis point change in yield. For example, if interest rates decrease by 100 basis points, a market price of a security with an adjusted duration of 2 would increase by approximately 2%.

Interfund Borrowing and Lending Program

     Pursuant to an exemptive order issued by the Securities and Exchange Commission, each Fund and Portfolio may lend money to and borrow money from other mutual funds advised by the Adviser. A Portfolio will borrow through the program when borrowing is necessary and appropriate and the costs are equal to or lower than the costs of bank loans.

Lending of Portfolio Securities


      Subject to the restriction on lending under Investment Restrictions in this Statement of Additional Information, each Bond Portfolio may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by a Portfolio. Cash collateral for securities loaned will be invested in liquid high-grade debt securities. A Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. A Portfolio would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. A Portfolio would not have the right to vote the securities during the existence of the loan but would call the loan to permit voting of the securities if, in the Adviser's judgment, a material event requiring a shareholder vote would otherwise occur before the loan was repaid. In the event of bankruptcy or other default of the borrower, a Portfolio could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Portfolio seeks to enforce its rights thereto,
(b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights.


Line of Credit


     Subject to its restriction on borrowing under Investment Restrictions, each Fund and Portfolio may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities.


Participation Interests

     High-Yield Municipals Portfolio may purchase participation interests in all or part of specific holdings of Municipal Securities, but does not intend to do so unless the tax-exempt status of those participation interests or certificates of participation is confirmed to the satisfaction of the Board of Trustees, which may include consideration of an opinion of counsel as to the tax-exempt status. Each participation interest would meet the prescribed quality standards of the Portfolio or be backed by an irrevocable letter of credit or guarantee of a bank that meets the prescribed quality standards of the Portfolio.
Some participation interests are illiquid securities.

     High-Yield Municipals Portfolio may also purchase participations in lease obligations or installment purchase contract obligations (hereinafter collectively called "lease obligations") of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. Although "non-appropriation" lease obligations are secured by leased property, disposition of the property in the event of foreclosure might prove difficult. The Portfolio will seek to minimize these risks by investing primarily in those "non-appropriation" lease obligations where (1) the nature of the leased equipment or property is such that its ownership or use is essential to a governmental function of the municipality, (2) the lease obligor has maintained good market acceptability in the past, (3) the investment is of a size that will be attractive to institutional investors, and (4) the underlying leased equipment has elements of portability and/or use that enhance its marketability in the event foreclosure on the underlying equipment were ever required.

     The Board of Trustees has delegated to the Adviser the responsibility to determine the credit quality of participation interests. The determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors may include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer.

PIK and Zero Coupon Bonds


     Each Bond Portfolio may invest up to 20% of its assets in zero coupon bonds and bonds the interest on which is payable in kind ("PIK bonds"). High-Yield Municipals Portfolio also may invest in zero coupon bonds. A zero coupon bond is a bond that does not pay interest for its entire life. A PIK bond pays interest in the form of additional securities. The market prices of both zero coupon and PIK bonds are affected to a greater extent by changes in prevailing levels of interest rates and thereby tend to be more volatile in price than securities that pay interest periodically and in cash. In addition, because a Portfolio accrues income with respect to these securities prior to the receipt of such interest in cash, it may have to dispose of portfolio securities under disadvantageous circumstances in order to obtain cash needed to pay income dividends in amounts necessary to avoid unfavorable tax consequences.


Rated Securities

     For a description of the ratings applied by rating services to Municipal Securities and other debt securities, please refer to the Appendix. The fact that the rating of a debt security may be lost or reduced below the minimum level applicable to its original purchase by the Portfolio does not require that obligation to be sold, but the Adviser will consider such fact in determining whether the Portfolio should continue to hold the obligation. In the case of Municipal Securities with a demand feature acquired by High-Yield Municipals Portfolio, if the quality of such a security falls below the minimum level applicable at the time of acquisition, the Portfolio must dispose of the security within a reasonable period of time either by exercising the demand feature or by selling the security in the secondary market, unless the Board of Trustees determines that it is in the best interests of the Portfolio and its shareholders to retain the security.


     To the extent that the ratings accorded by Moody's, S&P, or Fitch IBCA for debt securities may change as a result of changes in such organizations, or changes in their rating systems, a Portfolio will attempt to use comparable ratings as standards for its investments in accordance with its investment policies. The Board of Trustees is required to review such ratings with respect to High-Yield Municipals Portfolio.


REMICs

     Each Bond Portfolio may invest in real estate mortgage investment conduits ("REMICs"). REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by FNMA or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or FNMA-, FHLMC- or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. FNMA REMIC Certificates are issued and guaranteed as to timely distribution and principal and interest by FNMA.

Repurchase Agreements

     Each Portfolio may invest in repurchase agreements, provided that High-Yield Municipals Portfolio may not invest more than 15% and each Bond Portfolio may not invest more than 10% of net assets in repurchase agreements maturing in more than seven days and any other illiquid securities. A repurchase agreement is a sale of securities to a Portfolio in which the seller agrees to repurchase the securities at a higher price, which includes an amount representing interest on the purchase price, within a specified time. In the event of bankruptcy of the seller, a Portfolio could experience both losses and delays in liquidating its collateral.

Reverse Repurchase Agreements

     Each Portfolio may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which a Portfolio is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of the securities because it avoids certain market risks and transaction costs.

At the time a Portfolio enters into a reverse repurchase agreement, liquid assets (cash, U.S. Government securities or other "high-grade" debt obligations) of the Portfolio having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Portfolio and held by the custodian throughout the period of the obligation.
The use of this investment strategy may increase net asset value fluctuation.

Private Placements

     High-Yield Municipals Portfolio may invest in securities that are purchased in private placements (including privately placed securities eligible for purchase and sale under Rule 144A of the Securities Act of 1933 ["1933 Act"]) and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when the Adviser believes it is advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing net asset value.

Rule 144A Securities

     Each Portfolio may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the 1933 Act. That Rule permits certain qualified institutional buyers, such as the Portfolios, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Adviser, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the restriction of investing no more than 15% (High-Yield Municipals Portfolio) or 10% (each Bond Portfolio) of net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Adviser will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Adviser could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and if, as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Portfolios' holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Portfolio does not invest more than 5% of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of a Portfolio's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities. No Portfolio expects to invest as much as 5% of its total assets in Rule 144A securities that have not been deemed to be liquid by the Adviser.

Short Sales "Against the Box"


     Each Portfolio may sell securities short against the box; that is, enter into short sales of securities that it currently owns or has the right to acquire through the conversion or exchange of other securities that it owns at no additional cost. A Portfolio may make short sales of securities only if at all times when a short position is open it owns at least an equal amount of such securities or securities convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short, at no additional cost.


     In a short sale against the box, a Portfolio does not deliver from its portfolio the securities sold. Instead, the Portfolio borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Portfolio, to the purchaser of such securities. The Portfolio is required to pay to the broker-dealer the amount of any dividends paid on shares sold short. Finally, to secure its obligation to deliver to such broker-dealer the securities sold short, the Portfolio must deposit and continuously maintain in a separate account with its custodian an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities at no additional cost. A Portfolio is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold. A Portfolio may close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short, rather than by delivering portfolio securities.

     Short sales may protect a Portfolio against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend upon the amount of securities sold short relative to the amount the Portfolio owns, either directly or indirectly, and, in the case where the Portfolio owns convertible securities, changes in the conversion premium.

     Short sale transactions involve certain risks. If the price of the security sold short increases between the time of the short sale and the time a Portfolio replaces the borrowed security, the Portfolio will incur a loss and if the price declines during this period, the Portfolio will realize a short-term capital gain. Any realized short-term capital gain will be decreased, and any incurred loss increased, by the amount of transaction costs and any premium, dividend or interest which the Portfolio may have to pay in connection with such short sale. Certain provisions of the Internal Revenue Code may limit the degree to which a Portfolio is able to enter into short sales. There is no limitation on the amount of a Portfolio's assets that, in the aggregate, may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to segregated accounts in connection with short sales. No Portfolio will invest more than 5% of its total assets in short sales against the box.

Standby Commitments

     Each Portfolio may obtain standby commitments when purchasing securities. A standby commitment gives the holder the right to sell the underlying security to the seller at an agreed-upon price on certain dates or within a specified period. High-Yield Municipals Portfolio will acquire standby commitments solely to facilitate portfolio liquidity and not with a view to exercising them at a time when the exercise price may exceed the current value of the underlying securities. If the exercise price of a standby commitment held by High-Yield Municipals Portfolio should exceed the current value of the underlying securities, High-Yield Municipals Portfolio may refrain from exercising the standby commitment in order to avoid causing the issuer of the standby commitment to sustain a loss and thereby jeopardizing the Portfolio's business relationship with the issuer. High-Yield Municipals Portfolio will enter into standby commitments only with banks and securities dealers that, in the opinion of the Adviser, present minimal credit risks. However, if a securities dealer or bank is unable to meet its obligation to repurchase the security when High-Yield Municipals Portfolio exercises a standby commitment, it might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere.
Standby commitments will be valued at zero in determining High-Yield Municipals Portfolio's net asset value.

     Standby commitment agreements create an additional risk for each Bond Portfolio because the other party to the standby agreement generally will not be obligated to deliver the security, but a Bond Portfolio will be obligated to accept it if delivered. Depending on market conditions, a Bond Portfolio may receive a commitment fee for assuming this obligation. If prevailing market interest rates increase during the period between the date of the agreement and the settlement date, the other party can be expected to deliver the security and, in effect, pass any decline in value to a Bond Portfolio. If the value of the security increases after the agreement is made, however, the other party is unlikely to deliver the security. In other words, a decrease in the value of the securities to be purchased under the terms of a standby commitment agreement will likely result in the delivery of the security, and, therefore, such decrease will be reflected in net asset value. However, any increase in the value of the securities to be purchased will likely result in the non-delivery of the security and, therefore, such increase will not affect the net asset value unless and until the Portfolio actually obtains the security.

Taxable Securities

     Assets of High-Yield Municipals Portfolio that are not invested in Municipal Securities may be held in cash or invested in short-term taxable investments such as: (1) U.S. Government bills, notes and bonds; (2) obligations of agencies and instrumentalities of the U.S. Government (including obligations not backed by the full faith and credit of the U.S. Government);
(3) other money market instruments such as certificates of deposit and bankers' acceptances of domestic banks having total assets in excess of $1 billion, and corporate commercial paper rated Prime-1 by Moody's or A-1 by S&P at the time of purchase, or, if unrated, issued or guaranteed by an issuer with outstanding debt rated Aa or better by Moody's or AA or better by S&P; and (4) repurchase agreements with banks and securities dealers. High-Yield Municipals Portfolio limits repurchase agreements to those that are short-term, subject to its restriction (g) under Investment Restrictions (although the underlying securities may not be short-term).

Tender Option Bonds; Trust Receipts

     High-Yield Municipals Portfolio may purchase tender option bonds and trust receipts. A tender option bond is a Municipal Security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the Municipal Security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Adviser will consider on an ongoing basis the creditworthiness of the issuer of the underlying Municipal Securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying Municipal Securities and for other reasons. High-Yield Municipals Portfolio does not intend to invest more than 10% of net assets in tender option bonds and trust receipts.

When-Issued and Delayed-Delivery Securities; Forward Commitments

     Each Portfolio may purchase securities on a when-issued or delayed-delivery basis, and High-Yield Municipals Portfolio may purchase forward commitments. Although the payment and interest terms of these securities are established at the time a Portfolio enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Portfolios make such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if the Adviser deems it advisable for investment reasons. No Portfolio currently intends to make commitments to purchase when-issued securities in excess of 5% of its net assets.

Securities purchased by a Bond Portfolio on a when-issued or delayed-delivery basis are sometimes done on a "dollar roll" basis. Dollar roll transactions consist of the sale by the Portfolio of securities with a commitment to purchase similar but not identical securities, generally at a lower price at a future date. A dollar roll may be renewed after cash settlement and initially may involve only a firm commitment agreement by the Portfolio to buy a security. A dollar roll transaction involves the following risks: if the broker-dealer to whom the Portfolio sells the security becomes insolvent, the Portfolio's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security which the Portfolio is required to repurchase may be worth less than a security which the Portfolio originally held; and the return earned by the Portfolio with the proceeds of a dollar roll may not exceed transaction costs.

At the time High-Yield Municipals Portfolio or a Bond Portfolio enters into a binding obligation to purchase securities on a when-issued basis, liquid assets (cash, U.S. Government or other "high grade" debt obligations) of the Portfolio having a value of at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Portfolio and held by the custodian throughout the period of the obligation.

Foreign Securities

     Each Bond Portfolio may invest up to 25% of its total assets in foreign securities, which may entail a greater degree of risk (including risks relating to exchange rate fluctuations, tax provisions, or expropriation of assets) than does investment in securities of domestic issuers. For this purpose, foreign securities do not include American Depositary Receipts (ADRs) or securities guaranteed by a United States person. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. A Portfolio may invest in sponsored or unsponsored ADRs. In the case of an unsponsored ADR, a Portfolio is likely to bear its proportionate share of the expenses of the depository and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored ADR. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. Generally, ADRs, in registered form, are designed for the U.S. securities markets.

     With respect to portfolio securities that are issued by foreign issuers or denominated in foreign currencies, investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in a Portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under Currency Exchange Transactions.)

     Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, positions in which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; possible investment in securities of companies in developing as well as developed countries; and sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements.

     Although a Portfolio will try to invest in companies and governments of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.

     Currency Exchange Transactions. Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through forward currency exchange contracts ("forward contracts"). Forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks and broker-dealers, are not exchange traded, and are usually for less than one year, but may be renewed.


     A Bond Portfolio's foreign currency exchange transactions are limited to transaction and portfolio hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of a Portfolio arising in connection with the purchase and sale of its portfolio securities. Portfolio hedging is the use of forward contracts with respect to portfolio security positions denominated or quoted in a particular foreign currency. Portfolio hedging allows a Portfolio to limit or reduce its exposure in a foreign currency by entering into a forward contract to sell such foreign currency (or another foreign currency that acts as a proxy for that currency) at a future date for a price payable in U.S. dollars so that the value of the foreign-denominated portfolio securities can be approximately matched by a foreign-denominated liability. A Portfolio may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that a Portfolio may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, a Portfolio may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in a Portfolio. A Portfolio may not engage in "speculative" currency exchange transactions.


     At the maturity of a forward contract to deliver a particular currency, a Portfolio may either sell the security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

     It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for a Portfolio to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency a Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of a portfolio security if its market value exceeds the amount of currency a Portfolio is obligated to deliver.

     If a Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss to the extent that there has been movement in forward contract prices. If a Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between a Portfolio's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, a Portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive a Portfolio of unrealized profits or force the Portfolio to cover its commitments for purchase or sale of currency, if any, at the current market price.

     Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Portfolio to hedge against a devaluation that is so generally anticipated that a Portfolio is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to a Portfolio of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.


     Each Bond Portfolio may also construct a synthetic foreign position by entering into a swap arrangement. A swap is a contractual agreement between two parties to exchange cash flows-at the time of the swap agreement and again at maturity, and, with some swaps, at various intervals through the period of the agreement. The use of swaps to construct a synthetic foreign position would generally entail the swap of interest rates and currencies. A currency swap is a contractual arrangement between two parties to exchange principal amounts in different currencies at a predetermined foreign exchange rate. An interest rate swap is a contractual agreement between two parties to exchange interest payments on identical principal amounts. An interest rate swap may be between a floating and a fixed rate instrument, a domestic and a foreign instrument, or any other type of cash flow exchange. A currency swap generally has the same risk characteristics as a forward currency contract, and all types of swaps have counter-party risk. Depending on the facts and circumstances, swaps may be considered illiquid. Illiquid securities usually have greater investment risk and are subject to greater price volatility. The net amount of the excess, if any, of the Portfolio's obligations over which it is entitled to receive with respect to an interest rate or currency swap will be accrued daily and liquid assets (cash, U.S. Government securities, or other "high grade" debt obligations) of the Portfolio having a value at least equal to such accrued excess will be segregated on the books of the Portfolio and held by the Custodian for the duration of the swap. A Portfolio may also construct a synthetic foreign position by purchasing an instrument whose return is tied to the return of the desired foreign position. An investment in these "principal exchange rate linked securities" (often called PERLS) can produce a return similar to a direct investment in a foreign security.


Options on Securities and Indexes


     Each Portfolio may purchase and sell put options and call options on securities, indexes or - in the case of the Bond
Portfolios - foreign currencies in standardized contracts traded on recognized securities exchanges, boards of trade, or similar entities, or quoted on Nasdaq. Each Portfolio may purchase agreements, sometimes called cash puts, that may accompany the purchase of a new issue of bonds from a dealer.


     An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option on an individual security or on a foreign currency has the obligation upon exercise of the option to deliver the underlying security or foreign currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or foreign currency. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

     A Portfolio will write call options and put options only if they are "covered." For example, in the case of a call option on a security, the option is "covered" if the Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio.

     If an option written by a Portfolio expires, the Portfolio realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Portfolio expires, the Portfolio realizes a capital loss equal to the premium paid.

     Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Portfolio desires.

     A Portfolio will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Portfolio will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Portfolio will realize a capital gain or, if it is less, the Portfolio will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

     A put or call option purchased by a Portfolio is an asset of the Portfolio, valued initially at the premium paid for the option. The premium received for an option written by a Portfolio is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     There can be no assurance that a liquid market will exist when a Portfolio seeks to close out an option position. If a Portfolio were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If a Portfolio were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, a Portfolio foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

     If trading were suspended in an option purchased or written by a Portfolio, the Portfolio would not be able to close out the option. If restrictions on exercise were imposed, the Portfolio might be unable to exercise an option it has purchased.

Futures Contracts and Options on Futures Contracts


     Each Portfolio may use interest rate futures contracts and index futures contracts, and the Bond Portfolios may use foreign currency futures contracts. An interest rate, index or foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index /2/ at a specified price and time. A public market exists in futures contracts covering a number of indexes (including, but not limited to: the Standard & Poor's 500 Index, the Value Line Composite Index, and the New York Stock Exchange Composite Index) as well as financial instruments (including, but not limited to: U.S. Treasury bonds, U.S. Treasury notes, Eurodollar certificates of deposit, and foreign currencies). Other index and financial instrument futures contracts are available and it is expected that additional futures contracts will be developed and traded.
----------
/2/ A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.
----------

     A Portfolio may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities, indexes and foreign currencies (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. A Portfolio might, for example, use futures contracts to hedge against or gain exposure to fluctuations in the general level of stock prices, anticipated changes in interest rates or currency fluctuations that might adversely affect either the value of the Portfolio's securities or the price of the securities that the Portfolio intends to purchase. Although other techniques could be used to reduce or increase that Portfolio's exposure to stock price, interest rate and currency fluctuations, the Portfolio may be able to achieve its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.


     A Portfolio will only enter into futures contracts and futures options that are standardized and traded on an exchange, board of trade, or similar entity, or quoted on an automated quotation system.


     The success of any futures transaction depends on accurate predictions of changes in the level and direction of stock prices, interest rates, currency exchange rates and other factors. Should those predictions be incorrect, the return might have been better had the transaction not been attempted; however, in the absence of the ability to use futures contracts, the Adviser might have taken portfolio actions in anticipation of the same market movements with similar investment results but, presumably, at greater transaction costs.


     When a purchase or sale of a futures contract is made by a Portfolio, the Portfolio is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities or other securities acceptable to the broker ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. A Portfolio expects to earn interest income on its initial margin deposits. A futures contract held by a Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day the Portfolio pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin paid or received by a Portfolio does not represent a borrowing or loan by the Portfolio but is instead settlement between the Portfolio and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous day. In computing daily net asset value, each Portfolio will mark-to-market its open futures positions.

     A Portfolio is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Portfolio.

     Although some futures contracts call for making or taking delivery of the underlying securities, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Portfolio engaging in the transaction realizes a capital gain, or if it is more, the Portfolio realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Portfolio engaging in the transaction realizes a capital gain, or if it is less, the Portfolio realizes a capital loss. The transaction costs must also be included in these calculations.

Risks Associated with Futures

     There are several risks associated with the use of futures contracts and futures options. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In trying to increase or reduce market exposure, there can be no guarantee that there will be a correlation between price movements in the futures contract and in the portfolio exposure sought. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options and the related securities, including technical influences in futures and futures options trading and differences between the securities market and the securities underlying the standard contracts available for trading. For example, in the case of index futures contracts, the composition of the index, including the issuers and the weighting of each issue, may differ from the composition of the investment portfolio, and, in the case of interest rate futures contracts, the interest rate levels, maturities, and creditworthiness of the issues underlying the futures contract may differ from the financial instruments held in the Portfolio's portfolio. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected stock price or interest rate trends.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Stock index futures contracts are not normally subject to such daily price change limitations.

     There can be no assurance that a liquid market will exist at a time when a Portfolio seeks to close out a futures or futures option position. The Portfolio would be exposed to possible loss on the position during the interval of inability to close, and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Limitations on Options and Futures


     If other options, futures contracts, or futures options of types other than those described herein are traded in the future, each Portfolio may also use those investment vehicles, provided the Board of Trustees determines that their use is consistent with the Portfolio's investment objective.


     A Portfolio will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the initial margin deposits for futures contracts held by that Portfolio plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money," /3/ would exceed 5% of the Portfolio's total assets.
-------------
/3/ A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.
-------------

     When purchasing a futures contract or writing a put option on a futures contract, a Portfolio must maintain with its custodian (or broker, if legally permitted) cash or cash equivalents (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, the Portfolio similarly will maintain with its custodian cash or cash equivalents (including any margin) equal to the amount by which such option is in-the-money until the option expires or is closed out by the Portfolio.

     A Portfolio may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent the Portfolio has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

     In order to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid being deemed a "commodity pool operator," each Portfolio will use commodity futures or commodity options contracts solely for bona fide hedging purposes within the meaning and intent of Regulation 1.3(z), or, with respect to positions in commodity futures and commodity options contracts that do not come within the meaning and intent of 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the assets of a Portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into [in the case of an option that is in-the-money at the time of purchase, the in-the-money amount (as defined in Section 190.01(x) of the Commission Regulations) may be excluded in computing such 5%].

Taxation of Options and Futures


     If a Portfolio exercises a call or put option that it holds, the premium paid for the option is added to the cost basis of the security purchased (call) or deducted from the proceeds of the security sold (put). For cash settlement options and futures options exercised by a Portfolio, the difference between the cash received at exercise and the premium paid is a capital gain or loss.


     If a call or put option written by a Portfolio is exercised, the premium is included in the proceeds of the sale of the underlying security (call) or reduces the cost basis of the security purchased (put). For cash settlement options and futures options written by a Portfolio, the difference between the cash paid at exercise and the premium received is a capital gain or loss.

     Entry into a closing purchase transaction will result in capital gain or loss. If an option written by a Portfolio was in-the-money at the time it was written and the security covering the option was held for more than the long-term holding period prior to the writing of the option, any loss realized as a result of a closing purchase transaction will be long-term. The holding period of the securities covering an in-the-money option will not include the period of time the option is outstanding.

     If a Portfolio writes an equity call option /4/ other than a "qualified covered call option," as defined in the Internal Revenue Code, any loss on such option transaction, to the extent it does not exceed the unrealized gains on the securities covering the option, may be subject to deferral until the securities covering the option have been sold.
------------
/4/ An equity option is defined to mean any option to buy or sell stock, and any other option the value of which is determined by reference to an index of stocks of the type that is ineligible to be traded on a commodity futures exchange (e.g., an option contract on a sub-index based on the price of nine hotel-casino stocks). The definition of equity option excludes options on broad-based stock indexes (such as the Standard & Poor's 500 index).
------------

     A futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into and the settlement price on the earlier of delivery notice date or expiration date. If a Portfolio delivers securities under a futures contract, the Portfolio also realizes a capital gain or loss on those securities.

     For federal income tax purposes, a Portfolio generally is required to recognize as income for each taxable year its net unrealized gains and losses as of the end of the year on futures, futures options and non-equity options positions ("year-end mark-to-market"). Generally, any gain or loss recognized with respect to such positions (either by year-end mark-to-market or by actual closing of the positions) is considered to be 60% long-term and 40% short-term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a "mixed straddle," the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held by a
Portfolio: (1) will affect the holding period of the hedged securities; and (2) may cause unrealized gain or loss on such securities to be recognized upon entry into the hedge.

     If a Portfolio were to enter into a short index future, short index futures option or short index option position and the Portfolio's portfolio were deemed to "mimic" the performance of the index underlying such contract, the option or futures contract position and the Portfolio's stock positions would be deemed to be positions in a mixed straddle, subject to the above-mentioned loss deferral rules.

     In order for a Portfolio to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts). Any net gain realized from futures (or futures options) contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement.

     Each Fund distributes to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including year-end mark-to-market gains) on options and futures transactions. Such distributions are combined with distributions of capital gains realized on the other investments, and shareholders are advised of the nature of the payments.

     The Taxpayer Relief Act of 1997 (the "Act") imposed constructive sale treatment for federal income tax purposes on certain hedging strategies with respect to appreciated securities. Under these rules, taxpayers will recognize gain, but not loss, with respect to securities if they enter into short sales of "offsetting notional principal contracts" (as defined by the Act) or futures or "forward contracts" (as defined by the Act) with respect to the same or substantially identical property, or if they enter into such transactions and then acquire the same or substantially identical property. These changes generally apply to constructive sales after June 8, 1997. Furthermore, the Secretary of the Treasury is authorized to promulgate regulations that will treat as constructive sales certain transactions that have substantially the same effect as short sales, offsetting notional principal contracts, and futures or forward contracts to deliver the same or substantially similar property.

INVESTMENT RESTRICTIONS

     Fundamental policies may be changed only with the approval of a "majority of the outstanding voting securities," as defined in the Investment Company Act of 1940. Nonfundamental investment restrictions, which may be required by various laws and administrative positions, may be changed by the Board of Trustees without a vote of shareholders.


     The following investment restrictions (other than material within brackets) are fundamental policies of Advisor High-Yield
Municipals Fund and High-Yield Municipals Portfolio.  Neither the
Fund nor the Portfolio may:

(1) invest in a security if, with respect to 75% of its assets, as a result of such investment, more than 5% of its total assets (taken at market value at the time of investment) would be invested in the securities of any one issuer (for this purpose, the issuer(s) of a security being deemed to be only the entity or entities whose assets or revenues are subject to the principal and interest obligations of the security), other than obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities or repurchase agreements for such securities, and [Fund only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund [Fund and Portfolio] [however, in the case of a guarantor of securities (including an issuer of a letter of credit), the value of the guarantee (or letter of credit) may be excluded from this computation if the aggregate value of securities owned by it and guaranteed by such guarantor (plus any other investments in securities issued by the guarantor) does not exceed 10% of its total assets]; /5/
(2) purchase any securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities (this restriction does not apply to securities purchased on a when-issued or delayed-delivery basis or to reverse repurchase agreements), but it may make margin deposits in connection with futures and options transactions;

-------------
/5/ In the case of a security that is insured as to payment of principal and interest, the related insurance policy is not deemed a security, nor is it subject to this investment restriction.
-------------

(3) make loans, although it may (a) participate in an interfund lending program with other Stein Roe Funds and Portfolios provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets; (b) purchase money market instruments and enter into repurchase agreements; and (c) acquire publicly distributed or privately placed debt securities;
(4) borrow except that it may (a) borrow for nonleveraging, temporary or emergency purposes and (b) engage in reverse repurchase agreements and make other borrowings, provided that the combination of (a) and (b) shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law; it may borrow from banks, other Stein Roe Funds and Portfolios, and other persons to the extent permitted by applicable law;

(5) mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by it except (a) as may be necessary in connection with borrowings mentioned in (iv) above, and (b) it may enter into futures and options transactions;
(6) invest more than 25% of its total assets (taken at market value at the time of each investment) in securities of non-governmental issuers whose principal business activities are in the same industry, [Fund only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

(7) purchase portfolio securities from, or sell portfolio securities to, any of the officers, directors, or trustees of the Trust or of its investment adviser;

(8) purchase or sell commodities or commodities contracts or oil, gas, or mineral programs, except that it may enter into futures and options transactions;

(9) issue any senior security except to the extent permitted under the Investment Company Act of 1940.


     The following are the nonfundamental restrictions of Advisor High-Yield Municipals Fund and High-Yield Municipals Portfolio. None of the following restrictions shall prevent Advisor High-Yield Municipals Fund from investing all or substantially all of its assets in another investment company having the same investment objective and substantially similar investment policies as the Fund. Neither the Fund nor the Portfolio may:


(a) own more than 10% of the outstanding voting securities of an issuer;
(b) invest in companies for the purpose of exercising control or management;
(c) make investments in the securities of other investment companies, except in connection with a merger, consolidation, or reorganization;
(d) purchase or sell real estate (other than Municipal Securities or money market securities secured by real estate or interests therein or such securities issued by companies which invest in real estate or interests therein);
(e) act as an underwriter of securities, except that it may participate as part of a group in bidding, or bid alone, for the purchase of Municipal Securities directly from an issuer for its own portfolio;
(f) sell securities short unless (1) it owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or (2) the securities sold are "when issued" or "when distributed" securities which it expects to receive in a recapitalization, reorganization, or other exchange for securities it contemporaneously owns or has the right to obtain and provided that it may purchase standby commitments and securities subject to a demand feature entitling it to require sellers of securities to the Fund to repurchase them upon demand and that transactions in options, futures, and options on futures are not treated as short sales;
(g) invest more than 15% of its net assets (taken at market value at the time of a particular investment) in illiquid securities, including repurchase agreements maturing in more than seven days;
(h) purchase shares of other open-end investment companies, except in connection with a merger, consolidation, acquisition, or reorganization
(i) invest more than 5% of its net assets (valued at time of investment) in warrants, nor more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchange;
(j) write an option on a security unless the option is issued by the Options Clearing Corporation, an exchange, or similar entity; or
(k) write a put or call option if the aggregate premiums paid for all put and call options exceed 20% of its net assets (less the amount by which any such positions are in-the-money), excluding put and call options purchased as closing transactions.


      Following are the fundamental investment restrictions of Advisor Intermediate Bond Fund, Intermediate Bond Portfolio,
Advisor Income Fund, and Income Portfolio.  None of those Funds or
Portfolios may:

(1) invest in a security if, as a result of such investment, more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to U.S. Government Securities, and [Funds only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;
(2) invest in a security if, with respect to 75% of its assets, as a result of such investment, more than 5% of its total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, except that this restriction does not apply to U.S. Government Securities or repurchase agreements for such securities and [Funds only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;
(3) invest in a security if, as a result of such investment, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer, [Funds only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

(4) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein);
(5) purchase or sell commodities or commodities contracts or oil, gas or mineral programs, except that it may enter into (i) futures and options on futures and (ii) forward contracts;
(6) purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures;
(7) make loans, although it may (a) lend portfolio securities and participate in an interfund lending program with other Stein Roe Funds and Portfolios provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans); (b) purchase money market instruments and enter into repurchase agreements; and (c) acquire publicly distributed or privately placed debt securities;
(8) borrow except that it may (a) borrow for nonleveraging, temporary or emergency purposes, (b) engage in reverse repurchase agreements and make other borrowings, provided that the combination of (a) and (b) shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law, and (c) enter into futures and options transactions; it may borrow from banks, other Stein Roe Funds and Portfolios, and other persons to the extent permitted by applicable law;

(9) act as an underwriter of securities, except insofar as it may be deemed to be an "underwriter" for purposes of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale, [Funds only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund; or

(10) issue any senior security except to the extent permitted under the Investment Company Act of 1940.


     Following are the non-fundamental investment restrictions of Advisor Intermediate Bond Fund, Intermediate Bond Portfolio, Advisor Income Fund, and Income Portfolio. None of the following restrictions shall prevent Advisor Intermediate Bond Fund and Advisor Income Fund from investing all or substantially all of their assets in another investment company having the same investment objective and substantially similar investment policies as the Fund. None of those Funds or Portfolios may:


(A) invest for the purpose of exercising control or management;
(B) purchase more than 3% of the stock of another investment company or purchase stock of other investment companies equal to more than 5% of its total assets (valued at time of purchase) in the case of any one other investment company and 10% of such assets (valued at time of purchase) in the case of all other investment companies in the aggregate; any such purchases are to be made in the open market where no profit to a sponsor or dealer results from the purchase, other than the customary broker's commission, except for securities acquired as part of a merger, consolidation or acquisition of assets;/6/
-----------------
/6/ The Funds have been informed that the staff of the Securities and Exchange Commission takes the position that the issuers of certain CMOs and certain other collateralized assets are investment companies and that subsidiaries of foreign banks may be investment companies for purposes of Section 12(d)(1) of the Investment Company Act of 1940, which limits the ability of one investment company to invest in another investment company. Accordingly, the Funds intend to operate within the applicable limitations under Section 12(d)(1)(A) of that Act.
-----------------

(C) purchase portfolio securities from, or sell portfolio securities to, any of the officers and directors or trustees of the Trust or of its investment adviser;
(D) purchase shares of other open-end investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;
(E) invest more than 5% of its net assets (valued at time of investment) in warrants, nor more than 2% of its net assets in warrants which are not listed on the New York or American Stock Exchange;
(F) purchase a put or call option if the aggregate premiums paid for all put and call options exceed 20% of its net assets (less the amount by which any such positions are in-the-money), excluding put and call options purchased as closing transactions;
(G) write an option on a security unless the option is issued by the Options Clearing Corporation, an exchange, or similar entity;
(H) invest in limited partnerships in real estate unless they are readily marketable;
(I) sell securities short unless (i) it owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or (ii) the securities sold are "when issued" or "when distributed" securities which it expects to receive in a recapitalization, reorganization, or other exchange for securities it contemporaneously owns or has the right to obtain and provided that transactions in options, futures, and options on futures are not treated as short sales;
(J) invest more than 15% of its total assets (taken at market value at the time of a particular investment) in restricted securities, other than securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933;
(K) invest more than 10% of its net assets (taken at market value at the time of a particular investment) in illiquid securities /7/, including repurchase agreements maturing in more than seven days.
-------------
/7/ In the judgment of the Adviser, Private Placement Notes, which are issued pursuant to Section 4(2) of the Securities Act of 1933, generally are readily marketable even though they are subject to certain legal restrictions on resale. As such, they are not treated as being subject to the limitation on illiquid securities.
-------------

                 ADDITIONAL INVESTMENT CONSIDERATIONS

     The Adviser seeks to provide superior long-term investment results through a disciplined, research-intensive approach to investment selection and prudent risk management. In working to build wealth for generations, it has been guided by three primary objectives which it believes are the foundation of a successful investment program. These objectives are preservation of capital, limited volatility through managed risk, and consistent above-average returns, as appropriate for the particular client or managed account. Because every investor's needs are different, Stein Roe mutual funds are designed to accommodate different investment objectives, risk tolerance levels, and time horizons. In selecting a mutual fund, investors should ask the following questions:

What are my investment goals?
It is important to a choose a fund that has investment objectives compatible with your investment goals.

What is my investment time frame?
If you have a short investment time frame (e.g., less than three years), a mutual fund that seeks to provide a stable share price, such as a money market fund, or one that seeks capital preservation as one of its objectives may be appropriate. If you have a longer investment time frame, you may seek to maximize your investment returns by investing in a mutual fund that offers greater yield or appreciation potential in exchange for greater investment risk.

What is my tolerance for risk?
All investments, including those in mutual funds, have risks which will vary depending on investment objective and security type.
However, mutual funds seek to reduce risk through professional investment management and portfolio diversification.

     In general, equity mutual funds emphasize long-term capital appreciation and tend to have more volatile net asset values than bond or money market mutual funds. Although there is no guarantee that they will be able to maintain a stable net asset value of $1.00 per share, money market funds emphasize safety of principal and liquidity, but tend to offer lower income potential than bond funds. Bond funds tend to offer higher income potential than money market funds but tend to have greater risk of principal and yield volatility.

     In addition, the Adviser believes that investment in a high yield fund provides an opportunity to diversify an investment portfolio because the economic factors that affect the performance of high-yield, high-risk debt securities differ from those that affect the performance of high-quality debt securities or equity securities.


Additional Risks Relating to Municipal Securities

     The federal bankruptcy statutes relating to the debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material and adverse changes in the rights of holders of their obligations.

     Lawsuits challenging the validity under state constitutions of present systems of financing public education have been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school financing in some states. In other instances there have been lawsuits challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law which could ultimately affect the validity of those Municipal Securities or the tax-free nature of the interest thereon. In addition, from time to time proposals have been introduced in Congress to restrict or eliminate the federal income tax exemption for interest on Municipal Securities, and similar proposals may be introduced in the future. Some of the past proposals would have applied to interest on Municipal Securities issued before the date of enactment, which would have adversely affected their value to a material degree. If such proposals are enacted, the availability of Municipal Securities for investment by the High-Yield Municipals Portfolio and the value of its investment portfolio would be affected and, in such an event, the Portfolio and Advisor High-Yield Municipals Fund would reevaluate its investment objectives and policies.

     Because High-Yield Municipals Portfolio may invest in industrial development bonds, Advisor High-Yield Municipals Fund may not be an appropriate investment for "substantial users" of facilities financed by industrial development bonds or for "related persons of substantial users."

     In addition, High-Yield Municipals Portfolio invests in Municipal Securities issued after the effective date of the Tax Reform Act of 1986 (the "1986 Act"), which may be subject to retroactive taxation if they fail to continue to comply after issuance with certain requirements imposed by the 1986 Act.

     Although the banks and securities dealers from which the Portfolio may acquire repurchase agreements and standby commitments, and the entities from which it may purchase participation interests in Municipal Securities, will be those that the Adviser believes to be financially sound, there can be no assurance that they will be able to honor their obligations.


                              MANAGEMENT

     The following table sets forth certain information with respect to the trustees and officers of the Trust:


                           Position(s) held          Principal occupation(s)
Name                       with the Trust            during past five years
------------------         ------------------------  -----------------------------------
William D. Andrews, 51 (4) Executive Vice-President Executive vice president of Stein Roe
                                                    & Farnham Incorporated (the
                                                    "Adviser")

Gary A. Anetsberger, 42(4) Senior Vice-President    Chief financial officer and chief
                                                    administrative officer of the Mutual
                                                    Funds division of the Adviser; senior
                                                    vice president of the Adviser since
                                                    April 1996; vice president of the
                                                    Adviser prior thereto

William W. Boyd, 71        Trustee                  Chairman and director of Sterling Plumbing
   (2) (3) (4)                                      (manufacturer of plumbing products)

David P. Brady, 34         Vice-President           Senior vice president of the Adviser
                                                    since March 1998; vice president of the Adviser
                                                    from Nov. 1995 to March 1998; portfolio manager
                                                    for the Adviser since 1993

Thomas W. Butch, 41        President; Trustee       President of the Mutual Funds division
    (1) (2) (4)                                     and director of the Adviser since March 1998; senior
                                                    vice president of the Adviser from Sept. 1994 to March
                                                    1998; first vice president, corporate
                                                    communications, of Mellon Bank Corporation
                                                    prior thereto

Daniel K. Cantor, 39       Vice-President           Senior vice president of the Adviser

Kevin M. Carome, 42 (4)    Vice-President;          Associate General Counsel and (since Feb. 1995) Vice
                           Assistant Secretary      President of Liberty Financial Companies, Inc.;
                                                    General Counsel and Secretary of the Adviser since
                                                    Jan. 1998

Lindsay Cook, 46 (1) (4)   Trustee                  Executive vice president of Liberty Financial
                                                    Companies, Inc. (the indirect parent of the
                                                    Adviser) since Mar. 1997; senior vice president
                                                    prior thereto

Erik P. Gustafson, 35      Vice-President           Senior portfolio manager of the Adviser;
                                                    senior vice president of the Adviser since
                                                    April 1996; vice president of the Adviser from
                                                    May 1994 to April 1996; associate of the Adviser
                                                    prior thereto

Douglas A. Hacker,43(3)(4) Trustee                  Senior vice president and chief financial
                                                    officer of UAL, Inc. (airline) since July, 1994;
                                                    senior vice president, finance of UAL, Inc.
                                                    prior thereto

Loren A. Hansen, 50 (4)    Executive Vice-President Chief investment officer/equity of Colonial
                                                    Management Associates, Inc. since 1997;
                                                    executive vice president of the Adviser since
                                                    Dec. 1995; vice president of The Northern Trust
                                                    (bank) prior thereto

Harvey B. Hirschhorn, 48   Vice-President           Executive vice president, senior portfolio manager,
                                                    and chief economist and investment strategist of
                                                    the Adviser; director of research of the Adviser,
                                                    1991 to 1995

Janet Langford Kelly, 40   Trustee                  Senior vice president, secretary and general counsel of
   (3) (4)                                          Sara Lee Corporation (branded, packaged, consumer-
                                                    products manufacturer) since 1995; partner, Sidley -
                                                    & Austin (law firm) prior thereto

Michael T. Kennedy, 36     Vice-President           Senior vice president of the Adviser since Oct. 1994; -
                                                    vice president of the Adviser prior thereto

Stephen F. Lockman, 37     Vice-President           Senior vice president, portfolio manager, and credit -
                                                    analyst of the Adviser since 1994; portfolio manager -
                                                    for Illinois State Board of Investment prior thereto

Eric S. Maddix, 34         Vice-President           Senior vice president of the Adviser since March
                                                    1998; vice president of the Adviser from Nov. 1995
                                                    to March 1998; portfolio manager or research
                                                    assistant for the Adviser since 1987

Lynn C. Maddox, 57         Vice-President           Senior vice president of the Adviser

Arthur J. McQueen, 40      Vice-President           Senior vice president of the Adviser

Charles R. Nelson,56(3)(4) Trustee                  Van Voorhis Professor of Political Economy, Department
                                                    of Economics of the University of Washington

Nicolette D. Parrish,48(4) Vice-President;          Senior legal assistant and assistant secretary of the
                           Assistant Secretary      Adviser

Sharon R. Robertson, 36(4) Controller               Accounting manager for the Adviser's Mutual Funds
                                                    division

Janet B. Rysz, 43 (4)      Assistant Secretary      Senior legal assistant and assistant secretary of the
                                                    Adviser

M. Gerard Sandel, 44       Vice-President           Senior vice president of the Adviser since July 1997;
                                                    vice president of M&I Investment Management Corporation
                                                    prior thereto

Gloria J. Santella, 40     Vice-President           Senior vice president of the Adviser since Nov. 1995;
                                                    vice president of the Adviser prior thereto

Thomas C. Theobald, 61     Trustee                  Managing director, William Blair Capital Partners
   (3) (4)                                          (private equity fund) since 1994; chief executive
                                                    officer and chairman of the Board of Directors of
                                                    Continental Bank Corporation, 1987-1994

Scott E. Volk, 27 (4)      Treasurer                Financial reporting manager for the Adviser's Mutual
                                                    Funds division since Oct. 1997; senior auditor with
                                                    Ernst & Young LLP from Sept. 1993 to April 1996 and
                                                    from Oct. 1996 to Sept. 1997; financial analyst with
                                                    John Nuveen & Company Inc. from May 1996 to Sept. 1996

Heidi J. Walter, 31 (4)    Vice-President;          Vice President of the Adviser since March 1998; senior
                           Secretary                legal counsel for the Adviser since Feb. 1998; legal
                                                    counsel for the Adviser from March 1995 to Jan. 1998;
                                                    associate with Beeler Schad & Diamond PC (law firm)
                                                    prior thereto

Hans P. Ziegler, 57 (4)    Executive Vice-President Chief executive officer of the Adviser since May 1994;
                                                    president of the Investment Counsel division of the
                                                    Adviser prior thereto

Margaret O. Zwick, 32 (4)  Assistant Treasurer      Accounting manager for the Adviser's Mutual Funds
                                                    division since April 1997; compliance manager from Aug.
                                                    1995 to April 1997; compliance accountant, Jan. 1995 to
                                                    July 1995; section manager, Jan. 1994 to Jan. 1995;
                                                    supervisor prior thereto

_________________________
(1) Trustee who is an "interested person" of the Trust and of the Adviser, as defined in the Investment Company Act of 1940.
(2) Member of the Executive Committee of the Board of Trustees, which is authorized to exercise all powers of the Board with certain statutory exceptions.
(3) Member of the Audit Committee of the Board, which makes recommendations to the Board regarding the selection of auditors and confers with the auditors regarding the scope and results of the audit.
(4) This person holds the corresponding officer or trustee position with SR&F Base Trust.



     Certain of the trustees and officers of the Trust and SR&F Base Trust are trustees or officers of other investment companies managed by the Adviser. Mr. Anetsberger, Mr. Butch, and Ms. Walter are also officers of Liberty Funds Distributor, Inc., the Funds' distributor. The address of Mr. Boyd is 2900 Golf Road, Rolling Meadows, Illinois 60008; that of Mr. Cook is 600 Atlantic Avenue, Boston, Massachusetts 02210; that of Mr. Hacker is P.O. Box 66100, Chicago, IL 60666; that of Ms. Kelly is Three First National Plaza, Chicago, Illinois 60602; that of Mr. Nelson is Department of Economics, University of Washington, Seattle, Washington 98195; that of Mr. Theobald is Suite 3300, 222 West Adams Street, Chicago, IL 60606; that of Messrs. Cantor and Harris is 1330 Avenue of the Americas, New York, New York 10019; and that of the other officers is One South Wacker Drive, Chicago, Illinois 60606.

     Officers and trustees affiliated with the Adviser serve without any compensation from the Trust. In compensation for their services to the Trust, trustees who are not "interested persons" of the Trust or the Adviser are paid an annual retainer plus an attendance fee for each meeting of the Board or standing committee thereof attended. The Trust has no retirement or pension plan. The following table sets forth compensation paid to the trustees during the year ended June 30, 1998:

                                          Compensation from the
                                          Stein Roe Fund Complex*
                                          -----------------------
                  Aggregate Compensation     Total       Average
Name of Trustee       from the Trust      Compensation  Per Series
------------------- --------------------  ------------  ----------
Timothy K. Armour**       -0-                 -0-          -0-
Thomas W. Butch**         -0-                 -0-          -0-
Lindsay Cook              -0-                 -0-          -0-
Kenneth L. Block**     $ 4,000              $ 49,000     $1,114
William W. Boyd         14,400               124,552      2,831
Douglas A. Hacker       15,100               120,198      2,732
Janet Langford Kelly    14,500               117,000      2,659
Francis W. Morley**      4,000                49,000      1,114
Charles R. Nelson       14,400               124,202      2,823
Thomas C. Theobald      15,100               120,198      2,732
_______________
 *At June 30, 1998, the Stein Roe Fund Complex consisted of 10 series of the Trust, four series of Municipal Trust, four series of Stein Roe Income Trust, one series of Stein Roe Institutional Trust, 11 series of Stein Roe Investment Trust, one series of Stein Roe Trust, and 13 series of SR&F Base Trust.
**Messrs. Block and Morley retired as trustees on Dec. 31, 1997.
  Mr. Armour resigned as a trustee and Mr. Butch was elected a trustee on April 14, 1998.



                      FINANCIAL STATEMENTS

     Please refer to the Funds' June 30, 1998 Financial Statements (statements of assets and liabilities and schedules of investments as of June 30, 1998 and the statements of operations, changes in net assets, and notes thereto) and the report of independent auditors contained in the June 30, 1998 Annual Report of the Funds. The Financial Statements and the report of independent auditors (but no other material from the Annual Report) are incorporated herein by reference. The Annual Report may be obtained at no charge by telephoning Retirement Services at 800-322-1130 or Advisor/Broker Services at 800-322-0593.


                      PRINCIPAL SHAREHOLDERS


     As of September 30, 1998, the only persons known by the Trust to own of record or "beneficially" 5% or more of the outstanding shares of any Fund within the definition of that term as contained in Rule 13d-3 under the Securities Exchange Act of 1934 were as follows:
                                                     Approximate %
                                                    of Outstanding
Name and Address                  Fund                 Shares Held
Mae H. Colby                Advisor High-Yield              9.67%
25 Oakville Avenue          Municipals Fund
Waterbury, CT  06708

Mary A. Wendrich Rev. Trust Advisor High-Yield
F/B/O Carl W. Wendrich      Municipals Fund                 5.62
  Rev. Trust
14 Sunny Acres Park
Wallingford, CT  06492

Dwight O. Zink              Advisor Intermediate            7.33
8583 Lark Drive             Bond Fund
Cotati, CA  94931

Stein Roe & Farnham         Advisor Income Fund             100%
  Incorporated
One South Wacker Drive
Chicago, IL  60606


                      INVESTMENT ADVISORY SERVICES

     Stein Roe & Farnham Incorporated provides administrative services to each Fund and each Portfolio and portfolio management services to each Portfolio. The Adviser is a wholly owned subsidiary of SteinRoe Services Inc., which is a wholly owned subsidiary of Liberty Financial Companies, Inc. ("Liberty Financial"), which is a majority owned subsidiary of LFC Holdings, Inc., which is a wholly owned subsidiary of Liberty Mutual Equity Corporation, which is a wholly owned subsidiary of Liberty Mutual Insurance Company. Liberty Mutual Insurance Company is a mutual insurance company, principally in the property/casualty insurance field, organized under the laws of Massachusetts in 1912.


     The directors of the Adviser are Kenneth R. Leibler, C. Allen Merritt, Jr., Thomas W. Butch, and Hans P. Ziegler. Mr. Leibler is President and Chief Executive Officer of Liberty Financial; Mr. Merritt is Chief Operating Officer of Liberty Financial; Mr. Butch is President of the Adviser's Mutual Funds division; and Mr. Ziegler is Chief Executive Officer of the Adviser. The business address of Messrs. Leibler and Merritt is Federal Reserve Plaza, Boston, Massachusetts 02210; and that of Messrs. Butch and Ziegler is One South Wacker Drive, Chicago, Illinois 60606.

     The Adviser and its predecessor have been providing investment advisory services since 1932. The Adviser acts as investment adviser to wealthy individuals, trustees, pension and profit sharing plans, charitable organizations, and other institutional investors. As of June 30, 1998, the Adviser managed over $29.1 billion in assets: over $11.2 billion in equities and over $17.9 billion in fixed income securities (including $1.7 billion in municipal securities). The $29.1 billion in managed assets included over $9.3 billion held by open-end mutual funds managed by the Adviser (approximately 14% of the mutual fund assets were held by clients of the Adviser). These mutual funds were owned by over 289,000 shareholders. The $9.3 billion in mutual fund assets included over $748 million in over 42,000 IRA accounts. In managing those assets, the Adviser utilizes a proprietary computer-based information system that maintains and regularly updates information for approximately 9,000 companies. The Adviser also monitors over 1,400 issues via a proprietary credit analysis system. At June 30, 1998, the Adviser employed 18 research analysts and 55 account managers. The average investment-related experience of these individuals was 24 years.

     Please refer to the descriptions of the Adviser, the management and administrative agreements, fees, expense limitations, and transfer agency services under Management and Fee Table in the Prospectus, which is incorporated herein by reference. The table below shows gross fees paid and any expense reimbursements by the Adviser for the fiscal period:

                                                     Period Ended
Fund or Portfolio              Type of Payment       June 30, 1998
------------------------------ --------------------  -------------
Advisor Intermediate Bond Fund Administrative fee      $       459
                               Reimbursement                29,064
Intermediate Bond Portfolio    Management fee              595,616
Advisor Income Fund            Administrative fee               61
                               Reimbursement                27,838
Income Portfolio               Management fee              862,176
Advisor High-Yield Municipals
  Fund                         Administrative fee              285
                               Reimbursement                28,793
High-Yield Municipals
  Portfolio                    Management fee              579,690


     The Adviser provides office space and executive and other personnel to the Funds, and bears any sales or promotional expenses. Each Fund pays all expenses other than those paid by the Adviser, including but not limited to printing and postage charges and securities registration and custodian fees and expenses incidental to its organization.


     The administrative agreement provides that the Adviser shall reimburse each Fund to the extent that total annual expenses of the Fund (including fees paid to the Adviser, but excluding taxes, interest, commissions and other normal charges incident to the purchase and sale of portfolio securities, and expenses of litigation to the extent permitted under applicable state law) exceed the applicable limits prescribed by any state in which shares of the Fund are being offered for sale to the public; provided, however, the Adviser is not required to reimburse a Fund an amount in excess of fees paid by the Fund under that agreement for such year. In addition, in the interest of further limiting expenses of a Fund, the Adviser may voluntarily waive its fees and/or absorb certain expenses for a Fund, as described under Fee Table in the Prospectus. Any such reimbursement will enhance the yield of such Fund.

     The management agreement provides that neither the Adviser, nor any of its directors, officers, stockholders (or partners of stockholders), agents, or employees shall have any liability to the Trust or any shareholder for any error of judgment, mistake of law or any loss arising out of any investment, or for any other act or omission in the performance by the Adviser of its duties under the agreement, except for liability resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the agreement.

     Any expenses that are attributable solely to the organization, operation, or business of a series of the Trust are paid solely out of the assets of that series. Any expenses incurred by the Trust that are not solely attributable to a particular series are apportioned in such manner as the Adviser determines is fair and appropriate, unless otherwise specified by the Board of Trustees.


Bookkeeping and Accounting Agreement


     Pursuant to a separate agreement with the Trust, the Adviser receives a fee for performing certain bookkeeping and accounting services. For these services, the Adviser receives an annual fee of $25,000 per series plus .0025 of 1% of average net assets over $50 million. During the period ended June 30,1998, the Adviser received $38,060 from the Funds for services provided under this agreement.


                          CUSTODIAN


     State Street Bank and Trust Company (the "Bank"), 225 Franklin Street, Boston, Massachusetts 02101, is the custodian for the Trust and SR&F Base Trust. It is responsible for holding all securities and cash, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses, and performing other administrative duties, all as directed by authorized persons. The Bank does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends, or payment of expenses.


     Portfolio securities purchased in the U.S. are maintained in the custody of the Bank or of other domestic banks or depositories. Portfolio securities purchased outside of the U.S. are maintained in the custody of foreign banks and trust companies that are members of the Bank's Global Custody Network and foreign depositories ("foreign sub-custodians"). Each of the domestic and foreign custodial institutions holding portfolio securities has been approved by the Board of Trustees in accordance with regulations under the Investment Company Act of 1940.


     The Board of Trustees of each Trust reviews, at least annually, whether it is in the best interests of each Bond Fund and Portfolio and its shareholders to maintain assets in each of the countries in which it invests with particular foreign sub-custodians in such countries, pursuant to contracts between such respective foreign sub-custodians and the Bank. The review includes an assessment of the risks of holding assets in any such country (including risks of expropriation or imposition of exchange controls), the operational capability and reliability of each such foreign sub-custodian, and the impact of local laws on each such custody arrangement. Each Board of Trustees is aided in its review by the Bank, which has assembled the network of foreign sub-custodians utilized, as well as by the Adviser and counsel. However, with respect to foreign sub-custodians, there can be no assurance that a Fund, and the value of its shares, will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign sub-custodians, difficulties and costs of obtaining jurisdiction over, or enforcing judgments against, the foreign sub-custodians, or application of foreign law to foreign sub-custodial arrangements. Accordingly, an investor should recognize that the non-investment risks involved in holding assets abroad are greater than those associated with investing in the United States.


     The Portfolios may invest in obligations of the Bank and may purchase or sell securities from or to the Bank.


                       INDEPENDENT AUDITORS

     The independent auditors for each Fund and each Portfolio are Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606. The independent auditors audit and report on the annual financial statements, review certain regulatory reports and the federal income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Trusts.


                          DISTRIBUTOR


     Shares of Funds are distributed by Liberty Funds Distributor, Inc. (the "Distributor"), an indirect subsidiary of Liberty Financial, under a Distribution Agreement as described under Management in the Prospectus, which is incorporated herein by reference. The Distribution Agreement continues in effect from year to year, provided such continuance is approved annually (i) by a majority of the trustees or by a majority of the outstanding voting securities of the Trust, and (ii) by a majority of the trustees who are not parties to the Agreement or interested persons of any such party ("independent trustees"). The Distributor has no obligation, as underwriter, to buy Fund shares, and purchases shares only upon receipt of orders from authorized Intermediaries. The Trust has agreed to pay all expenses in connection with registration of its shares with the Securities and Exchange Commission and auditing and filing fees in connection with registration of its shares under the various state blue sky laws and assumes the cost of preparation of prospectuses and other expenses.


     Each Fund offers one class of shares (Class K) and may in the future offer other classes of shares. Class K shares are offered at net asset value, subject to a Rule 12b-1 fee.

     The trustees of the Trust have adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). The Plan provides that, as compensation for personal service and/or the maintenance of shareholder accounts, the Distributor receives a service fee at an annual rate not to exceed 0.25% of net assets attributed to each class of shares other than Class K shares. The Plan also provides that as compensation for the promotion and distribution of shares of the Funds including its expenses related to sale and promotion of Fund shares, the Distributor receives from each Fund a fee at an annual rate of not exceeding 0.10% of the average net assets attributed to Class A shares, and 0.75% of the average net assets attributed to each of its Class B and Class C shares. The Plan further provides that, as compensation for services and/or distribution, the Distributor receives a fee at an annual rate of 0.25% of net assets attributed to Class A shares. At this time, the Distributor has voluntarily agreed to limit the Class A distribution fee to 0.05% annually. The Distributor may terminate this voluntary limitation without shareholder approval. Class B shares automatically convert to Class A shares approximately eight years after the Class B shares are purchased. Class C and Class K shares do not convert. The Distributor generally pays this amount to institutions that distribute Fund shares and provide services to the Funds and their shareholders. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the Funds during any year may be more or less than the cost of distribution or other services provided to the Fund. NASD rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative sales charges paid. The Trust's Plan complies with those rules.

     The trustees believe that the 12b-1 Plan could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of shareholders. The 12b-1 Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the trustees, including the independent trustees. The 12b-1 Plan may not be amended to increase the fee materially without approval by a vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plans must be approved by the trustees in the manner provided in the foregoing sentence. The 12b-1 Plan may be terminated at any time by a vote of a majority of the independent trustees or by a vote of a majority of the outstanding voting securities of the relevant Class of shares.

             TRANSFER AGENT AND SHAREHOLDER SERVICING


     Liberty Funds Services, Inc. (the "Transfer Agent"), an indirect subsidiary of Liberty Financial, performs certain transfer agency services for the Trust, as described under Management in the Prospectus. For performing these services, the Transfer Agent receives from each Fund a fee based on the following annual rates:


                                           Class K Shares
Account maintenance and trade processing       0.05%
Client services                                0.25%
                                               -----
Total                                          0.30%

The Trust believes the charges by the Transfer Agent to the Funds are comparable to those of other companies performing similar services.

     Some Intermediaries that maintain nominee accounts with the Funds for their clients who are Fund shareholders may be paid a fee from the Transfer Agent for shareholder servicing and accounting services they provide with respect to the underlying
Fund shares.

                   PURCHASES AND REDEMPTIONS

     Purchases and redemptions are discussed in the Prospectus under the headings How to Purchase Shares, How to Redeem Shares, and Net Asset Value, and that information is incorporated herein by reference. It is the responsibility of any broker-dealers, bank trust departments, asset allocation programs sponsored by the Adviser, wrap fee programs, and other retirement plan service providers ("Intermediaries"), through whom you purchase or redeem shares to establish procedures insuring the prompt transmission to the Trust of any such purchase order.

     Each Fund will accept unconditional orders for shares to be executed at the public offering price based on the net asset value per share next determined after the order is received in good order. The public offering price is the net asset value plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through Intermediaries, the public offering price will be determined on the day the order is placed in good order, but only if the Intermediary receives the order prior to the time at which shares are valued and transmits it to a Fund before that day's transactions are processed or at such other times as agreed by the parties. If the Intermediary fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the Intermediary. If the Intermediary receives the order after the time at which a Fund values its shares, the price will be based on the net asset value determined as of the close of the NYSE on the next day it is open. If funds for the purchase of shares are sent directly to the Transfer Agent, they will be invested at the public offering price next determined after receipt in good order. Payment for shares must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.


     The net asset value per share for each Fund is determined on days on which the New York Stock Exchange (the "NYSE") is open for trading. The NYSE is regularly closed on Saturdays and Sundays and on New Year's Day, the third Monday in January, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving, and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. Net asset value will not be determined on days when the NYSE is closed unless, in the judgment of the Board of Trustees, net asset value of a Fund should be determined on any such day, in which case the determination will be made at 3:00 p.m., Central time.


     The Trust intends to pay all redemptions in cash and is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net assets of the Trust during any 90-day period for any one shareholder. However, redemptions in excess of such limit may be paid wholly or partly by a distribution in kind of securities. If redemptions were made in kind, the redeeming shareholders might incur transaction costs in selling the securities received in the redemptions.

     Due to the relatively high cost of maintaining smaller accounts, the Trust reserves the right to redeem shares in any account for their then-current value (which will be promptly paid to the investor) if at any time the shares in the account do not have a value of at least $1,000. An investor will be notified that the value of his account is less than that minimum and allowed at least 30 days to bring the value of the account up to at least $1,000 before the redemption is processed. The Agreement and Declaration of Trust also authorizes the Trust to redeem shares under certain other circumstances as may be specified by the Board of Trustees.

     The Trust reserves the right to suspend or postpone redemptions of shares of the Funds during any period when: (a) trading on the NYSE is restricted, as determined by the Securities and Exchange Commission, or the NYSE is closed for other than customary weekend and holiday closings; (b) the Securities and Exchange Commission has by order permitted such suspension; or (c) an emergency, as determined by the Securities and Exchange Commission, exists, making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable.

                   PORTFOLIO TRANSACTIONS


     The Adviser places the orders for the purchase and sale of portfolio securities and options and futures contracts.
Intermediate Bond Portfolio paid $8,957 in commissions on futures transactions during the period ended June 30, 1998.


     Purchases and sales of portfolio securities for the Bond Portfolios are ordinarily transacted with the issuer or with a primary market maker acting as principal or agent for the securities on a net basis, with no brokerage commission being paid by a Portfolio. Transactions placed through dealers reflect the spread between the bid and asked prices. Occasionally, a Portfolio may make purchases of underwritten issues at prices that include underwriting discounts or selling concessions.

     Portfolio securities for High-Yield Municipals Portfolio are purchased both in underwritings and in the over-the-counter market. Included in the price paid to an underwriter of a portfolio security is the spread between the price paid by the underwriter to the issuer and the price paid by the purchaser. Purchases and sales of portfolio securities in the over-the-counter market usually are transacted with a broker or dealer on a net basis, without any brokerage commission being paid, but do reflect the spread between the bid and asked prices. The Adviser may also transact purchases of portfolio securities directly with the issuers.


     The Adviser's overriding objective in selecting brokers and dealers to effect portfolio transactions is to seek the best combination of net price and execution. The best net price, giving effect to brokerage commissions, if any, is an important factor in this decision; however, a number of other judgmental factors may also enter into the decision. These factors include the Adviser's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being purchased or sold; the size of the transaction; the desired timing of the transaction; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others considered; the Adviser's knowledge of the financial condition of the broker or dealer selected and such other brokers and dealers; and the Adviser's knowledge of actual or apparent operation problems of any broker or dealer. Recognizing the value of these factors, the Adviser may cause a client to pay a brokerage commission in excess of that which another broker may have charged for effecting the same transaction.

     The Adviser has established internal policies for the guidance of its trading personnel, specifying minimum and maximum commissions to be paid for various types and sizes of transactions and effected for clients in those cases where the Adviser has discretion to select the broker or dealer by which the transaction is to be executed. Transactions which vary from the guidelines are subject to periodic supervisory review. These guidelines are reviewed and periodically adjusted, and the general level of brokerage commissions paid is periodically reviewed by the Adviser. Evaluations of the reasonableness of brokerage commissions, based on the factors described in the preceding paragraph, are made by the Adviser's trading personnel while effecting portfolio transactions. The general level of brokerage commissions paid is reviewed by the Adviser, and reports are made annually to the Board of Trustees.

     Where more than one broker or dealer is believed to be capable of providing a combination of best net price and execution with respect to a particular portfolio transaction, the Adviser often selects a broker or dealer that has furnished it with investment research products or services such as: economic, industry or company research reports or investment recommendations; subscriptions to financial publications or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized data bases; quotation equipment and services; research or analytical computer software and services; or services of economic and other consultants. Such selections are not made pursuant to any agreement or understanding with any of the brokers or dealers. However, the Adviser does in some instances request a broker to provide a specific research or brokerage product or service which may be proprietary to the broker or produced by a third party and made available by the broker and, in such instances, the broker in agreeing to provide the research or brokerage product or service frequently will indicate to the Adviser a specific or minimum amount of commissions which it expects to receive by reason of its provision of the product or service. The Adviser does not agree with any broker to direct such specific or minimum amounts of commissions; however, the Adviser does maintain an internal procedure to identify those brokers who provide it with research products or services and the value of such products or services, and the Adviser endeavors to direct sufficient commissions on client transactions (including commissions on transactions in fixed income securities effected on an agency basis and, in the case of transactions for certain types of clients, dealer selling concessions on new issues of securities) to ensure the continued receipt of research products or services the Adviser believes are useful.

     In a few instances, the Adviser receives from a broker a product or service which is used by the Adviser both for investment research and for administrative, marketing, or other non-research or brokerage purposes. In such an instance, the Adviser makes a good faith effort to determine the relative proportion of its use of such product or service which is for investment research or brokerage, and that portion of the cost of obtaining such product or service may be defrayed through brokerage commissions generated by client transactions, while the remaining portion of the costs of obtaining the product or service is paid by the Adviser in cash. The Adviser may also receive research in connection with selling concessions and designations in fixed income offerings.


     The Trust has arranged for the custodian to act as a soliciting dealer to accept any fees available to the custodian as a soliciting dealer in connection with any tender offer for portfolio securities. The custodian will credit any such fees received against its custodial fees.

     The Board has reviewed the legal developments pertaining to and the practicability of attempting to recapture underwriting discounts or selling concessions when portfolio securities are purchased in underwritten offerings. The Board has been advised by counsel that recapture by a mutual fund currently is not permitted under the Rules of the Association of the National Association of Securities Dealers ("NASD"). Therefore, except with respect to purchases by High-Yield Municipals Portfolio and Income Portfolio of municipal securities which are not subject to NASD Rules, the Portfolios will not attempt to recapture underwriting discounts or selling concessions. If Income Portfolio were to purchase municipal securities, it would attempt to recapture selling concessions included in prices paid by Income Portfolio in underwritten offerings; however, the Adviser would not be able to negotiate discounts from the fixed offering price for those issuers for which there is a strong demand, and will not allow the failure to obtain a discount to prejudice its ability to purchase an issue for Income Portfolio.


     During the last fiscal year, certain Portfolios held securities issued by one or more of their regular broker-dealers or the parent of such broker-dealers that derive more than 15% of gross revenue from securities-related activities. Such holdings were as follows at June 30, 1998:

                                                        Value of
                                                   Securities Held
Portfolio           Broker-Dealer                   (in thousands)
------------------  ------------------------------  ---------------
Intermediate Bond
  Portfolio        Associates Corporation of North
                      America                          $18,445
                   Merrill Lynch, Pierce, Fenner
                      & Smith                           12,883
                   Lehman Brothers, Inc.                 7,197
                   Salomon Smith Barney                  2,048

Income Portfolio   Associates Corporation of North
                      America                           11,260
                   Goldman Sachs & Company               6,227
                   Lehman Brothers, Inc.                 6,056
                   Merrill Lynch, Pierce, Fenner
                      & Smith                            3,156


             ADDITIONAL INCOME TAX CONSIDERATIONS

     Each Fund and each Portfolio intend to comply with the special provisions of the Internal Revenue Code that relieve it of federal income tax to the extent of its net investment income and capital gains currently distributed to shareholders.

     Because dividend and capital gain distributions reduce net asset value, a shareholder who purchases shares shortly before a record date will, in effect, receive a return of a portion of his investment in such distribution. The distribution would nonetheless be taxable to him, even if the net asset value of shares were reduced below his cost. However, for federal income tax purposes the shareholder's original cost would continue as his tax basis.


     Each Fund expects that none of its dividends will qualify for the deduction for dividends received by corporate shareholders.


     Advisor High-Yield Municipals Fund. This Fund intends to distribute substantially all of its income, tax-exempt and taxable, including any net realized capital gains, and thereby be relieved of any federal income tax liability to the extent of such distributions. The Fund intends to retain for its shareholders the tax-exempt status with respect to tax-exempt income received. The distributions will be designated as "exempt-interest dividends," taxable ordinary income, and capital gains. High-Yield Municipals Portfolio may also invest in Municipal Securities the interest on which is subject to the federal alternative minimum tax. The source of exempt-interest dividends on a state-by-state basis and the federal income tax status of all distributions will be reported to shareholders annually. Such report will allocate income dividends between tax-exempt, taxable income, and alternative minimum taxable income in approximately the same proportions as its total income during the year. Accordingly, income derived from each of these sources may vary substantially in any particular distribution period from the allocation reported to shareholders annually. The proportion of such dividends that constitutes taxable income will depend on the relative amounts of assets invested in taxable securities, the yield relationships between taxable and tax-exempt securities, and the period of time for which such securities are held. High-Yield Municipals Portfolio may, under certain circumstances, temporarily invest its assets so that less than 80% of gross income during such temporary period will be exempt from federal income taxes. (See Investment Policies.)

     Because capital gain distributions reduce net asset value, if a shareholder purchases shares shortly before a record date he will, in effect, receive a return of a portion of his investment in such distribution. The distribution would nonetheless be taxable to him, even if the net asset value of shares were reduced below his cost. However, for federal income tax purposes the shareholder's original cost would continue as his tax basis.

     Because the taxable portion investment income of Advisor
High-Yield Municipals Fund consists primarily of interest, none of its dividends, whether or not treated as "exempt-interest dividends," will qualify under the Internal Revenue Code for the dividends received deduction available to corporations.

     Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of Advisor High-Yield Municipals Fund is not deductible for federal income tax purposes. Under rules applied by the Internal Revenue Service to determine whether borrowed funds are used for the purpose of purchasing or carrying particular assets, the purchase of shares may, depending upon the circumstances, be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares.

     If you redeem at a loss shares of Advisor High-Yield Municipals Fund held for six months or less, that loss will not be recognized for federal income tax purposes to the extent of exempt-interest dividends you have received with respect to those shares. If any such loss exceeds the amount of the exempt-interest dividends you received, that excess loss will be treated as a long-term capital loss to the extent you receive any long-term capital gain distribution with respect to those shares.

     Persons who are "substantial users" (or persons related thereto) of facilities financed by industrial development bonds should consult their own tax advisors before purchasing shares. Such persons may find investment in Advisor High-Yield Municipals Fund unsuitable for tax reasons. Corporate investors may also wish to consult their own tax advisors before purchasing shares. In addition, certain property and casualty insurance companies, financial institutions, and United States branches of foreign corporations may be adversely affected by the tax treatment of the interest on Municipal Securities.

                     INVESTMENT PERFORMANCE


     A Fund may quote yield figures from time to time. The "Yield" of a Fund is computed by dividing the net investment income per share earned during a 30-day period (using the average number of shares entitled to receive dividends) by the net asset value per share on the last day of the period. The Yield formula provides for semiannual compounding which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period. A "Tax-Equivalent Yield" is computed by dividing the portion of the Yield that is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the Yield that is not tax-exempt.


                                                          6
 The Yield formula is as follows:  YIELD = 2[((a-b/cd) +1)  -1].

Where:  a  =  dividends and interest earned during the period
              (For this purpose, the Fund will recalculate the yield to maturity based on market value of each portfolio security on each business day on which net asset value is calculated.)
        b  =  expenses accrued for the period (net of
              reimbursements).
        c = the average daily number of shares outstanding during the period that were entitled to receive dividends.
        d = the ending net asset value of the Fund for the period.


    For example, the Yields of the Funds for the 30-day period ended June 30, 1998, were:

     Advisor Intermediate Bond Fund:  Yield = 5.86%
     Advisor Income Fund:  Yield = 6.30%
     Advisor High-Yield Municipals Fund:  Yield = 4.16%; Tax-
             Equivalent Yield = 6.89% (assuming 39.6% tax rate)
                        _____________________

     A Fund may quote certain total return figures from time to time. A "Total Return" on a per share basis is the amount of dividends distributed per share plus or minus the change in the net asset value per share for a period. A "Total Return Percentage" may be calculated by dividing the value of a share at the end of a period by the value of the share at the beginning of the period and subtracting one. For a given period, an "Average Annual Total Return" may be computed by finding the average annual compounded rate that would equate a hypothetical initial amount invested of $1,000 to the ending redeemable value.


                                                                n
Average Annual Total Return is computed as follows: ERV = P(1+T)

 Where:   P  =  a hypothetical initial payment of $1,000
          T  =  average annual total return
          n  =  number of years
        ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period at the end of the period (or fractional portion thereof).


     For example, for a $1,000 investment in a Fund, the "Total
Return," the "Total Return Percentage," and the "Average Annual
Total Return" at June 30, 1998, were:

                                    TOTAL RETURN    AVERAGE ANNUAL
                    TOTAL RETURN     PERCENTAGE      TOTAL RETURN
                    ------------    -------------   --------------
Advisor Intermediate
    Bond Fund
      Life of Fund*     $252            2.52%            2.52%

Advisor Income Fund
      Life of Fund*      211            2.11             2.11

Advisor High-Yield
  Municipals Fund
      Life of Fund*      142            1.42             1.42
________
*Life of Fund is from Feb. 4, 1998.


     Investment performance figures assume reinvestment of all dividends and distributions and do not take into account any federal, state, or local income taxes which shareholders must pay on a current basis. The performance of a Fund is a result of conditions in the securities markets, portfolio management, and operating expenses. Although investment performance information is useful in reviewing a Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

     A Fund may note its mention or recognition in newspapers, magazines, or other media from time to time. However, the Funds assume no responsibility for the accuracy of such data.
Newspapers and magazines which might mention the Funds include, but are not limited to, the following:

Architectural Digest
Arizona Republic
Atlanta Constitution
Atlantic Monthly
Associated Press
Barron's
Bloomberg
Boston Globe
Boston Herald
Business Week
Chicago Tribune
Chicago Sun-Times
Cleveland Plain Dealer
CNBC
CNN
Crain's Chicago Business
Consumer Reports
Consumer Digest
Dow Jones Investment Advisor
Dow Jones Newswire
Fee Advisor
Financial Planning
Financial World
Forbes
Fortune
Fund Action
Fund Marketing Alert
Gourmet
Individual Investor
Investment Dealers' Digest
Investment News
Investor's Business Daily
Kiplinger's Personal Finance Magazine
Knight-Ridder
Lipper Analytical Services
Los Angeles Times
Louis Rukeyser's Wall Street
Money
Money on Line
Morningstar
Mutual Fund Market News
Mutual Fund News Service
Mutual Funds Magazine
Newsday
Newsweek
New York Daily News
The New York Times
No-Load Fund Investor
Pension World
Pensions and Investment
Personal Investor
Physicians Financial News
Jane Bryant Quinn (syndicated column)
Reuters
The San Francisco Chronicle
Securities Industry Daily
Smart Money
Smithsonian
Strategic Insight
Street.com
Time
Travel & Leisure
USA Today
U.S. News & World Report
Value Line
The Wall Street Journal
The Washington Post
Working Women
Worth
Your Money

     In advertising and sales literature, a Fund may compare its performance with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, and other competing investment and deposit products available from or through other financial institutions. The composition of these indexes or averages differs from that of the Funds. Comparison of a Fund to an alternative investment should be made with consideration of differences in features and expected performance.

     All of the indexes and averages noted below will be obtained from the indicated sources or reporting services, which the Funds believe to be generally accurate.



     All of the Funds may compare their performance to the Consumer Price Index (All Urban), a widely recognized measure of inflation.

     In addition, the Funds may compare performance as indicated below:

Benchmark                           Fund(s)
Lehman Aggregate Index              Advisor Intermediate Bond Fund
Lehman Brothers Municipal Bond
  Index                             Advisor High-Yield Municipals
                                    Fund
Lehman Government/Corporate Index   Advisor Intermediate Bond Fund
Lehman Intermediate Corporate Bond
  Index                             Advisor Income Fund
Lehman Intermediate Government/
  Corporate Index                   Advisor Intermediate Bond Fund
Lipper All Long-Term Fixed Income
  Funds Average                     Advisor Intermediate Bond
                                    Fund, Advisor Income Fund
Lipper Corporate Bond Funds (A
  Rated) Average                    Advisor Intermediate Bond Fund
Lipper Corporate Bond Funds
  (BBB Rated) Average               Advisor Income Fund
Lipper High-Yield Municipal
  Bond Funds Average                Advisor High-Yield Municipals
                                    Fund
Lipper Intermediate-Term (5-10
  Year) Investment Grade Debt
  Funds Average                     Advisor Intermediate Bond Fund
Lipper Long-Term Taxable Bond
  Funds Average                     Advisor Intermediate Bond
                                    Fund, Advisor Income Fund
Lipper Municipal Bond Fund Average  Advisor High-Yield Municipals
                                    Fund
Merrill Lynch Corporate and
  Government Master Index           Advisor Intermediate Bond
                                    Fund, Advisor Income Fund
Merrill Lynch High-Yield Master
  Index                             Advisor Income Fund
Morningstar All Long-Term Fixed
  Income Funds Average              Advisor Intermediate Bond
                                    Fund, Advisor Income Fund
Morningstar Corporate Bond
  (General) Average                 Advisor Income Fund
Morningstar Corporate Bond (High
  Quality) Average                  Advisor Intermediate Bond Fund
Morningstar Long-Term Tax-Exempt    Advisor High-Yield Municipals
  Fund Average                      Fund
Morningstar Long-Term Taxable Bond
  Funds Average                     Advisor Intermediate Bond
                                    Fund, Advisor Income Fund
Morningstar Municipal Bond (High-   Advisor High-Yield
  Yield) Funds Average              Municipals Fund
Salomon Brothers Broad Investment
  Grade Bond Index                  Advisor Intermediate Bond
                                    Fund, Advisor Income Fund

     The Lipper and Morningstar averages are unweighted averages of total return performance of mutual funds as classified, calculated, and published by these independent services that monitor the performance of mutual funds. The Funds may also use comparative performance as computed in a ranking by Lipper or category averages and rankings provided by another independent service. Should Lipper or another service reclassify a Fund to a different category or develop (and place a Fund into) a new category, that Fund may compare its performance or ranking with those of other funds in the newly assigned category, as published by the service.

     A Fund may also cite its rating, recognition, or other mention by Morningstar or any other entity. Morningstar's rating system is based on risk-adjusted total return performance and is expressed in a star-rating format. The risk-adjusted number is computed by subtracting a fund's risk score (which is a function of the fund's monthly returns less the 3-month T-bill return) from its load-adjusted total return score. This numerical score is then translated into rating categories, with the top 10% labeled five star, the next 22.5% labeled four star, the next 35% labeled three star, the next 22.5% labeled two star, and the bottom 10% one star. A high rating reflects either above-average returns or below-average risk, or both.

     Of course, past performance is not indicative of future
results.
                          ________________

     To illustrate the historical returns on various types of financial assets, the Funds may use historical data provided by Ibbotson Associates, Inc. ("Ibbotson"), a Chicago-based investment firm. Ibbotson constructs (or obtains) very long-term (since
1926) total return data (including, for example, total return indexes, total return percentages, average annual total returns and standard deviations of such returns) for the following asset types:

                      Common stocks
                      Small company stocks
                      Long-term corporate bonds
                      Long-term government bonds
                      Intermediate-term government bonds
                      U.S. Treasury bills
                      Consumer Price Index
                          _____________________

     A Fund may also use hypothetical returns to be used as an example in a mix of asset allocation strategies. One such example is reflected in the chart below, which shows the effect of tax deferral on a hypothetical investment. This chart assumes that an investor invested $2,000 a year on Jan. 1, for any specified period, in both a Tax-Deferred Investment and a Taxable Investment, that both investments earn either 6%, 8% or 10% compounded annually, and that the investor withdrew the entire amount at the end of the period. (A tax rate of 39.6% is applied annually to the Taxable Investment and on the withdrawal of earnings on the Tax-Deferred Investment.)

                  TAX-DEFERRED INVESTMENT VS. TAXABLE INVESTMENT

Interest
Rate   3%        5%        7%        9%        3%       5%        7%       9%
--------------------------------------------------------------------------------
Com-
pound-
ing
Years       Tax-Deferred Investment                 Taxable Investment
----  ------------------------------------  ------------------------------------

30   $82,955  $108,031  $145,856  $203,239  $80,217  $98,343  $121,466  $151,057
25    65,164    80,337   101,553   131,327   63,678   75,318    89,528   106,909
20    49,273    57,781    68,829    83,204   48,560   55,476    63,563    73,028
15    35,022    39,250    44,361    50,540   34,739   38,377    42,455    47,025
10    22,184    23,874    25,779    27,925   22,106   23,642    25,294    27,069
 5    10,565    10,969    11,393    11,840   10,557   10,943    11,342    11,754
 1    2,036      2,060     2,085     2,109    2,036    2,060     2,085     2,109

Another example of hypothetical returns is reflected in the chart below, which shows the effect of tax-exempt investing on a hypothetical investment. Tax-exempt income, however, may be subject to state and local taxes and the federal alternative minimum tax. Marginal tax brackets are based on 1993 federal tax rates and are subject to change. "Joint Return" is based on two exemptions and "Single return" is based on one exemption. The results would differ for different numbers of exemptions.

                          TAX-EQUIVALENT YIELDS
                                                       A taxable
                                            investment must yield the following
  Taxable Income (thousands)     Marginal    to equal a tax-exempt yield of:
-----------------------------     Tax      ----------------------------------
 Joint Return    Single Return   Bracket    4%     5%     6%      7%      8%
--------------   -------------   --------  ----   ----   ----   -----   -----
  $0.0 -  36.9    $0.0 -  22.1     15%     4.71   5.88   7.06    8.24    9.41
 $36.9 -  89.2   $22.1 -  53.5     28%     5.56   6.94   8.33    9.72   11.11
 $89.2 - 140.0   $53.5 - 115.0     31%     5.80   7.25   8.70   10.14   11.59
$140.0 - 250.0  $115.0 - 250.0     36%     6.25   7.81   9.38   10.94   12.50
$250.0+         $250.0+          39.6%     6.62   8.28   9.93   11.59   13.25

     Dollar Cost Averaging. Dollar cost averaging is an investment strategy that requires investing a fixed amount of money in Fund shares at set intervals. This allows you to purchase more shares when prices are low and fewer shares when prices are high. Over time, this tends to lower your average cost per share. Like any investment strategy, dollar cost averaging can't guarantee a profit or protect against losses in a steadily declining market. Dollar cost averaging involves uninterrupted investing regardless of share price and therefore may not be appropriate for every investor.

                           APPENDIX-RATINGS


Ratings in General. A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Adviser believes that the quality of debt securities should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons. The Adviser, through independent analysis, attempts to discern variations in credit ratings of the published services, and to anticipate changes in credit ratings. The following is a description of the characteristics of certain ratings used by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), and Fitch IBCA.


Ratings by Moody's
     Corporate and Municipal Bonds: Aaa. Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such bonds.

     Aa. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa bonds.

     A. Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa. Bonds rated Baa are considered medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C. Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Conditional Ratings. Municipal bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

     Note: Moody's applies numerical modifiers 1, 2, and 3 in the Aa through B classifications of its municipal bond rating system and in the Aa through Caa classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     Municipal Notes: MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

     MIG 3. This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

     Demand Feature of Variable Rate Demand Securities: Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

     VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

     VMIG 3. This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

     Commercial Paper: Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

          Prime-1      Highest Quality
          Prime-2      Higher Quality
          Prime-3      High Quality

     If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

Ratings by S&P:
     Corporate and Municipal Bonds: AAA. Bonds rated AAA have the highest rating. Capacity to pay interest and repay principal is extremely strong.

     AA. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

     A. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher-rated categories.

     BBB. Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher-rated categories.

     BB, B, CCC, CC, and C. Debt rated BB, B, CCC, CC, or C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     C1. The rating C1 is reserved for income bonds on which no interest is being paid.

     D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears. The D rating also is issued upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     NOTE: The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major ratings categories. Foreign debt is rated on the same basis as domestic debt measuring the creditworthiness of the issuer; ratings of foreign debt do not take into account currency exchange and related uncertainties.

     The "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

     Provisional Ratings. The letter "p" indicates that the rating of a municipal bond is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

     Municipal Notes: SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

     SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

     Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

- Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

- Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

     Demand Feature of Variable Rate Demand Securities: S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

     Commercial Paper: A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment.
Issues in this category are further refined with the designations
1, 2, and 3 to indicate the relative degree to safety.

     A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong.
Those issues determined to possess overwhelming safety characteristics are designed A-1+.


Ratings By Fitch IBCA
Investment Grade Bond Ratings
     Fitch IBCA investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch IBCA's assessment of the issuer's ability to meet the obligations of a specific debt or preferred issue in a timely manner. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

     Fitch IBCA ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

     Fitch IBCA ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security. Fitch IBCA ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch IBCA believes to be reliable. Fitch IBCA does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.


     AAA. Bonds and preferred stock considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA. Bonds and preferred stock considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and/or dividends and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bond and preferred rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

     A. Bonds and preferred stock considered to be investment grade and of high quality. The obligor's ability to pay interest and/or dividends and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt or preferred securities with higher ratings.

     BBB. Bonds and preferred stock considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds or preferred will fall below investment grade is higher than for securities with higher ratings.

     BB. Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

     B. Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

     CCC. Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

     CC. Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

     C. Bonds are in imminent default in payment of interest or principal.

     DDD, DD, and D. Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

     Plus (+) or Minus (-). Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA, DDD, DD or D categories.


     NR. Indicates that Fitch IBCA does not rate the specific issue.


     Conditional. A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.


     Suspended. A rating is suspended when Fitch IBCA deems the amount of information available from the issuer to be inadequate for rating purposes.

     Withdrawn. A rating will be withdrawn when an issue matures or is called or refinanced, and, at Fitch IBCA's discretion, when an issuer fails to furnish proper and timely information.


     FitchAlert. Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be raised or lowered. FitchAlert is relatively short-term and should be resolved within 12 months.

     Ratings Outlook. An outlook is used to describe the most likely direction of any rating change over the intermediate term.
It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.

Short-Term Ratings
     F-1+. Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1. Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

     F-2. Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

     F-3. Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

     F-S. Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

     D.  Default.  Issues assigned this rating are in actual or imminent payment default.
                          ---------------------

PART C. OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

(a) 1. Financial statements included in Part A of this Registration Statement: Financial Highlights.

    2.  Financial statements included in Part B of this
        Amendment:

        A. The following financial statements are incorporated by reference to Registrant's June 30, 1998 annual reports:
           Investments as of June 30, 1998 of SR&F Intermediate Bond Portfolio, SR&F Income Portfolio and SR&F High-Yield Municipals Portfolio; and statements of assets and liabilities as of June 30, 1998, statements of operations for the period ended June 30, 1998, statements of changes in net assets for the period ended June 30, 1998, notes thereto and report of independent auditors of Stein Roe Advisor Intermediate Bond Fund, SR&F Intermediate Bond Portfolio, Stein Roe Advisor Income Fund, SR&F Income Portfolio, Stein Roe Advisor High-Yield Municipals Fund, and SR&F High-Yield Municipals Portfolio.

        B. The following financial statements are incorporated by reference to Registrant's September 30, 1997 annual reports: Schedules of investments at September 30, 1997 of SR&F Growth Investor Portfolio, SR&F Growth Stock Portfolio, SR&F Growth & Income Portfolio, SR&F Balanced Portfolio, SR&F International Portfolio, SR&F Special Venture Portfolio and SR&F Special Portfolio; and balance sheets, statements of operations, statements of changes in net assets, and notes thereto) and reports of independent public accountants of Stein Roe Advisor Young Investor Fund, SR&F Growth Investor Portfolio, Stein Roe Advisor Growth Stock Fund, SR&F Growth Stock Portfolio, Stein Roe Advisor Growth & Income Fund, SR&F Growth & Income Portfolio, Stein Roe Advisor Balanced Fund, SR&F Balanced Portfolio, Stein Roe Advisor International Fund, SR&F International Portfolio, Stein Roe Advisor Special Venture Fund, SR&F Special Venture Portfolio, Stein Roe Advisor Special Fund, and SR&F Special Portfolio.

(b) Exhibits: [Note: As used herein, the term "Registration Statement" refers to the Registration Statement of the Registrant on Form N-1A under the Securities Act of 1933, No. 333-17255. The terms "Pre-Effective Amendment" and "PEA" refer, respectively, to a pre-effective amendment and a post-effective amendment to the Registration Statement.]

    1. Agreement and Declaration of Trust as amended through December 13, 1996. (Exhibit 1 to Pre-Effective Amendment
        #1.)*

    2.  (a) By-Laws of Registrant.  (Exhibit 2 to Registration
            Statement.)*
        (b) Amendment to By-Laws dated 2/4/98.

    3.  None.

    4.  None.

    5.  None.

    6.  (a) Underwriting agreement between Registrant and
            Liberty Financial Investments, Inc. dated October 15,
            1997. (Exhibit 6(a) to PEA #7.)*
        (b) Selling agreement.  (Exhibit 6(c) to PEA #2.)*

    7.  None.

    8.  Custodian contract between Registrant and State Street
        Bank and Trust Company dated February 13, 1997. (Exhibit 8 to PEA #1.)*

    9. (a) Form of shareholder servicing and transfer agency agreement between Registrant and Colonial Investors
            Service Center, Inc.  (Exhibit 9(e) to PEA #2.)*
        (b) Administrative agreement between Registrant and Stein
            Roe & Farnham Incorporated dated February 14, 1997.
            (Exhibit 9(b) to PEA #1.)*
        (c) Accounting and bookkeeping agreement between Registrant and Stein Roe & Farnham Incorporated dated February 14, 1997. (Exhibit 9(c) to PEA #1.)*
        (d) Sub-transfer agent agreement between SteinRoe Services Inc. and Colonial Investors Service Center, Inc. as amended through April 30, 1998.

   10. (a) Opinion and consent of Bell, Boyd & Lloyd relating to Stein Roe Advisor Growth & Income Fund, Stein Roe Advisor International Fund, Stein Roe Advisor Young Investor Fund, Stein Roe Advisor Special Venture Fund, Stein Roe Advisor Balanced Fund, Stein Roe Advisor Growth Stock Fund, and Stein Roe Advisor Special Fund. (Exhibit 10 to Pre-Effective Amendment #1.)*
        (b) Opinion and consent of Bell, Boyd & Lloyd with respect Stein Roe Advisor High-Yield Municipals Fund, Stein Roe Advisor Intermediate Bond Fund, and Stein Roe Advisor Income Fund. (Exhibit 10(b) to PEA #5.)*

   11.  Consents of Arthur Andersen LLP and Ernst & Young LLP.

   12.  None.

   13.  Subscription agreements. (Exhibit 13 to Pre-Effective
        Amendment No. 2.)*

   14.  None.

   15.  Amended 12b-1 plan.  (Exhibit 15(b) to PEA #7.)*

   16. (a) Schedule of computation of performance data for Advisor Young Investor Fund. (Exhibit 16 to PEA #4.)*
        (b) Schedule of computation of performance data for Advisor Growth & Income Fund, Advisor International Fund, Advisor Special Venture Fund, Advisor Balanced Fund, Advisor Growth Stock Fund, and Advisor Special Fund. (Exhibit 16(b) to PEA #7.)*

   17   Financial Data Schedules:
        (a) Stein Roe Advisor Growth & Income Fund, Class K
        (b) Stein Roe Advisor International Fund, Class K
        (c) Stein Roe Advisor Young Investor Fund, Class A
        (d) Stein Roe Advisor Young Investor Fund, Class K
        (e) Stein Roe Advisor Special Venture Fund, Class K
        (f) Stein Roe Advisor Balanced Fund, Class K
        (g) Stein Roe Advisor Growth Stock Fund, Class A
        (h) Stein Roe Advisor Growth Stock Fund, Class B
        (i) Stein Roe Advisor Growth Stock Fund, Class C
        (j) Stein Roe Advisor Growth Stock Fund, Class K
        (k) Stein Roe Advisor Special Fund, Class K
        (l) Stein Roe Advisor Intermediate Bond Fund, Class K
        (m) Stein Roe Advisor Income Fund, Class K
        (n) Stein Roe Advisor High-Yield Municipals Fund, Class K

   18.  Amended rule 18f-3 plan.  (Exhibit 18 to PEA #7).*
-----------
*Incorporated by reference.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
          REGISTRANT.

The Registrant does not consider that it is directly or indirectly controlling, controlled by, or under common control with other persons within the meaning of this Item. See "Investment Advisory Services," "Management," and "Transfer Agent" in the Statement of Additional Information, each of which is incorporated herein by reference.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.

                                         Number of Record Holders
   Title of Series                          as of Sept. 30, 1998
   ---------------                       ------------------------
Stein Roe Advisor Growth & Income Fund               243
Stein Roe Advisor International Fund                   5
Stein Roe Advisor Young Investor Fund             14,814
Stein Roe Advisor Special Venture Fund                 3
Stein Roe Advisor Balanced Fund                        2
Stein Roe Advisor Growth Stock Fund                9,851
Stein Roe Advisor Special Fund                         9
Stein Roe Advisor Intermediate Bond Fund             157
Stein Roe Advisor Income Fund                          1
Stein Roe Advisor High-Yield Municipals Fund         147

ITEM 27.  INDEMNIFICATION.

Article VIII of the Agreement and Declaration of Trust of Registrant (Exhibit 1), which Article is incorporated herein by reference, provides that Registrant shall provide indemnification of its trustees and officers (including persons who serve or have served at Registrant's request as directors, officers, or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) ("Covered Persons") under specified circumstances.

Section 17(h) of the Investment Company Act of 1940 ("1940 Act") provides that neither the Agreement and Declaration of Trust nor the By-Laws of Registrant, nor any other instrument pursuant to which Registrant is organized or administered, shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. In accordance with Section 17(h) of the 1940 Act, Article VIII shall not protect any person against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Unless otherwise permitted under the 1940 Act,

     (i) Article VIII does not protect any person against any liability to Registrant or to its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office;

     (ii) in the absence of a final decision on the merits by a court or other body before whom a proceeding was brought that a Covered Person was not liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office, indemnification is permitted under Article VIII if (a) approved as in the best interest of the Registrant, after notice that it involves such indemnification, by at least a majority of the Trustees who are disinterested persons are not "interested persons" as defined in Section 2(a)(19) of the 1940 Act ("disinterested trustees"), upon determination, based upon a review of readily available facts (but not a full trial-type inquiry) that such Covered Person is not liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person's office or (b) there has been obtained a opinion in writing of independent legal counsel, based upon a review of readily available facts (but not a full trial-type inquiry) to the effect that such indemnification would not protect such Covered Person against any liability to the Trust to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office; and

     (iii) Registrant will not advance expenses, including counsel fees(but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), incurred by a Covered Person unless Registrant receives an undertaking by or on behalf of the Covered Person to repay the advance if it is ultimately determined that indemnification of such expenses is not authorized by Article VII and (a) the Covered Person provides security for his undertaking, or (b) Registrant is insured against losses arising by reason of such Covered Person's failure to fulfill his undertaking, or (c) a majority of the disinterested trustees of Registrant or an independent legal counsel as expressed in a written opinion, determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Any approval of indemnification pursuant to Article VIII does not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with Article VIII as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to have been liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Article VIII also provides that its indemnification provisions are not exclusive.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant, its trustees and officers, its investment adviser, the other investment companies advised by the adviser, and persons affiliated with them are insured against certain expenses in connection with the defense of actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits, or proceedings. Registrant will not pay any portion of the premiums for coverage under such insurance that would (1) protect any trustee or officer against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (2) protect its investment adviser or principal underwriter, if any, against any liability to Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its duties and obligations under its contract or agreement with the Registrant; for this purpose the Registrant will rely on an allocation of premiums determined by the insurance company.

Registrant, its trustees, officers, employees and representatives and each person, if any, who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933 are indemnified by the distributor of Registrant's shares (the "distributor"), pursuant to the terms of the distribution agreement, which governs the distribution of Registrant's shares, against any and all losses, liabilities, damages, claims and expenses arising out of the acquisition of any shares of the Registrant by any person which (i) may be based upon any wrongful act by the distributor or any of the distributor's directors, officers, employees or representatives or (ii) may be based upon any untrue or alleged untrue statement of a material fact contained in a registration statement, prospectus, statement of additional information, shareholder report or other information covering shares of the Registrant filed or made public by the Registrant or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement therein not misleading if such statement or omission was made in reliance upon information furnished to the Registrant by the distributor in writing. In no case does the distributor's indemnity indemnify an indemnified party against any liability to which such indemnified party would otherwise be subject by reason of willful misfeasance, bad faith, or negligence in the performance of its or his duties or by reason of its or his reckless disregard of its or his obligations and duties under the distribution agreement.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

The Adviser is a wholly owned subsidiary of SteinRoe Services Inc. ("SSI"), which in turn is a wholly owned subsidiary of Liberty Financial Companies, Inc., which is a majority owned subsidiary of LFC Holdings, Inc., which in turn is a subsidiary of Liberty Mutual Equity Corporation, which in turn is a subsidiary of Liberty Mutual Insurance Company. The Adviser acts as investment adviser to individuals, trustees, pension and profit-sharing plans, charitable organizations, and other investors. In addition to Registrant, it also acts as investment adviser to other investment companies having different investment policies.

For a two-year business history of officers and directors of the Adviser, please refer to the Form ADV of Stein Roe & Farnham Incorporated and to the section of the statement of additional information (part B) entitled "Investment Advisory Services."

Certain directors and officers of the Adviser also serve and have during the past two years served in various capacities as officers, directors, or trustees of SSI and of the Registrant, and other investment companies managed by the Adviser. (The listed entities are located at One South Wacker Drive, Chicago, Illinois 60606, except for SteinRoe Variable Investment Trust and Liberty Variable Investment Trust, which are located at Federal Reserve Plaza, Boston, MA 02210 and LFC Utilities Trust, which is located at One Financial Center, Boston, MA 02111.) A list of such capacities is given below.

                                                  POSITION FORMERLY
                                                    HELD WITHIN
                      CURRENT POSITION              PAST TWO YEARS
                      -------------------           --------------
STEINROE SERVICES INC.
Gary A. Anetsberger   Vice President
Kenneth J. Kozanda    Vice President; Treasurer
Kenneth R. Leibler    Director
C. Allen Merritt, Jr. Director; Vice President
Heidi J. Walter       Vice President; Secretary
Hans P. Ziegler       Director; President; Chairman

SR&F BASE TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Sr. Vice-President            Treasurer
Thomas W. Butch       President; Trustee            Executive V-P
Kevin M. Carome       Vice-President; Asst. Secy.
Loren A. Hansen       Executive Vice-President
Heidi J. Walter       Vice-President; Secretary
Hans P. Ziegler       Executive Vice-President

STEIN ROE INCOME TRUST; STEIN ROE INSTITUTIONAL TRUST; AND
STEIN ROE TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Sr. Vice-President            Treasurer
Thomas W. Butch       President; Trustee            Exec. V-P; V-P
Kevin M. Carome       Vice-President; Asst. Secy.
Loren A. Hansen       Executive Vice-President
Michael T. Kennedy    Vice-President
Stephen F. Lockman    Vice-President
Steven P. Luetger                                   Vice-President
Lynn C. Maddox        Vice-President
Jane M. Naeseth       Vice-President
Heidi J. Walter       Vice-President; Secretary
Hans P. Ziegler       Executive Vice-President

STEIN ROE INVESTMENT TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Sr. Vice-President            Treasurer
David P. Brady        Vice-President
Thomas W. Butch       President; Trustee            Exec. V-P; V-P
Daniel K. Cantor      Vice-President
Kevin M. Carome       Vice-President; Asst. Secy.
E. Bruce Dunn                                       Vice-President
Erik P. Gustafson     Vice-President
Loren A. Hansen       Executive Vice-President
David P. Harris       Vice-President
Harvey B. Hirschhorn  Vice-President
Eric S. Maddix        Vice-President
Lynn C. Maddox        Vice-President
Arthur J. McQueen     Vice-President
M. Gerard Sandel      Vice-President
Gloria J. Santella    Vice-President
Heidi J. Walter       Vice-President; Secretary
Hans P. Ziegler       Executive Vice-President

STEIN ROE ADVISOR TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Sr. Vice-President            Treasurer
David P. Brady        Vice-President
Thomas W. Butch       President; Trustee            Exec. V-P; V-P
Daniel K. Cantor      Vice-President
Kevin M. Carome       Vice-President; Asst. Secy.
E. Bruce Dunn                                       Vice-President
Erik P. Gustafson     Vice-President
Loren A. Hansen       Executive Vice-President
David P. Harris       Vice-President
Harvey B. Hirschhorn  Vice-President
Michael T. Kennedy    Vice-President
Stephen F. Lockman    Vice-President
Eric S. Maddix        Vice-President
Lynn C. Maddox        Vice-President
Arthur J. McQueen     Vice-President
M. Gerard Sandel      Vice-President
Gloria J. Santella    Vice-President
Heidi J. Walter       Vice-President; Secretary
Hans P. Ziegler       Executive Vice-President

STEIN ROE MUNICIPAL TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Sr. Vice-President            Treasurer
Thomas W. Butch       President; Trustee            Exec. V-P; V-P
Kevin M. Carome       Vice-President; Asst. Secy.
Joanne T. Costopoulos Vice-President
Loren A. Hansen       Executive Vice-President
Lynn C. Maddox        Vice-President
Veronica M. Wallace   Vice-President
Heidi J. Walter       Vice-President; Secretary
Hans P. Ziegler       Executive Vice-President

STEINROE VARIABLE INVESTMENT TRUST
Gary A. Anetsberger   Treasurer
Kevin M. Carome       Assistant Secretary
E. Bruce Dunn                                       Vice President
Erik P. Gustafson     Vice President
Harvey B. Hirschhorn  Vice President
Michael T. Kennedy                                  Vice President
Jane M. Naeseth       Vice President
William M. Wadden IV  Vice President

LFC UTILITIES TRUST
Gary A. Anetsberger   Vice President
Ophelia L. Barsketis  Vice President
Deborah A. Jansen     Vice President

LIBERTY VARIABLE INVESTMENT TRUST
Ophelia L. Barsketis  Vice President
Deborah A. Jansen     Vice President
Kevin M. Carome       Vice President

STEIN ROE FLOATING RATE LIMITED LIABILITY COMPANY
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Senior Vice-President
Thomas W. Butch       President; Manager
Kevin M. Carome       Vice-President; Assistant Secretary
Loren A. Hansen       Executive Vice-President
Heidi J. Walter       Vice-President; Secretary
Hans P. Ziegler       Executive Vice-President

STEIN ROE FLOATING RATE INCOME TRUST; STEIN ROE INSTITUTIONAL FLOATING RATE INCOME TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Senior Vice-President
Thomas W. Butch       President; Trustee
Kevin M. Carome       Vice-President; Assistant Secretary
Brian W. Good         Vice-President
James R. Fellows      Vice-President
Loren A. Hansen       Executive Vice-President
Heidi J. Walter       Vice-President; Secretary
Hans P. Ziegler       Executive Vice-President

ITEM 29.  PRINCIPAL UNDERWRITERS.

Registrant's principal underwriter, Liberty Funds Distributor, Inc., a subsidiary of Colonial Management Associates, Inc., also acts in the same capacity to Colonial Trust I, Colonial Trust II, Colonial Trust III, Colonial Trust IV, Colonial Trust V, Colonial Trust VI, Colonial Trust VII, Stein Roe Investment Trust, Stein Roe Income Trust, Stein Roe Municipal Trust, Stein Roe Institutional Trust and Stein Roe Trust; and sponsor for Colony Growth Plans (public offering of which was discontinued on June 14, 197l).
The table below lists each director or officer of Liberty Funds
Distributor, Inc.

                          Position and Offices      Positions and
Name and Principal        with Principal            Offices with
 Business Address*        Underwriter               Registrant
--------------------      ---------------------     ---------------
Anderson, Judith          Vice President                None
Anetsberger, Gary A.      Senior Vice President       Senior V-P
Babbitt, Debra            VP & Compliance Officer       None
Ballou, Rich              Vice President                None
Balzano, Christine R.     Vice President                None
Bartlett, John            Managing Director             None
Blumenfeld, Alex          Vice President                None
Brown, Beth               Vice President                None
Burtman, Tracy            Vice President                None
Butch, Thomas W.          Senior Vice President      Pres., Trustee
Campbell, Patrick         Vice President                None
Chrzanowski, Daniel       Vice President                None
Claiborne, Douglas        Vice President                None
Clapp, Elizabeth A.       Senior Vice President         None
Conlin, Nancy L.          Director, Clerk               None
Davey, Cynthia            Sr. Vice President            None
Desilets, Marian          Vice President                None
Devaney, James            Vice President                None
DiMaio, Steve             Vice President                None
Downey, Christopher       Vice President                None
Emerson, Kim P.           Vice President                None
Erickson, Cynthia G.      Senior Vice President         None
Evans, C. Frazier         Managing Director             None
Feldman, David            Senior Vice President         None
Fifield, Robert           Vice President                None
Gauger, Richard           Vice President                None
Gerokoulis, Stephen A.    Senior Vice President         None
Gibson, Stephen E.        Director, Chairman of Board   None
Goldberg, Matthew         Vice President                None
Geunard, Brian            Vice President                None
Harrington, Tom           Sr. Vice President            None
Harris, Carla L.          Vice President                None
Hodgkins, Joseph          Sr. Vice President            None
Hussey, Robert            Senior Vice President         None
Iudice, Jr., Philip       Treasurer and CFO             None
Jones, Cynthia            Vice President                None
Jones, Jonathan           Vice President                None
Karagiannis, Marilyn      Managing Director             None
Kelley, Terry M.          Vice President                None
Kelson, David W.          Senior Vice President         None
Libutti, Chris            Vice President                None
McCombe, Gregory          Senior Vice President         None
McKenzie, Mary            Vice President                None
Menchin, Catherine        Vice President                None
Miller, Anthony           Vice President                None
Moberly, Ann R.           Senior Vice President         None
Morner, Patrick           Vice President                None
Morse, Jonathan           Vice President                None
O'Shea, Kevin             Managing Director             None
Piken, Keith              Vice President                None
Pollard, Brian S.         Vice President                None
Predmore, Tracy           Vice President                None
Quirk, Frank              Vice President                None
Reed, Christopher B.      Senior Vice President         None
Riegel, Joyce B.          Vice President                None
Robb, Douglas             Vice President                None
Sandberg, Travis          Vice President                None
Scarlott, Rebecca         Vice President                None
Schulman, David           Vice President                None
Scoon, Davey              Director                      None
Scott, Michael W.         Senior Vice President         None
Sideropoulos, Lou         Vice President                None
Smith, Darren             Vice President                None
Studer, Eric              Vice President                None
Sutton, R. Andrew         Vice President                None
Tambone, James            Chief Executive Officer       None
Tasiopoulos, Lou          President                     None
Tuttle, Brian             Vice President                None
Van Etten, Keith          Vice President                None
Villanova, Paul           Vice President                None
Wallace, John             Vice President                None
Walter, Heidi J.          Vice President             V-P & Secy.
Wess, Valerie             Vice President                None
Young, Deborah            Vice President                None
---------
* The address of Ms. Harris, Ms. Riegel, Ms. Walter, and Messrs. Anetsberger, Butch and Pollard is One South Wacker Drive, Chicago, IL 60606. The address of each other director and officer is One Financial Center, Boston, MA 02111.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b), and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at One South Wacker Drive, Chicago, Illinois 60606. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of Registrant's transfer agent or custodian.

ITEM 31.  MANAGEMENT SERVICES.
None.

ITEM 32.  UNDERTAKINGS.
None.

                             SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 29th day of October, 1998.

                                   STEIN ROE ADVISOR TRUST

                                   By   THOMAS W. BUTCH
                                        Thomas W. Butch
                                        President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature*                     Title                     Date
------------------------    ---------------------   --------------
THOMAS W. BUTCH             President and Trustee   Oct. 29, 1998
Thomas W. Butch
Principal Executive Officer

GARY A. ANETSBERGER         Senior Vice-President   Oct. 29, 1998
Gary A. Anetsberger
Principal Financial Officer

SHARON R. ROBERTSON         Controller              Oct. 29, 1998
Sharon R. Robertson
Principal Accounting Officer

WILLIAM W. BOYD             Trustee                 Oct. 29, 1998
William W. Boyd

LINDSAY COOK                Trustee                 Oct. 29, 1998
Lindsay Cook

DOUGLAS A. HACKER           Trustee                 Oct. 29, 1998
Douglas A. Hacker

JANET LANGFORD KELLY        Trustee                 Oct. 29, 1998
Janet Langford Kelly

CHARLES R. NELSON           Trustee                 Oct. 29, 1998
Charles R. Nelson

THOMAS C. THEOBALD          Trustee                 Oct. 29, 1998
Thomas C. Theobald

*This Registration Statement has also been signed by the above persons in their capacities as trustees and officers of SR&F Base Trust

                       STEIN ROE ADVISOR TRUST
              INDEX TO EXHIBITS FILED WITH THIS AMENDMENT

Exhibit
Number   Description
-------  -------------

 2(b)    Amendment to By-Laws

11       Consents of Arthur Andersen LLP and Ernst & Young LLP

17       Financial Data Schedules:
  (a)    Stein Roe Advisor Growth & Income Fund, Class K
  (b)    Stein Roe Advisor International Fund, Class K
  (c)    Stein Roe Advisor Young Investor Fund, Class A
  (d)    Stein Roe Advisor Young Investor Fund, Class K
  (e)    Stein Roe Advisor Special Venture Fund, Class K
  (f)    Stein Roe Advisor Balanced Fund, Class K
  (g)    Stein Roe Advisor Growth Stock Fund, Class A
  (h)    Stein Roe Advisor Growth Stock Fund, Class B
  (i)    Stein Roe Advisor Growth Stock Fund, Class C
  (j)    Stein Roe Advisor Growth Stock Fund, Class K
  (k)    Stein Roe Advisor Special Fund, Class K
  (l)    Stein Roe Advisor Intermediate Bond Fund, Class K
  (m)    Stein Roe Advisor Income Fund, Class K
  (n)    Stein Roe Advisor High-Yield Municipals Fund, Class K